UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
             Oaks, PA 19456 (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2006

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 102.1%

ALABAMA -- 1.3%
   Homewood, Educational Building
     Authority, Educational Facilities,
     Samford University Project, RB,
     AMBAC (A)
     2.950%, 12/01/21                             $    8,970         $    8,970
   Lee County, Industrial Development
     Authority, Lifesouth Community
     Blood Center Project, RB (A) (B)
     3.050%, 12/01/19                                    695                695
                                                                     ----------
                                                                          9,665
                                                                     ----------
ALASKA -- 0.7%
   Valdez, Marine Terminal Authority,
     Exxon Pipeline Project, Ser A,
     RB (A)
     3.000%, 06/01/37                                  4,800              4,800
                                                                     ----------
ARIZONA -- 1.5%
   Maricopa County, Industrial
     Development Authority, Gran
     Victoria Housing Project, Ser A,
     RB (A) (C)
     3.050%, 04/15/30                                    600                600
   Phoenix, Industrial Development
     Authority, Rancho LaDera Project,
     RB (A) (B)
     3.120%, 10/01/23                                 10,300             10,300
                                                                     ----------
                                                                         10,900
                                                                     ----------
ARKANSAS -- 0.7%
   Pulaski County, Lease Purchase
     Project, Ser B, RB (A) (C)
     3.140%, 03/01/07                                  5,000              5,000
                                                                     ----------
CALIFORNIA -- 0.9%
   California State, Educational
     Facilities Authority, Chapman
     University Project, RB (A) (B)
     3.110%, 12/01/30                                    900                900
   California State, Housing Finance
     Agency, Multi-Family Housing
     Authority, Ser D, RB (A)
     3.030%, 02/01/31                                    490                490
   California State, Infrastructure &
     Economic Development Authority, J.
     Paul Getty Project, Ser B,
     RB (A) (B)
     2.250%, 04/01/33                                  1,800              1,800
   Huntington Park, Public Financing
     Authority, Parking Project, Ser A,
     RB (A) (B)
     3.000%, 09/01/19                                    255                255
   Irvine Ranch, Water District
     Authority, Ser B, GO (A) (B)
     3.042%, 08/01/09                                    270                270
   Los Angeles County, Multi-Family
     Housing Authority, Malibu Canyon
     Apartments Project, Ser B,
     RB (A) (B)
     3.010%, 06/01/10                                    520                520

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Oakland, Liquidity Facilities
     Authority, Association of Bay Area
     Governments Project, RB (A) (B)
     3.080%, 12/01/09                             $       75         $       75
   Orange County, Apartment Development
     Authority, Hidden Hills Project,
     Ser C, RB (A)
     3.010%, 11/01/09                                    500                500
   Riverside County, Housing Authority,
     De Anza Villas Project, RB (A) (B)
     2.970%, 12/01/16                                    220                220
   San Bernardino County, Housing
     Authority, Indian Knoll Apartments
     Project, Ser A, RB (A) (C)
     3.030%, 05/15/31                                    270                270
   San Diego County, Museum of Art
     Project, COP (A) (B)
     3.170%, 09/01/30                                    600                600
   Three Valleys, Municipal Water
     District Authority, Miramar Water
     Treatment Plant Project,
     COP (A) (B)
     2.970%, 11/01/14                                    700                700
   Westminster, Redevelopment Agency,
     Commercial Redevelopment Project
     No. 1, TAN, AMBAC (A)
     3.020%, 08/01/27                                    295                295
                                                                     ----------
                                                                          6,895
                                                                     ----------
COLORADO -- 7.1%
   Arapahoe County, Water & Wastewater
     Authority, Refunding & Improvement
     Project, Ser A,
     RB (A) (B)
     3.070%, 12/01/33                                  4,000              4,000
   Arvada, Water Authority, RB,
     FSA (A)
     2.850%, 11/01/20                                  1,225              1,225
   Boulder, Health Facilities
     Authority, Community Hospital
     Project,
     RB (A) (B)
     3.130%, 10/01/30                                 15,750             15,750
   Castlewood Ranch, Metropolitan
     District, GO (A) (B)
     2.300%, 12/01/31                                  2,500              2,500
   Colorado Springs, Goodwill
     Industries of Colorado Springs
     Project, RB (A) (B)
     3.250%, 02/01/07                                    480                480
   Denver (City & County), Multi-Family
     Housing Authority, Ogden
     Residences Project, RB (A) (B)
     3.030%, 12/01/29                                  4,785              4,785
   NBC, Metropolitan District
     Authority, GO (A) (B)
     3.140%, 12/01/30                                  1,000              1,000
   Superior, Metropolitan District
     Authority, Refunding &
     Improvements Project, Ser A,
     RB (A)
     2.300%, 12/01/20                                  2,000              2,000


--------------------------------------------------------------------------------
1                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Superior, Metropolitan District
     Authority, Refunding &
     Improvements Project, Ser B,
     RB (A) (B)
     2.300%, 12/01/20                             $    9,000         $    9,000
   Superior, Metropolitan District No.
     1, RB (A) (B)
     3.090%, 12/01/27                                  2,000              2,000
   Thornton, Multi-Family Housing
     Authority, Quaile Ridge Project,
     Ser A, RB (A) (B)
     3.100%, 04/01/10                                    450                450
   Westminster, Ser 2784, COP,
     MBIA (A)
     3.080%, 12/01/25                                  6,820              6,820
   Willow Trace, Metropolitan District
     Authority, Ser A, GO (A) (B)
     2.300%, 12/01/31                                  2,000              2,000
                                                                     ----------
                                                                         52,010
                                                                     ----------
CONNECTICUT -- 0.2%
   Winchester,  BAN
     4.000%, 11/16/06                                  1,300              1,308
                                                                     ----------
DELAWARE -- 1.7%
   Delaware State, Economic Development
     Authority, Hospital Billing, Ser
     C, RB, AMBAC (A)
     2.900%, 12/01/15                                  5,900              5,900
   Delaware State, Economic Development
     Authority, School House Project,
     RB (A)
     3.050%, 12/15/25                                  3,850              3,850
   Delaware State, Economic Development
     Authority, Wilmington Montessori
     School Project, RB (A) (B)
     3.110%, 05/01/20                                  2,585              2,585
                                                                     ----------
                                                                         12,335
                                                                     ----------
FLORIDA -- 2.1%
   Florida State, Multi-Family Housing
     Authority, Lakeside North Project,
     RB (A) (C)
     3.070%, 06/01/34                                  2,800              2,800
   Florida State, Multi-Family Housing
     Authority, Monterey Lake Project,
     Ser C, RB (A) (C)
     3.000%, 07/01/35                                  3,500              3,500
   Florida State, Multi-Family Housing
     Authority, River Oaks Apartments
     Project, RB (A) (C)
     3.000%, 12/01/29                                  3,900              3,900
   Jacksonville, Industrial Development
     Authority, Trailer Marine-Crowly
     Project, RB (A) (B)
     2.750%, 02/01/14                                  3,600              3,600
   Miami-Dade County, Industrial
     Development Authority, Carrollton
     School Project, RB (A) (B)
     2.990%, 06/01/24                                    500                500
   Miami-Dade County, Industrial
     Development Authority, Saral
     Publications Project, RB (A) (B)
     3.050%, 04/01/08                                    400                400

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Orange County, Multi-Family Housing
     Authority, Post Fountains Project,
     RB (A) (C)
     3.000%, 06/01/25                             $    1,000         $    1,000
                                                                     ----------
                                                                         15,700
                                                                     ----------
GEORGIA -- 5.7%
   Atlanta, Rapid Transportation
     Authority, Ser B, RB (A) (B)
     2.930%, 07/01/25                                  5,470              5,470
   Bibb County, Refunding & Improvement
     Authority, Baptist Village
     Project, RB (A) (B)
     3.050%, 08/01/18                                    700                700
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project, RB (A) (B)
     3.060%, 12/01/06                                  6,500              6,500
   Cobb County, Residential Facilities
     for the Elderly, A.G. Rhodes Home
     Project, RB (A) (B)
     3.050%, 04/01/16                                    575                575
   Dalton, Utilities Authority, Ser
     A02, RB, FSA (A)
     3.020%, 01/01/12                                  2,995              2,995
   DeKalb County, Multi-Family Housing
     Authority, Winters Creek
     Apartments Project, RB (A) (C)
     3.000%, 06/15/25                                  1,400              1,400
   DeKalb County, Multi-Family Housing
     Authority, Woodhills Apartments
     Project, RB (A) (B)
     3.030%, 12/01/07                                  2,350              2,350
   Downtown Savannah, Refunding &
     Improvements Project, RB
     3.000%, 01/01/06                                  2,305              2,306
   Fulton County, Development
     Authority, Arthritis Foundation
     Project, RB (A) (B)
     3.050%, 12/01/16                                    935                935
   Fulton County, Multi-Family Housing
     Authority, Champions Green
     Apartments Project, Ser B, RB (A)
     3.000%, 10/01/25                                    850                850
   Fulton County, Multi-Family Housing
     Authority, Hampton Hills
     Apartments Project, RB (A) (C)
     3.060%, 06/01/23                                  2,100              2,100
   Gainesville & Hall Counties, Senior
     Living Facilities, Lanier Village
     Project, Ser A, RB (A) (B)
     3.030%, 11/15/10                                  4,730              4,730
   Gainesville & Hall Counties, Senior
     Living Facilities, Lanier Village
     Project, Ser B, RB, Radian Insured
     (A)
     3.030%, 11/15/33                                  2,000              2,000
   Gainesville & Hall Counties, Senior
     Living Facilities, Lanier Village
     Project, Ser C, RB (A) (B)
     3.030%, 11/15/30                                  1,000              1,000
   Georgia State, Municipal Electric
     Authority, RB, FSA (A)
     3.080%, 07/01/08                                    200                200


--------------------------------------------------------------------------------
2                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Gwinnett County, Development
     Authority, Wesleyan School
     Project, RB (A)
     3.050%, 03/01/21                             $      700         $      700
   Gwinnett County, Multi-Family
     Housing Authority, Greens
     Apartments Project, RB (A) (C)
     3.000%, 06/15/25                                  3,500              3,500
   Marietta, Multi-Family Housing
     Authority, Winterset Apartments
     Project, RB (A) (B)
     3.000%, 02/01/26                                  1,200              1,200
   Roswell, Multi-Family Housing
     Authority, Azalea Park Apartments
     Project, RB (A) (C)
     3.000%, 06/15/25                                  1,900              1,900
   Savannah, Economic Development
     Authority, Westside Urban Health
     Center Project, Ser A, RB (A) (B)
     3.050%, 03/01/18                                    105                105
                                                                     ----------
                                                                         41,516
                                                                     ----------
ILLINOIS -- 9.7%
   Central Lake County, Joint Action
     Project, Ser B18, RB, AMBAC (A)
     3.020%, 05/01/20                                  1,400              1,400
   Chicago, Board of Education,
     Ser C-1, GO, FSA
     3.000%, 03/01/31                                  9,850              9,850
   Chicago, Park District Authority,
     Corporate Purpose, Ser A, TAW
     4.000%, 05/01/06                                  1,000              1,005
   Cook County, Ser B11, GO,
     AMBAC (A)
     3.020%, 11/15/25                                    490                490
   Illinois State, Development
     Financing Authority, Christian
     Brothers Services Project,
     RB (A) (B)
     3.030%, 05/01/20                                  1,500              1,500
   Illinois State, Development
     Financing Authority, Creative
     Childrens Academy Project,
     RB (A) (B)
     3.250%, 10/01/28                                  2,500              2,500
   Illinois State, Development
     Financing Authority, World
     Communications Project,
     RB (A) (B)
     3.000%, 08/01/15                                  1,400              1,400
   Illinois State, Educational
     Facilities Authority, Art
     Institute of Chicago Project, RB
     (A)
     3.000%, 03/01/27                                    900                900
   Illinois State, Finance Authority,
     Illinois Institution Technology
     Project, RB (A) (B)
     3.020%, 12/01/24                                  1,000              1,000
   Illinois State, Finance Authority,
     Rest Haven Christian Service
     Project, Ser B, RB (A) (B)
     3.070%, 11/15/34                                  4,900              4,900
   Illinois State, Health Facilities
     Authority, Memorial Health Systems
     Project, RB (A) (B)
     3.080%, 10/01/22                                    500                500

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Lake County, Community School
     District No. 46, Ser D04, GO,
     FSA (A)
     3.020%, 11/01/25                             $   10,515         $   10,515
   Lakemoor, Multi-Family Housing
     Authority, Housing Mortgage
     Project, Ser C, RB (A) (B)
     3.140%, 12/01/20                                  6,400              6,400
   Macon County, Industrial Development
     Authority, Decatur Family YMCA
     Project, RB (A)
     3.080%, 05/01/35                                  4,400              4,400
   Mundelein, Industrial Development
     Authority, 1200 Town Line Road
     Project, RB (A) (B)
     3.000%, 01/01/06                                  2,600              2,600
   Rockford, Wesley Willows Obligation,
     RB (A) (B)
     3.010%, 04/01/32                                  4,500              4,500
   Skokie, Economic Development
     Authority, Skokie Fashion Square
     Project, RB (A) (B)
     3.435%, 12/01/14                                  4,350              4,350
   Will County, Forest Preserve
     District, GO, MBIA (A)
     3.080%, 12/15/23                                 12,995             12,995
                                                                     ----------
                                                                         71,205
                                                                     ----------
INDIANA -- 6.5%
   Carmel, Waterworks Authority,
     Ser B, BAN (A)
     3.400%, 11/17/06                                  4,000              4,000
   Elkhart County, Industrial
     Development Authority, Hubbard
     Hill Estates Project, RB (A) (B)
     3.060%, 11/01/21                                    980                980
   Hamilton, Southeastern Schools, Ser
     2682, RB, FSA (A)
     3.080%, 07/10/17                                  6,540              6,540
   Hamilton, Southeastern Schools,
     Temporary Loan Warrants
     3.250%, 12/30/05                                  7,200              7,202
   Indiana Bond Bank, Advanced Funding
     Program Notes Project, Ser A, RB
     3.250%, 01/26/06                                  4,975              4,982
   Indiana State, Development Finance
     Authority, Brebeuf Preparatory
     School Project, RB (A) (B)
     3.250%, 07/01/26                                  3,400              3,400
   Indiana State, Development Finance
     Authority, Cathedral High School
     Project, RB (A) (B)
     3.080%, 09/01/26                                    300                300
   Indiana State, Educational
     Facilities Authority, University
     of Evansville Project, Ser B, RB
     (A) (B)
     3.250%, 12/01/29                                  2,000              2,000
   Indiana State, Health & Educational
     Facilities Financing Authority,
     Howard Regional Health Systems
     Project, Ser B, RB (A) (B)
     3.080%, 01/01/35                                  2,300              2,300


--------------------------------------------------------------------------------
3                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Credit Group Project,
     Ser A-2, RB (A) (B)
     2.720%, 11/15/36                             $    1,500         $    1,500
   Indiana State, Health Facilities
     Financing Authority, Bethesda
     Living Center Project, Ser B,
     RB (A) (B)
     3.070%, 08/01/31                                  2,495              2,495
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser A, RB (A) (B)
     3.080%, 10/01/32                                  2,035              2,035
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser B, RB (A) (B)
     3.080%, 10/01/22                                  3,265              3,265
   Indiana State, Health Facilities
     Financing Authority, Margaret Mary
     Community Hospital Project, Ser A,
     RB (A) (B)
     3.080%, 12/01/29                                    350                350
   Indiana State, Industrial Development
     Authority, Goodwill Industries
     Center Project, RB (A) (B)
     3.110%, 06/01/16                                  1,545              1,545
   Muncie, Community Schools, Temporary
     Loan Warrants,
     2.800%, 12/30/05                                  3,700              3,701
   Spencer-Owen, Community Schools, TAW
     3.000%, 12/30/05                                  1,000              1,000
                                                                     ----------
                                                                         47,595
                                                                     ----------
IOWA -- 2.2%
   Iowa State, Finance Authority,
     Carroll Kuemper Catholic High
     School Project, RB (A) (B)
     3.080%, 06/01/28                                  1,395              1,395
   Iowa State, Finance Authority,
     Museum of Art Foundation Project,
     RB (A) (B)
     3.080%, 06/01/33                                    150                150
   Iowa State, Healthcare Facilities
     Authority, Care Initiatives
     Project, RB (A) (B)
     3.080%, 11/01/32                                    455                455
   Iowa State, Higher Education Loan
     Authority, Morningside Project,
     Ser G, RAN (A) (B)
     3.750%, 05/24/06                                  1,000              1,004
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Des Moines Project,
     RB (A) (B)
     3.080%, 10/01/24                                  6,400              6,400
     3.080%, 10/01/33                                  1,200              1,200
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Grand View Project,
     RB (A) (B)
     3.080%, 10/01/25                                  1,190              1,190

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Wartburg Project,
     RB (A) (B)
     3.080%, 03/01/30                             $    1,200         $    1,200
   Iowa State, Higher Education Loan
     Authority, Private Colleges
     Facilities, Drake University
     Project, RB (A) (B)
     3.080%, 07/01/31                                    100                100
   Iowa State, Higher Education Loan
     Authority, Private Colleges
     Facilities, Morningside College
     Project, RB (A) (B)
     3.080%, 07/01/26                                    800                800
   Iowa State, TRAN
     4.500%, 06/30/06                                  2,000              2,015
                                                                     ----------
                                                                         15,909
                                                                     ----------
KANSAS -- 2.6%
   Kansas State, Development Finance
     Authority, Department of
     Administration Project, Ser J-2,
     RB (A)
     3.030%, 12/01/34                                  1,610              1,610
   Kansas State, Development Finance
     Authority, Multi-Family Housing,
     Woodridge Project,
     RB (A) (C)
     3.060%, 03/01/31                                  3,000              3,000
   Prairie Village, Multi-Family
     Housing Authority, Corinth Place
     Apartments Project, RB (A)
     3.060%, 11/01/30                                  2,350              2,350
   Salina, Central Mall Dillard
     Project, Ser 84, RB (A)
     3.250%, 12/01/14                                    495                495
   Topeka, Multi-Family Housing
     Authority, Fleming Court Project,
     RB (A) (B)
     3.140%, 12/01/28                                  3,770              3,770
   Wyandotte County, Unified
     Government, Municipal Temporary
     Notes, Ser III, GO
     2.750%, 04/01/06                                  7,665              7,665
                                                                     ----------
                                                                         18,890
                                                                     ----------
KENTUCKY -- 2.7%
   Jefferson County, Retirement Home
     Facilities Authority, Nazareth
     Library Project, RB (A) (B)
     3.060%, 10/01/19                                  1,270              1,270
   Kentucky State, Asset & Liability
     Commission, Ser A, TRAN
     4.000%, 06/28/06                                 10,000             10,074
   Kentucky State, Development Finance
     Authority New Harmony Project, Ser
     A2, RB (A) (B)
     3.160%, 12/01/31                                    430                430
   Kentucky State, Development Finance
     Authority, Havery Brewers Project,
     Ser C2,
     RB (A) (B)
     3.160%, 12/01/31                                    390                390


--------------------------------------------------------------------------------
4                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Kentucky State, Rural Water Finance
     Authority, Construction Notes, Ser
     B, RB (A)
     2.400%, 10/01/06                             $    5,500         $    5,500
   Lexington-Fayette Urban County,
     Government Residential Facilities,
     Richmond Place Project,
     RB (A) (B)
     2.750%, 04/01/15                                  2,000              2,000
   Muhlenberg County, Airport District,
     Ser B-2, RB (A) (B)
     3.160%, 12/01/31                                    415                415
                                                                     ----------
                                                                         20,079
                                                                     ----------
MAINE -- 0.3%
   Maine, Health & Higher Educational
     Authority, New England Project,
     Ser E, RB, AMBAC (A)
     3.000%, 12/01/25                                  2,325              2,325
                                                                     ----------
MARYLAND -- 0.7%
   Maryland State, Health & Higher
     Education Authority, Pickersgill
     Project, Ser A, RB, Radian Insured
     (A)
     3.090%, 01/01/35                                  5,000              5,000
                                                                     ----------
MASSACHUSETTS -- 7.0%
   Boston, Water & Sewer Commission,
     Ser A, RB (A) (B)
     2.980%, 11/01/24                                  1,200              1,200
   Hampden & Wilbraham, BAN
     4.250%, 10/13/06                                  2,200              2,221
   Lowell, BAN
     3.500%, 03/24/06                                  2,300              2,306
   Massachusetts State, Central Artery
     Project, Ser A, GO (A)
     3.000%, 12/01/30                                    500                500
   Massachusetts State, Development
     Finance Agency, Belmont Day School
     Project, RB (A) (B)
     3.070%, 07/01/31                                  4,500              4,500
   Massachusetts State, Development
     Finance Agency, Cardinal Cushing
     Centers Project,
     RB (A) (B)
     3.040%, 02/01/33                                  4,310              4,310
   Massachusetts State, Development
     Finance Agency, Contemporary Art
     Project, Ser A, RB (A) (B)
     3.050%, 07/01/34                                  5,000              5,000
   Massachusetts State, Development
     Finance Agency, Draper Laboratory
     Issue, RB, MBIA (A)
     2.950%, 06/01/30                                  2,200              2,200
   Massachusetts State, Development
     Finance Agency, Elderhostel
     Project, RB (A) (B)
     3.140%, 08/01/30                                    980                980
   Massachusetts State, Development
     Finance Agency, New England
     Deaconess Association Project, RB
     (A) (B)
     3.020%, 06/01/34                                  2,000              2,000

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Suffolk University
     Project, Ser A, RB (A)
     3.060%, 07/01/35                             $    7,000         $    7,000
   Massachusetts State, Development
     Finance Agency, The Rivers School
     Project, RB (A) (B)
     3.050%, 08/01/32                                  3,000              3,000
   Massachusetts State, Development
     Finance Agency, Ursuline Academy
     Dedham Project,
     RB (A) (B)
     3.040%, 05/01/32                                  1,800              1,800
   Massachusetts State, Health &
     Educational Facilities Authority,
     Emmanuel College Project,
     RB (A) (B)
     3.030%, 07/01/33                                  3,400              3,400
   Massachusetts State, Health &
     Educational Facilities Authority,
     Essex Museum Project,
     RB (A) (B)
     3.000%, 07/01/33                                  3,400              3,400
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
     3.020%, 11/01/26                                  2,900              2,900
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Systems
     Project, Ser D-4, RB, FSA (A)
     3.030%, 07/01/38                                  1,500              1,500
   Massachusetts State, Housing Finance
     Authority, Multi-Family Housing
     Project, Ser A,
     RB (A) (C)
     2.950%, 01/15/10                                    800                800
   Massachusetts State, Industrial
     Finance Agency, Milton Academy
     Issue, RB, MBIA (A)
     3.000%, 03/01/27                                  1,700              1,700
   Massachusetts State, Water Resources
     Authority, Ser D, RB, FGIC (A)
     2.980%, 11/01/26                                    600                600
                                                                     ----------
                                                                         51,317
                                                                     ----------
MICHIGAN -- 3.4%
   East China, School District, SAN
     3.250%, 03/15/06                                  1,600              1,601
   Essexville-Hampton, Public Schools,
     SAN
     3.600%, 05/31/06                                  1,000              1,003
   Farmington Hills, Botsford General
     Hospital Project, Ser B, RB, MBIA
     (A) (B)
     3.080%, 02/15/16                                  1,750              1,750
   Huron County, Economic Development
     Authority, Huron Memorial Hospital
     Project, RB (A) (B)
     3.050%, 10/01/28                                  2,355              2,355
   Jackson County, Economic Development
     Authority, Limited Thrifty Leoni
     Project, RB (A) (B)
     3.050%, 12/01/14                                    800                800


--------------------------------------------------------------------------------
5                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Michigan State, Housing Development
     Authority, Courtyards of Taylor
     Project,
     Ser A, RB (A) (C)
     3.060%, 08/15/32                             $    1,800         $    1,800
   Michigan State, Housing Development
     Authority, Parks of Taylor
     Apartments Project, Ser A, RB (A)
     (C)
     3.060%, 08/15/32                                  2,600              2,600
   Michigan State, Housing Development
     Authority, Shoal Creek Project, RB
     (A) (B)
     3.000%, 10/01/07                                    700                700
   Michigan State, Job Development
     Authority, East Lansing
     Residential Project, RB (A) (B)
     2.850%, 12/01/14                                  1,900              1,900
   Michigan State, Municipal Bond
     Authority, Ser B-1, BAN
     4.000%, 08/18/06                                  3,250              3,275
   Michigan State, Strategic Fund, Van
     Andel Research Institute Project,
     RB (A) (B)
     3.080%, 11/01/27                                  3,865              3,865
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B)
     3.050%, 05/01/14                                  1,000              1,000
   Sterling Heights, Economic
     Development Authority, Sterling
     Shopping Center Project,
     RB (A) (B)
     3.060%, 12/01/10                                  2,360              2,360
                                                                     ----------
                                                                         25,009
                                                                     ----------
MINNESOTA -- 1.9%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB (A) (B)
     3.080%, 09/01/29                                  8,195              8,195
   Austin, Industrial Development
     Authority, Supervalue Incorporated
     Project, RB (A) (B)
     3.100%, 12/01/13                                  1,400              1,400
   Brooklyn, Center Development
     Authority, Brookdale Project,
     RB (A) (B)
     3.080%, 12/01/14                                    200                200
   Coon Rapids, Health Center Systems
     Project, RB (A) (B)
     3.000%, 08/01/15                                  2,100              2,100
   Lauderdale, Children's Home Society
     Project, RB (A) (B)
     3.130%, 12/01/30                                    740                740
   St. Paul, Housing & Redevelopment
     Authority, Minnesota Public Radio
     Project, RB (A)
     3.080%, 05/01/22                                  1,000              1,000
                                                                     ----------
                                                                         13,635
                                                                     ----------
MISSOURI -- 4.2%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B)
     3.190%, 01/01/09                                  1,900              1,900

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Kansas City, Industrial Development
     Authority, Springs Apartment
     Project, RB (A) (B)
     3.250%, 09/01/25                             $      100         $      100
   Kansas City, Industrial Development
     Authority, Woodlands Partners
     Project, RB (A)
     3.100%, 02/15/31                                  4,045              4,045
   Kirkwood, Tax Increment Revenue
     Authority, Kirkwood Commons
     Project, RB (A)
     3.080%, 10/01/17                                  1,185              1,185
   Missouri State, Health & Educational
     Facilities Authority, Christian
     Brothers Project, Ser A, RB (A)
     (B)
     3.080%, 10/01/32                                    100                100
   Missouri State, Health & Educational
     Facilities Authority, Rockhurst
     University Project,
     RB (A) (B)
     3.030%, 11/01/32                                    900                900
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project,
     RB (A)
     3.080%, 07/01/32                                    400                400
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB, FGIC (A)
     3.080%, 12/01/05                                    200                200
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project,
     Ser B, RB
     3.080%, 10/01/24                                    300                300
   Missouri State, Health & Educational
     Facilities Authority, Washington
     University Project, Ser A, RB (A)
     3.000%, 02/15/34                                    600                600
   Missouri State, Public Buildings
     Authority, Ser B38, RB (A)
     3.020%, 10/15/27                                  9,325              9,325
   Missouri State, Public Utilities
     Commission, Interim Construction
     Notes
     4.000%, 09/15/06                                  3,000              3,022
   St. Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB (A) (C)
     3.100%, 12/01/27                                  8,500              8,500
                                                                     ----------
                                                                         30,577
                                                                     ----------
MONTANA -- 1.2%
   Helena, Higher Education Authority,
     Carroll College Campus Housing
     Project, RB (A) (B)
     3.080%, 10/01/32                                    150                150
   Montana State, Board Investment
     Authority, Inter Capital Project,
     RB Callable 03/01/06 @ 100 (A)
     2.600%, 03/01/25                                  8,500              8,500
                                                                     ----------
                                                                          8,650
                                                                     ----------


--------------------------------------------------------------------------------
6                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
NEBRASKA -- 0.4%
   Lancaster County, Hospital
     Authority, Bryan Leigh Medical
     Center Project, RB, AMBAC (A)
     3.030%, 06/01/18                             $    1,400         $    1,400
   Lincoln, Electric Systems Authority,
     Ser B01, RB (A)
     3.020%, 09/01/20                                  1,975              1,975
                                                                     ----------
                                                                          3,375
                                                                     ----------
NEW YORK -- 2.6%
   Albany, Industrial Development
     Agency, Research Foundation of the
     State University of New York
     Project, Ser A, RB (A)
     3.130%, 07/01/32                                    300                300
   Beacon, City School District, TAN
     3.500%, 12/29/05                                  2,500              2,501
   Marlboro, Central School District,
     School Building Improvements
     Project, BAN
     3.750%, 04/13/06                                  5,800              5,817
   New York City, Municipal Water
     Finance Authority, Ser 1092,
     RB (A)
     3.070%, 06/15/36                                  1,500              1,500
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB
     2.980%, 05/01/28                                  2,300              2,300
   New York, Transitional Finance
     Authority, Sub-Ser 2F, RB
     2.970%, 11/01/22                                  4,380              4,380
   Triborough, Bridge & Tunnel
     Authority, Putters Project,
     Ser 304, RB, MBIA
     3.060%, 11/15/18                                  1,985              1,985
                                                                     ----------
                                                                         18,783
                                                                     ----------
NORTH CAROLINA -- 0.5%
   Wake County, Ser 1106, GO (A)
     3.070%, 03/01/13                                  3,345              3,345
                                                                     ----------
OHIO -- 2.6%
   Franklin County, Healthcare
     Authority, Chelsea-First Community
     Project, RB (A) (B)
     3.070%, 03/01/36                                  4,000              4,000
   Hamilton County, Economic
     Development Authority, RB (A) (B)
     3.080%, 11/01/21                                  2,000              2,000
   Lima, Refunding & Improvement
     Authority, Lima Memorial Hospital
     Project, RB (A) (B)
     3.110%, 12/01/10                                  1,630              1,630
   Lorain County, Industrial
     Development Authority, Regional
     Medical Center Project, RB (A) (B)
     3.050%, 05/01/22                                  1,240              1,240
   New Albany, Community Authority,
     Infrastructure Improvement
     Project, Ser C, RB (A) (B)
     3.060%, 02/01/25                                  2,200              2,200
   North Canton, Purpose Improvement
     Notes, GO
     4.000%, 08/08/06                                  1,000              1,007

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Ohio State, American Municipal Power
     Authority, Gorsuch Station
     Project, Sub-Ser A, RAN
     2.850%, 03/31/06                             $    1,000         $    1,000
   Ohio State, Higher Educational
     Facilities Commission, Kenyon
     College Project, RB (A) (B)
     3.000%, 11/01/35                                    700                700
   Ohio State, Higher Educational
     Facilities Commission, Mount Union
     College Project, RB (A) (B)
     3.060%, 09/01/20                                  2,750              2,750
   Stark County, Industrial Development
     Authority, New Market Packaging
     Limited Project, RB (A) (B)
     3.206%, 11/01/14                                  1,390              1,390
   Toledo Lucas County, Public
     Facilities Authority, Toledo
     Museum of Art Project, RB (A) (B)
     3.040%, 09/01/19                                  1,000              1,000
                                                                     ----------
                                                                         18,917
                                                                     ----------
OKLAHOMA -- 1.7%
   Tulsa, Industrial Development
     Authority, Childrens' Coalition
     Project, RB (A) (B)
     3.250%, 04/01/15                                  1,265              1,265
   Tulsa, Industrial Development
     Authority, Ser A, RB (A)
     3.130%, 05/15/17                                 11,000             11,000
                                                                     ----------
                                                                         12,265
                                                                     ----------
OREGON -- 0.9%
   Multnomah County, Higher Education
     Authority, Concordia University
     Portland Project,
     RB (A) (B)
     3.080%, 12/01/29                                    845                845
   Portland, Sewer Systems Authority,
     Ser 1148, RB, FSA (A)
     3.070%, 08/01/19                                  6,000              6,000
                                                                     ----------
                                                                          6,845
                                                                     ----------
PENNSYLVANIA -- 10.5%
   Allegheny County, Hospital
     Development Authority,
     Presbyterian University Hospital
     Project, Ser B-2, RB (A) (B)
     3.110%, 03/01/18                                    695                695
   Allegheny County, Industrial
     Development Authority, Commercial
     Development, Two Marquis Project,
     RB (A) (B)
     3.110%, 12/01/14                                  3,080              3,080
   Allegheny County, Industrial
     Development Authority, Jewish Home
     & Hospital Project, Ser B, RB (A)
     (B)
     3.060%, 10/01/26                                  3,055              3,055
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B)
     3.090%, 05/01/09                                    870                870


--------------------------------------------------------------------------------
7                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Allegheny County, Industrial
     Development Authority, Pittsburgh
     Theological Society Project,
     RB (A) (B)
     2.850%, 08/01/31                             $    2,100         $    2,100
   Allegheny County, Industrial
     Development Authority, Sacred
     Heart High School Project,
     RB (A) (B)
     3.110%, 06/01/22                                    500                500
   Bucks County, Industrial Development
     Authority, Pennswood Village
     Project, Ser B, RB (A) (B)
     3.050%, 10/01/34                                    600                600
   Central Bucks, School District,
     Ser A, GO, FGIC (A)
     3.080%, 02/01/20                                  1,250              1,250
   Chartiers Valley, Industrial &
     Commercial Development Authority,
     Asbury Place Project, Ser A, RB
     (A) (B)
     3.070%, 12/01/26                                    500                500
   Chester County, Industrial
     Development Authority, The Woods
     Project, RB (A) (B)
     3.060%, 03/31/15                                  1,150              1,150
   Cumberland County, Municipal
     Authority, Dickinson College
     Project, Ser B, RB, AMBAC (A)
     3.200%, 11/01/24                                  1,805              1,805
   Cumberland County, Municipal
     Authority, Wesley Affiliated
     Services Project, Ser C, RB (A) (B)
     3.050%, 01/01/37                                     75                 75
   Dallastown, Area School District
     Authority, GO, FGIC (A)
     3.080%, 05/01/20                                  4,400              4,400
   Emmaus, General Authority, Local
     Government E-19 Project,
     RB (A) (B)
     3.010%, 03/01/24                                  1,000              1,000
   Emmaus, General Authority,
     Sub-Ser B-23, RB (A) (B)
     3.010%, 03/01/24                                    900                900
   Erie County, Hospital Authority,
     Ser 820, RB, MBIA (A)
     3.080%, 07/01/22                                  3,200              3,200
   Harrisburg, Water Authority, Ser B,
     RB, FSA (A)
     3.080%, 07/15/17                                  1,000              1,000
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B)
     3.060%, 10/01/24                                  1,745              1,745
   Lancaster, Higher Education
     Authority, Franklin & Marshall
     College Project, RB (A)
     3.130%, 04/15/27                                  2,045              2,045
   Lawrence County, Industrial
     Development Authority, Villa Maria
     Project, RB (A) (B)
     3.060%, 07/01/33                                  2,130              2,130
   McCandless, Industrial Development
     Authority, Bradford Foundation
     Project, Ser A, RB (A) (B)
     3.110%, 01/01/30                                  1,730              1,730

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Montgomery County, Industrial
     Development Authority, Acts
     Retirement Life Community Project,
     RB, Radian Insured (A)
     3.020%, 11/15/29                             $    7,450         $    7,450
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project, RB (A)
     3.060%, 11/01/10                                  2,250              2,250
   Moon Township, Industrial
     Development Authority, YMCA
     Greater Pittsburgh Project,
     RB (A) (B)
     3.060%, 06/01/25                                  3,280              3,280
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A)
     3.020%, 02/15/27                                  2,400              2,400
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A)
     3.060%, 02/01/18                                  1,650              1,650
   Pennsylvania State, Economic
     Development Financing Authority,
     Mercy Health Systems Project, Ser
     E-1, RB (A) (B)
     3.060%, 09/01/19                                  1,500              1,500
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Association of Independent
     Colleges Project, Ser I3,
     RB (A) (B)
     3.190%, 11/01/31                                  1,500              1,500
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Association of Independent
     Colleges Project, Ser I5,
     RB (A) (B)
     3.080%, 11/01/21                                  4,000              4,000
   Pennsylvania State, Higher
     Educational Facilities Authority,
     St. Josephs University Project,
     Ser A, Radian Insured (A)
     3.100%, 05/01/31                                    600                600
   Pennsylvania State, Public School
     Building Authority, Parkland
     School District Project, Ser D,
     RB, FGIC (A)
     3.080%, 03/01/19                                  1,200              1,200
   Pennsylvania State, Ser A07, GO,
     FGIC (A)
     3.020%, 02/01/14                                    985                985
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Childrens Hospital Project, Ser A,
     RB (A)
     2.980%, 02/15/14                                  7,900              7,900
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B)
     3.080%, 11/01/32                                    400                400
   Sayre, Healthcare Facilities
     Authority, Capital Financing
     Project, Ser A, RB, AMBAC (A)
     3.000%, 12/01/20                                  2,200              2,200


--------------------------------------------------------------------------------
8                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Sayre, Healthcare Facilities
     Authority, Capital Financing
     Project, Ser C, RB, AMBAC (A)
     3.000%, 12/01/20                             $    4,400         $    4,400
   Sayre, Healthcare Facilities
     Authority, Capital Financing
     Project, Ser J, RB, AMBAC (A)
     3.000%, 12/01/20                                  1,400              1,400
                                                                     ----------
                                                                         76,945
                                                                     ----------
SOUTH CAROLINA -- 1.5%
   South Carolina State, Economic Jobs
     Development Authority, St.
     Joseph's High School Project,
     RB (A) (B)
     3.240%, 05/15/25                                  4,635              4,635
   South Carolina State, Ser C05, GO
     (A) (B)
     3.020%, 04/01/28                                  3,000              3,000
   Spartanburg County, School District
     No 1, Ser B, BAN
     5.250%, 11/16/06                                  3,000              3,059
                                                                     ----------
                                                                         10,694
                                                                     ----------
SOUTH DAKOTA -- 0.7%
   South Dakota State, Conservancy
     District Authority, RB (A)
     3.080%, 08/01/26                                  5,015              5,015
                                                                     ----------
TENNESSEE -- 1.4%
   Franklin County, Health & Education
     Facilities, University of the
     South Sewanee Project, RB (A)
     2.850%, 09/01/10                                  1,300              1,300
   Knox County, Health, Educational &
     Housing Facilities Authority, Webb
     School Project, RB (A) (B)
     3.050%, 03/01/19                                  6,930              6,930
   Knox County, Industrial Development
     Board, Professional Plaza Project,
     RB, FGIC (A) (B)
     3.400%, 12/01/14                                  1,600              1,600
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Dede Wallace
     Healthcare Systems Project,
     RB (A) (B)
     3.050%, 03/01/16                                    700                700
                                                                     ----------
                                                                         10,530
                                                                     ----------
TEXAS -- 5.2%
   Gulf Coast, Industrial Development
     Authority, Petrounited Project,
     RB (A) (B)
     3.107%, 11/01/19                                  1,500              1,500
   Gulf Coast, Waste Disposal Authority,
     Armco Project, RB (A) (B)
     3.060%, 12/01/08                                  1,800              1,800
   Houston, Independent School
     District, Ser 1111, GO (A)
     3.070%, 02/15/26                                    500                500
   Houston, Independent School
     District, Ser 408, GO (A)
     3.080%, 02/15/29                                  5,060              5,060

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Houston, Utilities System Revenue
     Authority, Ser B17, RB, MBIA (A)
     3.020%, 05/15/27                             $      450         $      450
   Hunt County, Health Facilities
     Development Authority, Universal
     Health Services Greenville
     Project, RB (A) (B)
     2.940%, 10/01/15                                  1,200              1,200
   Lufkin, Health Facilities
     Development Authority, Memorial
     Health Systems Project, Ser A, RB
     (A) (B)
     3.080%, 02/15/28                                  5,000              5,000
   Northside, Independent School
     District, School Building Project,
     GO (A)
     2.850%, 06/15/35                                  6,850              6,850
   Texas State, ABN Amro MUNITOPS
     Certificate Trust, Ser 2005-21,
     GO (A)
     3.110%, 02/01/13                                  3,375              3,375
   Texas State, Multi-Family Housing
     Authority, Department of Housing &
     Community Affairs, High Point
     Project, RB (A) (C)
     3.000%, 02/01/23                                  1,995              1,995
   Texas State, TRAN
     4.500%, 08/31/06                                  5,200              5,255
   Waxahachie, Independent School
     District, Ser C19, GO (A)
     3.020%, 08/15/30                                  5,140              5,140
                                                                     ----------
                                                                         38,125
                                                                     ----------
UTAH -- 0.7%
   Salt Lake County, Pollution Control
     Authority, Service Station
     Holdings Project, RB (A)
     3.000%, 02/01/08                                  1,900              1,900
   Utah State, Intermountain Power
     Agency, Merlots Project, Ser A59,
     RB, MBIA (A)
     3.020%, 07/01/10                                  3,000              3,000
                                                                     ----------
                                                                          4,900
                                                                     ----------
VERMONT -- 0.4%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B)
     3.160%, 06/01/22                                    475                475
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A)
     3.160%, 06/01/27                                  2,400              2,400
                                                                     ----------
                                                                          2,875
                                                                     ----------
VIRGINIA -- 0.2%
   Newport News, Redevelopment &
     Housing Authority, Springhouse
     Apartments Project, RB (A) (C)
     3.060%, 09/01/26                                  1,450              1,450
                                                                     ----------
WASHINGTON -- 3.6%
   King County, Ser B, BAN
     4.500%, 11/01/06                                  2,500              2,533


--------------------------------------------------------------------------------
9                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Northwest Washington, Electric
     Revenue Authority, Ser A04, RB,
     MBIA (A)
     3.020%, 07/01/18                             $    4,180         $    4,180
   University of Washington, Ser 2837,
     RB, FSA (A)
     3.080%, 06/01/26                                  8,065              8,065
   Washington State, ABN Amro MUNITOPS
     Certificate Trust, Ser 2005-28,
     RB, MBIA (A)
     3.110%, 03/01/13                                  3,995              3,995
   Washington State, Economic
     Development Finance Authority,
     Pioneer Human Services Project,
     Ser H, RB (A) (B)
     3.030%, 09/01/18                                  1,970              1,970
   Washington State, Housing Finance
     Commission, Local 82, JATC
     Educational Development Training
     Project, RB (A)
     3.120%, 11/01/25                                  2,400              2,400
   Washington State, Housing Finance
     Commission, Panorama City Project,
     RB (A) (B)
     3.020%, 01/01/27                                    630                630
   Washington State, Housing Finance
     Commission, Pioneer Human Services
     Program, Ser A,
     RB (A) (B)
     3.100%, 08/01/19                                    200                200
   Washington State, Housing Finance
     Commission, St. Vincent De Paul
     Project, Ser A, RB (A) (B)
     3.080%, 02/01/31                                  2,455              2,455
                                                                     ----------
                                                                         26,428
                                                                     ----------
WISCONSIN -- 3.7%
   Burlington, Area School District,
     TRAN
     3.850%, 09/21/06                                  1,200              1,207
   Green Bay, Industrial Development
     Authority, Curative Rehabilitation
     Center Project, RB (A) (B)
     3.250%, 07/01/13                                    245                245
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project, RB (A) (B)
     3.100%, 11/01/14                                  1,900              1,900
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
     RB (A) (B)
     3.130%, 07/01/21                                     95                 95
   Racine, Unified School District,
     TRAN
     4.000%, 07/14/06                                  4,200              4,231
   West Allis, State Fair Park
     Exposition, RB (A) (B)
     3.080%, 08/01/28                                  6,295              6,295
   Wisconsin State, Health & Educational
     Facilities Authority, Alverno
     College Project, RB (A) (B)
     3.080%, 11/01/17                                    300                300
   Wisconsin State, Health &
     Educational Facilities Authority,
     Blood Center Project, Ser A,
     RB (A) (B)
     3.030%, 06/01/19                                  6,485              6,485

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Wisconsin State, Health &
     Educational Facilities Authority,
     Mercy Health Systems Project, Ser
     C, RB (A) (B)
     3.070%, 08/15/23                             $    4,540         $    4,540
   Wisconsin State, Health &
     Educational Facilities Authority,
     Meriter Hospital Project,
     RB (A) (B)
     3.080%, 12/01/32                                    500                500
   Wisconsin State, Health &
     Educational Facilities Authority,
     Oakwood Project, Ser B,
     RB (A) (B)
     3.070%, 08/15/30                                  1,000              1,000
                                                                     ----------
                                                                         26,798
                                                                     ----------
MULTI-STATE (D) -- 1.2%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B)
     3.050%, 10/01/12                                  3,685              3,685
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior
     Certificate of Beneficial
     Ownership Project, Ser 98-1, RB
     (A) (B) (E)
     3.170%, 05/01/28                                  5,130              5,130
                                                                     ----------
                                                                          8,815
                                                                     ----------
Total Municipal Bonds
   (Cost $746,424) ($ Thousands)                                        746,424
                                                                     ----------

Total Investments -- 102.1%
   (Cost $746,424) ($ Thousands) +                                   $  746,424
                                                                     ==========

Percentages are based on Net Assets of $731,051 ($ Thousands).

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C) Securities are collateralized under an agreement from FHLMC, FNMA, GNMA.

(D) Multi-State bond issue including Arkansas, California, Florida, Georgia, Kansas, Tennessee & Virginia.

(E) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

AMBAC       American Municipal Bond Assurance Company
BAN         Bond Anticipation Note
COP         Certificate of Participation
FGIC        Financial Guaranty Insurance Company
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
FSA         Financial Security Assistance
GNMA        Government National Mortgage Association


--------------------------------------------------------------------------------
10                   SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Tax Free Fund
November 30, 2005

GO          General Obligation
MBIA        Municipal Bond Insurance Association
Radian      Radian Asset Assurance
RAN         Revenue Anticipation Note
RB          Revenue Bond
SAN         State Aid Note
Ser         Series
TAN         Tax Anticipation Note
TAW         Tax Anticipation Warrant
TRAN        Tax and Revenue Anticipation Note

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
11                   SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.2%

ALABAMA -- 1.2%
   Birmingham, Medical Clinic Board,
     UAHSF Medical Clinic Project,
     RB (A) (B)
     3.100%, 10/01/28                           $      6,000        $     6,000
   Homewood, Educational Building
     Authority, Educational Facilities,
     Samford University Project, RB,
     AMBAC (A)
     2.950%, 12/01/21                                  1,900              1,900
   Indian Springs Village, Educational
     Building Authority, Indian Springs
     School Project, RB (A) (B)
     3.190%, 11/01/27                                  5,000              5,000
   Mobile, Spring Hill College Project,
     Ser B, RB (A) (B)
     3.020%, 09/01/24                                    500                500
   Russellville, Industrial Development
     Authority, Clark Pulley Industries
     Project, RB (A) (B)
     3.160%, 02/01/09                                  1,340              1,340
                                                                    -----------
                                                                         14,740
                                                                    -----------
ALASKA -- 0.4%
   Valdez, Marine Terminal, BP
     Pipelines Project, Ser C, RB (A)
     3.000%, 07/01/37                                  5,200              5,200
                                                                    -----------
ARIZONA -- 1.4%
   ABN Amro MUNITOPS, 2005-49 Arizona
     Non-Amortized Trust Certificates,
     RB, MBIA
     3.090%, 08/01/13                                  6,285              6,285
   Arizona State, School Facilities
     Board Certificates, COP, FGIC (A)
     3.080%, 09/01/17                                  2,400              2,400
   Arizona State, Transportation Board
     Highway Authority, RB (A)
     3.080%, 07/01/16                                  3,370              3,370
   Maricopa County, Industrial
     Development Authority, Arcadia
     Vista Apartments Project, Ser A,
     RB (A) (B)
     3.150%, 09/01/27                                  5,125              5,125
                                                                    -----------
                                                                         17,180
                                                                    -----------
ARKANSAS -- 1.3%
   Pulaski County, Lease Purchase, Ser
     A, RB (A) (D)
     3.140%, 03/01/07                                 15,900             15,900
                                                                    -----------
CALIFORNIA -- 0.2%
   California State, Department of
     Water Resources, Ser 358,
     RB (A)
     3.040%, 12/01/29                                    650                650
   California State, Health Facilities
     Finance Authority, Municipal
     Securities Trust Receipts,
     Ser CMC6, RB, FSA
     3.010%, 06/01/12                                    995                995

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Irvine Ranch, Water District
     Authority, Ser B, GO (A) (B)
     3.000%, 10/01/09                           $        900        $       900
                                                                    -----------
                                                                          2,545
                                                                    -----------
COLORADO -- 3.6%
   Adams County, Multi-Family Housing
     Authority, Hunters Cove Project,
     Ser A, RB (A) (C)
     3.050%, 01/15/14                                    400                400
   Arapahoe County, Water & Wastewater
     Authority, Refunding & Improvement
     Project, Ser A,
     RB (A) (B)
     3.070%, 12/01/33                                  2,000              2,000
   Arvada, Water Authority, RB,
     FSA (A)
     2.850%, 11/01/20                                  2,175              2,175
   Boulder County, Development
     Authority, Geological Society of
     America Project, Ser 92,
     RB (A) (B)
     2.300%, 12/01/08                                    825                825
   Castlewood Ranch, Metropolitan
     District, GO (A) (B)
     2.300%, 12/01/31                                  4,000              4,000
   Colorado State, Educational &
     Cultural Facilities Authority,
     Fountain Valley School Project, RB
     (A) (B)
     3.250%, 08/01/13                                    900                900
   Colorado State, Educational &
     Cultural Facilities Authority,
     Linfield Christian School Project,
     RB (A) (B)
     3.110%, 05/01/30                                  6,250              6,250
   Colorado State, Health Facilities
     Authority, Christian Living
     Project, Ser A, RB (A) (B)
     3.070%, 01/01/31                                  3,415              3,415
   Colorado State, Health Facilities
     Authority, The Visiting Nurse
     Project, RB (A) (B)
     3.060%, 07/01/22                                    200                200
   Colorado State, Regional
     Transportation Authority, RB,
     AMBAC (A)
     3.080%, 06/01/25                                  2,300              2,300
   Colorado State, Superior
     Metropolitan District Authority,
     Refunding & Improvements Project,
     Ser C, RB (A) (B)
     2.262%, 12/01/20                                 16,535             16,535
   Denver (City & County), Multi-Family
     Housing Authority, Ogden
     Residences Project, RB (A) (B)
     3.030%, 12/01/29                                  1,000              1,000
   NBC, Metropolitan District
     Authority, GO (A) (B)
     3.140%, 12/01/30                                  1,580              1,580
   Willow Trace, Metropolitan District
     Authority, Ser A, GO (A) (B)
     2.300%, 12/01/31                                  2,550              2,550
                                                                    -----------
                                                                         44,130
                                                                    -----------


--------------------------------------------------------------------------------
1                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
CONNECTICUT -- 0.2%
   Winchester,  BAN
     4.000%, 11/16/06                           $      2,100        $     2,114
                                                                    -----------
DELAWARE -- 2.2%
   Delaware State, Economic Development
     Authority, Hospital Billing, Ser
     C, RB, AMBAC (A)
     2.900%, 12/01/15                                  1,600              1,600
   Delaware State, Economic Development
     Authority, Peninsula United
     Methodist Project, Ser B, RB (A)
     (B)
     3.090%, 05/01/15                                  4,145              4,145
   New Castle County, Student Housing
     Authority, University Courtyard
     Apartments Project, RB (A) (B)
     3.080%, 08/01/31                                 12,500             12,500
   Sussex County, Economic Development
     Authority, Route 113 Limited
     Partnership Project, RB (A) (B)
     3.000%, 11/01/06                                  5,700              5,700
   University of Delaware, University
     Revenue Authority, RB (A)
     2.980%, 11/01/23                                  3,200              3,200
                                                                    -----------
                                                                         27,145
                                                                    -----------
DISTRICT OF COLUMBIA -- 0.1%
   District of Columbia, Laboratory
     School Issue, RB (A) (B)
     3.150%, 12/01/23                                  1,575              1,575
                                                                    -----------
FLORIDA -- 2.6%
   Alachua County, Health Facilities
     Authority, Oak Hammock University
     Project, Ser A,
     RB (A) (B)
     3.030%, 10/01/32                                    500                500
   Alachua County, Industrial
     Development Authority, Oak Hall
     School Project, RB (A) (B)
     3.100%, 07/01/19                                  1,155              1,155
   Florida State, Capital Projects
     Finance Authority, Glenridge on
     Palmer Ranch Project, Ser C,
     RB (A) (B)
     3.030%, 06/01/12                                  1,000              1,000
   Florida State, Multi-Family Housing
     Authority, Country Club Project,
     Ser PP, RB (A) (C)
     3.060%, 12/01/12                                 16,500             16,500
   Florida State, Multi-Family Housing
     Authority, Lakeside North Project,
     RB (A) (C)
     3.070%, 06/01/34                                    700                700
   Florida State, Multi-Family Housing
     Authority, Monterey Lake Project,
     Ser C, RB
     3.000%, 07/01/35                                  2,215              2,215
   Florida State, Multi-Family Housing
     Authority, River Oaks Apartments
     Project, RB (A) (D)
     3.000%, 12/01/29                                    100                100

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Jacksonville, Industrial Development
     Authority, University of Florida
     Health Science Center Project,
     RB (A)
     3.110%, 07/01/19                           $      1,000        $     1,000
   Orange County, Multi-Family Housing
     Authority, Post Lake Apartments
     Project, RB (A) (C)
     2.990%, 06/01/25                                  1,000              1,000
   South Broward Hospital District,
     Ser 337, RB, MBIA
     3.080%, 05/01/32                                  7,115              7,115
   Volusia County, Industrial
     Development Authority, APCO
     Project, Ser A, RB (A) (B)
     3.150%, 02/01/30                                    920                920
                                                                    -----------
                                                                         32,205
                                                                    -----------
GEORGIA -- 2.7%
   Clayton County, Multi-Family Housing
     Authority, Rivers Edge Development
     Project, RB (A) (C)
     3.060%, 07/01/32                                  1,000              1,000
   Dalton, Utilities Authority, Ser
     A02, RB, FSA (A)
     3.020%, 01/01/12                                  4,515              4,515
   DeKalb County, Multi-Family Housing
     Authority, Winters Creek
     Apartments Project, RB (A) (C)
     3.000%, 06/15/25                                    400                400
   DeKalb County, Multi-Family Housing
     Authority, Woodhills Apartments
     Project, RB (A) (B)
     3.030%, 12/01/07                                  1,200              1,200
   Fulton County, Residential Care
     Authority, Lenbrook Square
     Foundation Project, RB (A) (B)
     3.080%, 01/01/18                                    250                250
   Gainesville & Hall Counties, Senior
     Living Facilities, Lanier Village
     Project, Ser A, RB (A) (B)
     3.030%, 11/15/10                                    525                525
   Georgia State, Municipal Electric
     Authority, RB, FSA (A)
     3.080%, 07/01/08                                  7,730              7,730
   Gwinnett County, Gwinnett Hospitals
     Systems Project,
     RB (A) (B)
     3.000%, 07/01/32                                    500                500
   Gwinnett County, Multi-Family
     Housing Authority, Greens
     Apartments Project, RB (A) (C)
     3.000%, 06/15/25                                  2,500              2,500
   Macon-Bibb County, Hospital
     Authority, Medical Center of
     Central Georgia Project,
     RB (A) (B)
     3.000%, 07/01/28                                    500                500
   Marietta, Multi-Family Housing
     Authority, Franklin Walk
     Apartments Project, RB (A) (C)
     3.103%, 01/01/32                                  4,890              4,890
   Marietta, Multi-Family Housing
     Authority, Winterset Apartments
     Project, RB (A) (B)
     3.000%, 02/01/26                                    200                200


--------------------------------------------------------------------------------
2                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Roswell, Multi-Family Housing
     Authority, Belcourt Project, Ser
     A, RB (A) (B)
     3.180%, 09/01/07                           $      9,000        $     9,000
                                                                    -----------
                                                                         33,210
                                                                    -----------
HAWAII -- 1.0%
   Hawaii State, GO, FSA (A)
     3.020%, 07/01/18                                  3,880              3,880
   Hawaii State, Ser 2921, GO,
     AMBAC (A)
     3.080%, 07/01/23                                  8,840              8,840
                                                                    -----------
                                                                         12,720
                                                                    -----------
IDAHO -- 0.2%
   Ammon, Urban Renewal Agency, Tax
     Increment Project, Ser A,
     TA (A) (B)
     3.240%, 08/01/24                                  1,605              1,605
   Boise State, University Foundation,
     Engineering Technology Project, RB
     (A) (B)
     2.990%, 08/01/08                                    445                445
                                                                    -----------
                                                                          2,050
                                                                    -----------
ILLINOIS -- 6.8%
   Belleville, Industrial Development
     Authority, Wetterau Project,
     RB (A) (B)
     3.060%, 12/01/08                                  1,250              1,250
   Chicago, Board of Education, Ser E,
     GO, FSA
     3.060%, 03/01/15                                 15,530             15,530
   Chicago, Park District Authority,
     Corporate Purpose, Ser A, TAW
     4.000%, 05/01/06                                  2,000              2,009
   Cook County, Ser B11, GO,
     AMBAC (A)
     3.020%, 11/15/25                                  2,995              2,995
   Illinois State, Development
     Financing Authority, American
     Academy Project, RB (A) (B)
     3.250%, 04/01/21                                  1,700              1,700
   Illinois State, Development
     Financing Authority, Casa Central
     Padres Project, RB (A) (B)
     3.250%, 08/01/26                                  1,280              1,280
   Illinois State, Development
     Financing Authority, McCormick
     Theological Project, Ser A,
     RB (A) (B)
     3.020%, 06/01/19                                  1,000              1,000
   Illinois State, Development
     Financing Authority, North Shore
     Country Day Project, RB (A) (B)
     3.020%, 07/01/33                                  3,575              3,575
   Illinois State, Development
     Financing Authority, World
     Communications Project,
     RB (A) (B)
     3.000%, 08/01/15                                    100                100
   Illinois State, Economic Development
     Financing Authority, Clearbrook
     Project, RB (A) (B)
     3.250%, 06/01/20                                  3,000              3,000

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Illinois State, Educational
     Facilities Authority, Field Museum
     National History Project, RB (A)
     (B)
     3.000%, 11/01/32                           $      1,000        $     1,000
   Illinois State, Finance Authority,
     IIT Research Institute Project,
     RB (A) (B)
     3.100%, 10/01/34                                  6,200              6,200
   Illinois State, Finance Authority,
     Kohl Childrens Museum Project, RB
     (A) (B)
     3.020%, 07/01/34                                  2,680              2,680
   Illinois State, Finance Authority,
     Rest Haven Christian Service
     Project, Ser B, RB (A) (B)
     3.070%, 11/15/34                                  4,900              4,900
   Illinois State, Health Facilities
     Authority, Glenkirk Project,
     RB (A) (B)
     3.080%, 02/15/21                                    880                880
   Illinois State, Health Facilities
     Authority, Memorial Health Systems
     Project, RB (A) (B)
     3.080%, 10/01/22                                  2,600              2,600
   Illinois State, Ser 783, GO, FSA (A)
     3.070%, 04/01/27                                  6,013              6,013
   Illinois State, State Sales Tax
     Project, Ser A05, RB, FGIC (A)
     3.020%, 06/15/24                                  4,445              4,445
   Lake County, Community School
     District No. 46, Ser D04, GO,
     FSA (A)
     3.020%, 11/01/25                                 10,000             10,000
   Lake County, Community School
     District No. 73, Ser 329, GO,
     FGIC (A)
     3.100%, 12/01/14                                  5,785              5,785
   Macon County, Industrial Development
     Authority, Decatur Family YMCA
     Project, RB (A) (B)
     3.080%, 05/01/35                                  4,300              4,300
   Oakbrook Terrace, Industrial
     Development Authority, Oakbrook
     Terrace Atrium Project, RB (A) (B)
     2.950%, 12/01/25                                  2,000              2,000
   Quad Cities, Regional Economic
     Development Authority, Two Rivers
     YMCA Project, RB (A) (C)
     3.080%, 12/01/31                                    300                300
   University of Illinois, Utility
     Infrastructure Projects, COP (A)
     3.040%, 08/15/21                                    245                245
                                                                    -----------
                                                                         83,787
                                                                    -----------
INDIANA -- 5.0%
   Brownsburg, 1999 School Building
     Authority, RB, FSA
     3.000%, 02/01/06                                  1,000              1,001
   Carmel, Waterworks Authority,
     Ser B, BAN (A)
     3.400%, 11/17/06                                  6,500              6,500
   Crawfordsville, Multi-Family Housing
     Authority, Autumn Woods Phase II
     Project, Ser A, RB (A) (B)
     3.070%, 01/01/33                                  4,150              4,150


--------------------------------------------------------------------------------
3                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Crawfordsville, Multi-Family Housing
     Authority, Autumn Woods Phase II
     Project, Ser B, RB (A) (B)
     3.150%, 01/01/33                           $        990        $       990
   East Porter County, School Building
     Authority, Spears Project,
     Ser DB-145, RB, MBIA (A)
     3.080%, 07/15/16                                  3,590              3,590
   Elkhart County, Industrial
     Development Authority, Hubbard
     Hill Estates Project, RB (A) (B)
     3.060%, 11/01/21                                  2,575              2,575
   Frankfort, Economic Development
     Authority, Frito-Lay Project,
     RB (A)
     3.150%, 11/01/14                                  1,000              1,000
   Indiana Bond Bank, Advanced Funding
     Program Notes Project, Ser A,
     RB (A)
     3.250%, 01/26/06                                  7,000              7,010
   Indiana State, Development Finance
     Authority, Cathedral High School
     Project, RB (A) (B)
     3.080%, 09/01/26                                  1,195              1,195
   Indiana State, Health & Educational
     Facilities Financing Authority,
     Howard Regional Health Systems
     Project, Ser B, RB (A) (B)
     3.080%, 01/01/35                                  1,300              1,300
   Indiana State, Health Facilities
     Financing Authority, Capital
     Access Pool Program, RB (A) (B)
     3.000%, 04/01/13                                    290                290
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser A, RB (A) (B)
     3.080%, 10/01/32                                  3,415              3,415
   Indiana State, Health Facilities
     Financing Authority, Margaret Mary
     Community Hospital Project, Ser A,
     RB (A) (B)
     3.080%, 12/01/29                                  3,450              3,450
   Indiana State, Health Facilities
     Financing Authority, Mary Sherman
     Hospital Project,
     RB (A) (B)
     3.070%, 05/01/19                                  3,535              3,535
   Indiana State, Transportation
     Finance Authority, Ser B-21, RB,
     FGIC (A)
     3.020%, 12/01/22                                  1,995              1,995
   Muncie, Community Schools, Temporary
     Loan Warrants,
     2.800%, 12/30/05                                  5,800              5,801
   Spencer-Owen, Community Schools, TAW
     3.000%, 12/30/05                                  1,700              1,700
   Tippecanoe, School Authority,
     Temporary Loan Warrants
     3.250%, 12/30/05                                 11,600             11,603
                                                                    -----------
                                                                         61,100
                                                                    -----------

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
IOWA -- 2.4%
   Cerro Gordo County, Private Schools
     Facilities, Newman Catholic
     Schools Systems Project, RB (A)
     (B)
     3.130%, 05/01/32                           $      5,750        $     5,750
   Iowa State, Finance Authority,
     Carroll Kuemper Catholic High
     School Project, RB (A) (B)
     3.080%, 06/01/28                                    550                550
   Iowa State, Healthcare Facilities
     Authority, Care Initiatives
     Project, RB (A) (B)
     3.080%, 11/01/32                                  2,265              2,265
   Iowa State, Higher Education Loan
     Authority, Morningside Project,
     Ser G, RAN (B)
     3.750%, 05/24/06                                  2,000              2,007
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities Project, Maharishi
     University, RB (A) (B)
     3.250%, 10/01/30                                  1,300              1,300
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Grand View Project,
     RB (A) (B)
     3.080%, 10/01/25                                  3,190              3,190
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, St. Ambrose Project,
     RB (A) (B)
     3.030%, 04/01/33                                 12,200             12,200
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Wartburg Project,
     RB (A) (B)
     3.080%, 03/01/30                                  1,250              1,250
   Iowa State, Higher Education Loan
     Authority, Private Colleges
     Facilities, Drake University
     Project, RB (A) (B)
     3.080%, 07/01/31                                  1,300              1,300
                                                                    -----------
                                                                         29,812
                                                                    -----------
KANSAS -- 3.0%
   Kansas State, Development Finance
     Authority, Department of
     Administration Project, Ser J-2,
     RB (A)
     3.030%, 12/01/34                                    300                300
   Kansas State, Development Finance
     Authority, Multi-Family Housing,
     Woodridge Project,
     RB (A) (C)
     3.060%, 03/01/31                                  3,700              3,700
   Leavenworth County, GO, FGIC (A)
     3.080%, 09/01/26                                  7,160              7,160
   Lenexa, Multi-Family Housing
     Authority, Barrington Park
     Apartments Project, Ser A,
     RB (A) (C)
     3.060%, 02/01/23                                  1,585              1,585


--------------------------------------------------------------------------------
4                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Merriam, Multi-Family Housing
     Authority, Pinegate Apartments
     Project, RB (A) (B)
     3.140%, 12/01/26                           $      6,520        $     6,520
   Prairie Village, Multi-Family
     Housing Authority, Corinth Place
     Apartments Project, RB (A)
     3.060%, 11/01/30                                  1,600              1,600
   Salina, Center Mall Project,
     RB (A) (B)
     3.206%, 12/01/14                                    650                650
   Wyandotte County, Unified
     Government, Municipal Temporary
     Notes, Ser III, GO
     2.750%, 04/01/06                                 15,037             15,037
                                                                    -----------
                                                                         36,552
                                                                    -----------
KENTUCKY -- 2.3%
   Kentucky State, Area Development
     Districts Financing Trust,
     Calloway County Fire No. 6
     Project, Ser A, RB (A) (B)
     3.120%, 12/01/32                                    490                490
   Kentucky State, Area Development
     Districts Financing Trust,
     Garrison Volunteer Fire Project,
     Ser A,
     RB (A) (B)
     3.120%, 12/01/32                                    100                100
   Kentucky State, Asset & Liability
     Commission, Ser A, TRAN
     4.000%, 06/28/06                                 12,000             12,089
   Kentucky State, Rural Water Finance
     Authority, Construction Notes,
     RB (A)
     2.850%, 10/01/06                                  8,000              8,000
   Lexington, Government Industrial
     Building Authority, American Horse
     Shows Association Project, RB (A)
     (B)
     3.120%, 12/01/18                                  1,820              1,820
   Lexington-Fayette Urban County,
     Educational Facilities Authority,
     Sayre School Project, RB (A) (B)
     3.120%, 08/01/21                                  2,800              2,800
   Lexington-Fayette Urban County,
     Government Residential Facilities,
     Richmond Place Project,
     RB (A) (B)
     2.750%, 04/01/15                                  3,000              3,000
                                                                    -----------
                                                                         28,299
                                                                    -----------
LOUISIANA -- 0.9%
   Louisiana State, Higher Education
     Facilities Authority, Northwestern
     State University Student Housing
     Program, Ser A, RB (A) (B)
     3.120%, 08/01/34                                  1,500              1,500
   Louisiana State, Public Facilities
     Authority, Emberwood Project, Ser
     A, RB (A) (C)
     3.060%, 11/15/33                                  7,000              7,000

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Louisiana State, Public Facilities
     Authority, St. Martins Episcopal
     School Project, RB (A) (B)
     3.250%, 09/01/19                           $      2,335        $     2,335
                                                                    -----------
                                                                         10,835
                                                                    -----------
MAINE -- 0.1%
   Portland, Industrial Development
     Authority, W.W. Grainger Project,
     RB (A)
     3.200%, 12/01/10                                  1,315              1,315
                                                                    -----------
MARYLAND -- 1.0%
   Frederick, GO (A) (B)
     3.110%, 08/01/11                                  2,800              2,800
   Maryland State, Economic Development
     Authority, Goodwill Industrial
     Project, RB (A) (B)
     3.050%, 09/01/24                                    400                400
   Maryland State, Health & Higher
     Education Authority, Pickersgill
     Project, Ser A, RB, Radian
     Insured (A)
     3.090%, 01/01/35                                  7,890              7,890
   Maryland State, Industrial
     Development Financing Authority,
     Baltimore International Culinary
     Project, RB (A) (B)
     3.150%, 05/01/24                                  1,535              1,535
                                                                    -----------
                                                                         12,625
                                                                    -----------
MASSACHUSETTS -- 4.1%
   Hampden & Wilbraham, BAN
     4.250%, 10/13/06                                  3,500              3,534
   Lowell, BAN
     3.500%, 03/24/06                                  4,350              4,361
   Massachusetts State, Development
     Finance Agency, Briarwood
     Retirement Project, Ser A,
     RB (A) (B)
     3.040%, 01/01/35                                  1,000              1,000
   Massachusetts State, Development
     Finance Agency, Dana Hall School
     Project, RB (A) (B)
     3.050%, 06/01/34                                  2,500              2,500
   Massachusetts State, Development
     Finance Agency, Elderhostel Inc.
     Project, RB (A) (B)
     3.140%, 08/01/30                                  2,825              2,825
   Massachusetts State, Development
     Finance Agency, Jewish Geriatric
     Services Project, RB (A) (B)
     2.980%, 05/15/34                                  1,000              1,000
   Massachusetts State, Development
     Finance Agency, Marino Foundation
     Project, RB (A) (B)
     3.050%, 07/01/21                                  1,900              1,900
   Massachusetts State, Development
     Finance Agency, Smith College
     Project, RB (A)
     3.020%, 07/01/29                                  1,100              1,100
   Massachusetts State, Development
     Finance Agency, Suffolk University
     Project, Ser A,
     RB (A) (C)
     3.060%, 07/01/35                                 10,000             10,000


--------------------------------------------------------------------------------
5                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Ursuline Academy
     Dedham Project,
     RB (A) (B)
     3.040%, 05/01/32                           $      1,300        $     1,300
   Massachusetts State, Development
     Finance Agency, Wentworth
     Institute Project, RB, AMBAC (A)
     3.040%, 10/01/30                                  1,000              1,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Berklee College of Music Project,
     Ser D, RB, MBIA (A)
     2.870%, 10/01/27                                    415                415
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
     3.020%, 11/01/26                                  2,000              2,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Systems
     Project, Ser D-4, RB, FSA (A)
     3.030%, 07/01/38                                    600                600
   Massachusetts State, Health &
     Educational Facilities Authority,
     Sherrill House Project, Ser A-1,
     RB (A) (B)
     3.040%, 01/01/32                                  3,325              3,325
   Massachusetts State, Health &
     Educational Facilities Authority,
     The Boston Home Project, Ser B,
     RB (A) (B)
     3.070%, 06/01/32                                  1,000              1,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Williams College Issue, Ser E,
     RB (A)
     2.980%, 08/01/14                                  1,940              1,940
   Massachusetts State, Industrial
     Finance Agency, Governor Dummer
     Academy Project,
     RB (A) (B)
     3.040%, 07/01/26                                    250                250
   Massachusetts State, Turnpike
     Authority, Ser 334, RB, MBIA (A)
     3.060%, 01/01/37                                  2,000              2,000
   Massachusetts State, Water Pollution
     Authority, Ser 867T,
     RB (A)
     3.060%, 08/01/12                                  2,230              2,230
   Massachusetts State, Water Resources
     Authority, Ser D, RB, FGIC (A)
     2.980%, 11/01/26                                  4,760              4,760
   University of Massachusetts,
     Building Authority, Ser 381, RB,
     AMBAC (A)
     3.080%, 11/01/20                                  1,000              1,000
                                                                    -----------
                                                                         50,040
                                                                    -----------
MICHIGAN -- 3.1%
   East China, School District, SAN
     3.250%, 03/15/06                                  3,000              3,002
   Essexville-Hampton, Public Schools,
     SAN
     3.600%, 05/31/06                                  1,000              1,003

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Farmington Hills, Economic
     Development Authority, Brookfield
     Building Association Project,
     RB (A) (B)
     3.133%, 11/01/10                           $      1,150        $     1,150
   Jackson County, Economic Development
     Authority, Limited Thrifty Leoni
     Project, RB (A) (B)
     3.050%, 12/01/14                                  1,000              1,000
   Lansing, Economic Development
     Authority, Atrium Office Partners
     Project, RB (A) (B)
     3.400%, 05/01/15                                  1,480              1,480
   Michigan State, Hospital Finance
     Authority, Trinity Health Credit
     Project, Ser E, RB (A)
     3.000%, 11/01/18                                  1,000              1,000
   Michigan State, Housing Development
     Authority, Parks of Taylor
     Apartments Project, Ser A,
     RB (A) (C)
     3.060%, 08/15/32                                    500                500
   Michigan State, Housing Development
     Authority, Shoal Creek Project,
     RB (A) (B)
     3.000%, 10/01/07                                  1,000              1,000
   Michigan State, Job Development
     Authority, Kentwood Residence
     Project, RB (A) (B)
     2.890%, 11/01/14                                  3,000              3,000
   Michigan State, Municipal Bond
     Authority, Ser B-1, BAN
     4.000%, 08/18/06                                  4,600              4,636
   Michigan State, Strategic Fund, Hope
     Network Project, RB (A) (B)
     3.060%, 04/01/35                                  9,110              9,110
   Michigan State, Strategic Fund,
     Pilgrim Manor Project, RB (A) (B)
     3.250%, 05/01/20                                  3,300              3,300
   Michigan State, Strategic Fund, YMCA
     Greater Grand Rapids Project, RB
     (A) (B)
     3.050%, 07/01/34                                  3,500              3,500
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B)
     3.050%, 05/01/14                                  1,500              1,500
   Oakland County, Economic Development
     Authority, Corners Shopping
     Center, RB (A) (B)
     3.250%, 08/01/15                                  2,240              2,240
                                                                    -----------
                                                                         37,421
                                                                    -----------
MINNESOTA -- 2.2%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB (A) (B)
     3.080%, 09/01/29                                  4,560              4,560
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser B, RB (A) (B)
     3.080%, 09/01/29                                  1,337              1,337
   Bloomington, Commercial Development
     Authority, ATS II Project, RB (A)
     (B)
     3.150%, 03/01/12                                  2,100              2,100


--------------------------------------------------------------------------------
6                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Brooklyn, Center Development
     Authority, Brookdale Office Park
     Project, RB (A) (B)
     3.100%, 12/01/14                           $      2,455        $     2,455
   Brooklyn, Center Development
     Authority, Brookdale Project, RB
     (A) (B)
     3.080%, 12/01/14                                  2,900              2,900
   Coon Rapids, Health Center Systems
     Project, RB (A) (B)
     3.000%, 08/01/15                                  1,900              1,900
   Duluth, Economic Development
     Authority, Miller-Dwan Medical
     Center Project, RB (A) (B)
     3.080%, 06/01/19                                  1,140              1,140
   Mankato, Area Family YMCA Project,
     RB (A) (B)
     3.130%, 05/01/06                                    600                600
   Mankato, Bethany Lutheran College
     Project, Ser B, RB (A) (B)
     3.080%, 11/01/15                                  2,200              2,200
   Minneapolis, Minnehaha Academy
     Project, RB (A) (B)
     3.130%, 05/01/26                                  3,400              3,400
   Roseville, Healthcare Facilities
     Authority, Presbyterian Homes
     Project, RB (A) (B)
     3.080%, 10/01/29                                  1,695              1,695
   Roseville, Multi-Family Housing
     Authority, Rosepointe II Project,
     RB (A) (B)
     3.150%, 09/01/27                                  1,325              1,325
   Roseville, Private School
     Facilities, Northwestern College
     Project,
     RB (A) (B)
     3.080%, 11/01/22                                    475                475
   St. Paul, Housing & Redevelopment
     Authority, Minnesota Public Radio
     Project, RB (A) (B)
     3.080%, 05/01/22                                    200                200
                                                                    -----------
                                                                         26,287
                                                                    -----------
MISSISSIPPI -- 0.2%
   Prentiss County, Industrial
     Development Authority, Eastern
     Heidelberg Project, Ser A,
     RB (A) (B)
     3.000%, 10/01/17                                  2,500              2,500
                                                                    -----------
MISSOURI -- 4.5%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B)
     3.190%, 01/01/09                                  3,500              3,500
   Kansas City, Industrial Development
     Authority, Bethesda Living Center
     Project, Ser A, RB (A) (B)
     3.070%, 08/01/31                                  4,900              4,900
   Kansas City, Industrial Development
     Authority, Springs Apartment
     Project, RB (A) (B)
     3.250%, 09/01/25                                  2,350              2,350
   Kirkwood, Tax Increment Revenue
     Authority, Kirkwood Commons
     Project, RB (A) (B)
     3.080%, 10/01/17                                  3,965              3,965

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Missouri State, Development Finance
     Board Infrastructure Authority,
     St. Louis Convention Center
     Project, Ser C, RB (A) (B)
     3.080%, 12/01/20                           $      3,140        $     3,140
   Missouri State, Health & Educational
     Facilities Authority, Christian
     Brothers Project, Ser A, RB (A)
     (B)
     3.080%, 10/01/32                                  3,800              3,800
   Missouri State, Health & Educational
     Facilities Authority, De Smet
     Jesuit High School Project, RB (A)
     (B)
     3.080%, 11/01/27                                    200                200
   Missouri State, Health & Educational
     Facilities Authority, Drury
     College Project, RB (A) (B)
     3.080%, 08/15/24                                  6,845              6,845
   Missouri State, Health & Educational
     Facilities Authority, Drury
     University Project,
     RB (A) (B)
     3.080%, 08/15/28                                  2,800              2,800
   Missouri State, Health & Educational
     Facilities Authority, Rockhurst
     University Project,
     RB (A) (B)
     3.030%, 11/01/32                                  1,400              1,400
   Missouri State, Health & Educational
     Facilities Authority, St.
     Joseph-St. Pius Project, Ser A, RB
     (A) (B)
     3.100%, 12/01/29                                  2,680              2,680
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project,
     RB (A)
     3.080%, 07/01/32                                  1,485              1,485
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser A, RB (A)
     3.080%, 10/01/09                                    785                785
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser B, RB (A)
     3.080%, 10/01/24                                  2,985              2,985
   Missouri State, Health & Educational
     Facilities Authority, Washington
     University Project, Ser A, RB (A)
     3.000%, 02/15/34                                    800                800
   Missouri State, Public Buildings
     Authority, Ser B38, RB (A)
     3.020%, 10/15/27                                  1,965              1,965
   Missouri State, Public Utilities
     Commission, Interim Construction
     Notes
     4.000%, 09/15/06                                  5,000              5,036
   St. Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB (A) (B)
     3.100%, 12/01/27                                  6,000              6,000
                                                                    -----------
                                                                         54,636
                                                                    -----------


--------------------------------------------------------------------------------
7                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
MONTANA -- 1.4%
   Helena, Higher Education Authority,
     Carroll College Campus Housing
     Project, RB (A) (B)
     3.080%, 10/01/32                           $      3,495        $     3,495
   Montana State, Board Investment
     Authority, Inter Capital Project,
     RB (A)
     2.600%, 03/01/10                                  6,895              6,895
     2.600%, 03/01/28                                  6,200              6,200
                                                                    -----------
                                                                         16,590
                                                                    -----------
NEBRASKA -- 0.1%
   Lincoln, Electric Systems Authority,
     Ser B01, RB (A)
     3.020%, 09/01/20                                    840                840
                                                                    -----------
NEVADA -- 1.7%
   Clark County, Ser 2990, GO,
     AMBAC (A)
     3.080%, 11/01/24                                  8,375              8,375
   Nevada State, ABN Amro MUNITOPS
     Certificate Trust,
     Ser 2004-41, GO, FGIC (A)
     3.110%, 06/01/11                                 12,795             12,795
                                                                    -----------
                                                                         21,170
                                                                    -----------
NEW HAMPSHIRE -- 1.4%
   New Hampshire State, Higher
     Education and Health Facilities
     Authority, New England Project,
     Ser B, RB, AMBAC (A)
     3.000%, 12/01/25                                  2,000              2,000
   New Hampshire, Business Finance
     Authority, Taylor Home Project,
     Ser B, RB (A) (B)
     3.070%, 05/01/35                                  5,000              5,000
   New Hampshire, Health & Educational
     Facilities Authority, Wentworth
     Douglass Hospital Project, RB,
     Radian Insured (A)
     3.130%, 01/01/31                                 10,000             10,000
                                                                    -----------
                                                                         17,000
                                                                    -----------
NEW JERSEY -- 0.2%
   Barrington, School District, Board
     of Education, GAN
     4.250%, 10/20/06                                  2,000              2,018
                                                                    -----------
NEW MEXICO -- 2.0%
   Albuquerque, Healthcare Authority,
     Lovelace Respiratory Project,
     Ser A, RB (A) (B)
     3.050%, 09/01/25                                  6,750              6,750
   Albuquerque, Metropolitan
     Redevelopment Authority, Springer
     Square Project,
     RB (A) (B)
     3.560%, 11/01/17                                  3,000              3,000
   New Mexico State, ABN Amro MUNITOPS,
     2005-42 New Mexico Project, RB,
     AMBAC (A)
     3.220%, 06/01/13                                  7,495              7,495

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   University of New Mexico, Systems
     Improvement Project, RB (A)
     3.030%, 06/01/26                           $      7,420        $     7,420
                                                                    -----------
                                                                         24,665
                                                                    -----------
NEW YORK -- 3.5%
   Albany, Industrial Development
     Agency, Research Foundation of the
     State University of New York
     Project, Ser A, RB (A)
     3.130%, 07/01/32                                  1,920              1,920
   Beacon, City School District, BAN
     3.500%, 12/29/05                                  3,000              3,001
   Marlboro, Central School District,
     School Building Improvements
     Project, BAN
     3.750%, 04/13/06                                  7,000              7,021
   New York City, Municipal Water
     Finance Authority, Ser 1092,
     RB (A)
     3.070%, 06/15/36                                    850                850
   New York City, Transitional
     Authority, Ser 362, RB (A)
     3.090%, 11/01/23                                  3,000              3,000
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB (A)
     2.980%, 05/01/28                                 21,100             21,100
   New York State, Dorm Authority,
     Mental Health Services Project,
     Sub-Ser D-2G, RB (A)
     3.020%, 02/15/31                                  5,400              5,400
                                                                    -----------
                                                                         42,292
                                                                    -----------
NORTH CAROLINA -- 0.0%
   Wake County, Ser 1106, GO (A)
     3.070%, 03/01/13                                    200                200
                                                                    -----------
OHIO -- 2.7%
   Franklin County, Healthcare
     Authority, Chelsea-First Community
     Project, RB (A) (B)
     3.070%, 03/01/36                                  5,000              5,000
   Hamilton County, Healthcare
     Authority, Sisters of Charity
     Senior Care Center Project, RB (A)
     (B)
     3.110%, 08/01/27                                  4,045              4,045
   Lakewood, Hospital Authority,
     RB (A) (B)
     3.250%, 11/01/10                                  2,610              2,610
   New Albany, Community Authority,
     Infrastructure Improvement
     Project, Ser C, RB (A) (B)
     3.060%, 02/01/25                                  3,600              3,600
   Ohio State, American Municipal Power
     Authority, Gorsuch Station
     Project, Sub-Ser A, RAN
     2.850%, 03/31/06                                  1,315              1,315
   Ohio State, Higher Education
     Facilities Authority, Kenyon
     College Project, RB (A)
     3.000%, 04/01/22                                  3,800              3,800
     3.000%, 08/01/33                                  6,500              6,500
   Olmsted Falls, BAN
     3.350%, 10/19/06                                  2,295              2,300


--------------------------------------------------------------------------------
8                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Orange Village, BAN
     3.150%, 08/09/06                           $      1,242        $     1,244
   Stark County, Healthcare Facilities
     Authority, Canton Christian Home
     Project, RB (A) (B)
     3.050%, 09/01/15                                    895                895
     3.050%, 09/15/16                                  1,125              1,125
                                                                    -----------
                                                                         32,434
                                                                    -----------
OKLAHOMA -- 1.8%
   Oklahoma City, Ser 743, GO, MBIA
     3.080%, 03/01/13                                  2,610              2,610
   Tulsa, Industrial Development
     Authority, Ser A, RB (A)
     3.130%, 05/15/17                                 19,000             19,000
                                                                    -----------
                                                                         21,610
                                                                    -----------
OREGON -- 2.5%
   Clackamas County, Hospital
     Facilities Authority, Senior
     Living Facilities-Mary's Woods
     Project, RB (A) (B)
     3.070%, 11/01/29                                  6,200              6,200
   Linn County, Ser 1059
     3.070%, 06/15/30                                  2,995              2,995
   Multnomah County, Higher Education
     Authority, Concordia University
     Portland Project,
     RB (A) (B)
     3.080%, 12/01/29                                  2,040              2,040
   Oregon State, Health, Housing,
     Educational & Cultural
     Authorities, Saint Vincent De Paul
     Project,
     Ser A, RB (A) (B)
     3.110%, 03/01/19                                  1,800              1,800
   Portland, Economic Development
     Authority, Broadway Project,
     Ser A, RB, AMBAC (A) (B)
     3.060%, 04/01/35                                  3,750              3,750
   Portland, Sewer Systems Authority,
     Ser 1148, RB, FSA (A)
     3.070%, 08/01/19                                 13,855             13,855
                                                                    -----------
                                                                         30,640
                                                                    -----------
PENNSYLVANIA -- 6.2%
   Allegheny County, Hospital
     Development Authority, UPMC Senior
     Living Project, RB (A) (D)
     3.040%, 07/15/28                                    500                500
   Allegheny County, Industrial
     Development Authority, Longwood
     Project, Ser B, RB, Radian
     Insured (A)
     3.020%, 07/01/27                                    500                500
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B)
     3.090%, 05/01/09                                  2,200              2,200
   Allegheny County, Industrial
     Development Authority, Pittsburgh
     Theological Society Project,
     RB (A) (B)
     2.850%, 08/01/31                                  3,000              3,000

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Allegheny County, Industrial
     Development Authority, Sacred
     Heart High School Project,
     RB (A) (B)
     3.110%, 06/01/22                           $        900        $       900
   Chartiers Valley, Industrial &
     Commercial Development Authority,
     Asbury Place Project, Ser A, RB
     (A) (B)
     3.070%, 12/01/26                                  4,070              4,070
   Cumberland County, Municipal
     Authority, Dickinson College
     Project, Ser B, RB,
     AMBAC (A) (B)
     3.200%, 11/01/24                                  3,200              3,200
   Cumberland County, Municipal
     Authority, Wesley Affiliated
     Services Project, Ser C,
     RB (A) (B)
     3.050%, 01/01/37                                    215                215
   Dallastown, Area School District
     Authority, GO, FGIC
     3.080%, 05/01/20                                    525                525
   Delaware County, Industrial
     Development Authority, The Agnes
     Irwin School Project,
     RB (A) (B)
     3.030%, 10/01/33                                    460                460
   Emmaus, General Authority, Local
     Government E-19 Project,
     RB (A) (B)
     3.010%, 03/01/24                                    500                500
   Emmaus, General Authority,
     Sub-Ser B-23, RB (A) (B)
     3.010%, 03/01/24                                    500                500
   Erie County, Hospital Authority,
     Ser 820, RB, MBIA (A)
     3.080%, 07/01/22                                  2,560              2,560
   Erie County, Hospital Development
     Authority, Convention Center
     Project, Ser 2996, RB, FGIC (A)
     3.070%, 01/15/26                                    500                500
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B)
     3.060%, 10/01/24                                  2,205              2,205
   Lampeter Strasburg, School District,
     Ser A, GO, FSA (A)
     3.070%, 06/01/19                                  3,500              3,500
   Lancaster, Higher Education
     Authority, Franklin & Marshall
     College Project, RB (A)
     3.130%, 04/15/27                                  5,410              5,410
   Lawrence County, Industrial
     Development Authority, Villa Maria
     Project, RB (A) (B)
     3.060%, 07/01/33                                  1,200              1,200
   Montgomery County, Industrial
     Development Authority, Acts
     Retirement Life Community Project,
     RB, Radian Insured (A)
     3.020%, 11/15/29                                  4,500              4,500
   Montgomery County, Industrial
     Development Authority, Exelon
     Project, RB (A) (B)
     3.000%, 12/01/29                                  5,250              5,250


--------------------------------------------------------------------------------
9                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     RB (A) (B)
     3.060%, 11/01/10                           $        500        $       500
   Moon Township, Industrial
     Development Authority, YMCA
     Greater Pittsburgh Project,
     RB (A) (B)
     3.060%, 06/01/25                                    500                500
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A)
     3.020%, 02/15/27                                  2,400              2,400
   Northampton County, Higher
     Educational Authority, Lafayette
     College Project, Ser B, RB (A) (B)
     3.000%, 11/01/28                                    400                400
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B)
     3.060%, 02/01/18                                    900                900
   Pennsylvania State, Higher
     Educational Facilities Authority,
     St. Josephs University Project,
     Ser A, Radian Insured (A)
     3.100%, 05/01/31                                    600                600
   Pennsylvania State, Public School
     Building Authority, Parkland
     School District Project, Ser D,
     RB, FGIC (A)
     3.080%, 03/01/19                                  6,395              6,395
   Pennsylvania State, Public School
     Building Authority, Ser A42, RB,
     FSA (A)
     2.850%, 06/01/28                                  2,895              2,895
   Pennsylvania State, Ser A07, GO,
     FGIC (A)
     3.020%, 02/01/14                                  1,950              1,950
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Philadelphia School Project,
     Ser A-3, RB (A) (B)
     3.100%, 03/01/19                                  1,135              1,135
   Philadelphia, Industrial Development
     Authority, City Line Holiday Inn
     Project, Ser 96,
     RB (A) (B)
     2.980%, 12/01/08                                    500                500
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B)
     3.080%, 11/01/32                                  1,000              1,000
   Sayre, Healthcare Facilities
     Authority, Capital Financing
     Project, Ser A, RB, AMBAC (A)
     3.000%, 12/01/20                                  3,150              3,150
   Sayre, Healthcare Facilities
     Authority, Capital Financing
     Project, Ser C, RB, AMBAC (A)
     3.000%, 12/01/20                                    500                500
   Sayre, Healthcare Facilities
     Authority, Capital Financing
     Project, Ser J, RB, AMBAC (A)
     3.000%, 12/01/20                                 10,800             10,800
                                                                    -----------
                                                                         75,320
                                                                    -----------

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
RHODE ISLAND -- 0.1%
   Rhode Island State, Economic
     Development Authority, RB,
     MBIA (A)
     3.080%, 07/01/23                           $      1,100        $     1,100
                                                                    -----------
SOUTH CAROLINA -- 0.8%
   South Carolina State, Ser C05,
     GO (A)
     3.020%, 04/01/28                                  4,385              4,385
   Spartanburg County, School District
     No 1, Ser B, BAN
     5.250%, 11/16/06                                  5,000              5,098
                                                                    -----------
                                                                          9,483
                                                                    -----------
TENNESSEE -- 1.0%
   Memphis-Shelby County, Industrial
     Development Board, University of
     Tennessee Medical Group Project,
     RB (A) (B)
     3.120%, 03/01/24                                  5,900              5,900
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Franklin Road
     Project, RB (A) (B)
     3.050%, 07/01/21                                    515                515
   Sevier County, Public Building
     Authority, Public Projects
     Construction Notes, Ser A-1,
     RB (A)
     2.850%, 10/01/07                                  2,390              2,390
   Shelby County, Health, Educational &
     Housing Facilities Authority, St.
     Peter Villa Project, RB (A) (B)
     3.290%, 11/01/22                                  2,670              2,670
   Wilson County, Industrial
     Development Authority, Hartmann
     Luggage Project, RB (A)
     3.060%, 07/01/26                                  1,100              1,100
                                                                    -----------
                                                                         12,575
                                                                    -----------
TEXAS -- 5.5%
   Arlington, Special Tax-Dallas
     Cowboys, Ser-B, RB, MBIA (A)
     3.080%, 08/15/35                                 11,000             11,000
   Capital Area, Cultural Education
     Facilities, John Cooper School
     Project, RB (A) (B)
     3.090%, 10/01/35                                  5,000              5,000
   Houston, Independent School
     District, Ser 1111, GO (A)
     3.070%, 02/15/26                                  2,745              2,745
   Houston, Ser 1151, GO, AMBAC (A)
     3.070%, 03/01/19                                  8,920              8,920
   Houston, Utilities System Revenue
     Authority, Ser B17, RB, MBIA (A)
     3.020%, 05/15/27                                  4,850              4,850
   Hutto, Independent School District,
     GO (A)
     3.080%, 08/01/37                                  4,200              4,200
   Lubbock County, Educational
     Facilities Authority, Lubbock
     Christian University Project,
     RB (A) (B)
     3.090%, 05/01/29                                  5,600              5,600


--------------------------------------------------------------------------------
10                   SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Northside, Independent School
     District, School Building Project,
     GO (A)
     2.850%, 06/15/35                           $      9,500        $     9,500
   Tarrant County, Multi-Family Housing
     Finance Authority, Sierra Project,
     RB (A) (C)
     3.000%, 02/15/27                                  4,165              4,165
   Texas State, TRAN
     4.500%, 08/31/06                                  8,300              8,387
   University of Texas, Ser 1107,
     RB (A)
     3.070%, 08/15/28                                  3,495              3,495
                                                                    -----------
                                                                         67,862
                                                                    -----------
VERMONT -- 1.0%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B)
     3.160%, 06/01/22                                  3,925              3,925
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A) (B)
     3.160%, 06/01/27                                  2,110              2,110
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Copley Hospital Project, Ser A, RB
     (A) (B)
     3.070%, 10/01/30                                  4,130              4,130
   Vermont State, Educational & Health
     Buildings Financing Authority, New
     England Project, RB, AMBAC (A)
     3.000%, 12/01/25                                  2,500              2,500
                                                                    -----------
                                                                         12,665
                                                                    -----------
VIRGINIA -- 1.1%
   Loudoun County, Industrial
     Development Authority, Howard
     Hughes Medical Project,
     Ser 2003B, RB (A)
     2.980%, 02/15/38                                 11,400             11,400
   Lynchburg, Industrial Development
     Authority,  VHA Mid
     Atlantic-Capital Project, Ser E,
     RB, AMBAC (A)
     3.000%, 12/01/25                                    100                100
   Newport News, Redevelopment &
     Housing Authority, Springhouse
     Apartments Project, RB (A) (C)
     3.060%, 09/01/26                                  1,400              1,400
   Virginia State, Public Building
     Authority, Ser 131, RB, MBIA (A)
     3.070%, 08/01/19                                    585                585
                                                                    -----------
                                                                         13,485
                                                                    -----------
WASHINGTON -- 6.4%
   Douglas County, Public Utility
     Authority, Ser 3063, RB, FGIC (A)
     3.080%, 09/01/26                                  2,790              2,790
   King County, Ser B, BAN
     4.500%, 11/01/06                                  5,500              5,572

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Northwest Washington, Electric
     Revenue Authority, Ser 2186, RB,
     FSA (A)
     3.090%, 07/01/08                           $      3,565        $     3,565
   Northwest Washington, Electrical
     Revenue Authority, Ser C, RB,
     FSA (A)
     3.100%, 01/01/10                                  5,199              5,199
   Port Seattle, Ser 3044, RB,
     MBIA (A)
     3.080%, 03/01/22                                 13,455             13,455
   Port Townsend, Industrial
     Development Authority, Port
     Townsend Paper Project,
     RB (A) (B)
     3.180%, 03/01/09                                  7,200              7,200
   Washington State, ABN Amro MUNITOPS
     Certificate Trust,
     Ser 2005-28, RB, MBIA (A)
     3.110%, 03/01/13                                  6,000              6,000
   Washington State, GO, FGIC (A)
     3.150%, 07/01/19                                  5,170              5,170
   Washington State, Housing Finance
     Commission, Christa Project,
     Ser B, RB (A) (B)
     3.100%, 07/01/11                                  1,825              1,825
   Washington State, Housing Finance
     Commission, Local 82, JATC
     Educational Development Training
     Project, RB (A) (B)
     3.120%, 11/01/25                                    485                485
   Washington State, Housing Finance
     Commission, Museum History &
     Industry Project, RB (A) (B)
     3.120%, 12/01/33                                  1,700              1,700
   Washington State, Housing Finance
     Commission, Panorama City Project,
     RB (A) (B)
     3.020%, 01/01/27                                  5,765              5,765
   Washington State, Housing Finance
     Commission, Pioneer Human Services
     Program, RB (A) (B)
     3.110%, 07/01/11                                    535                535
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities Program, Ser A, RB (A)
     (B)
     3.100%, 01/01/30                                  1,800              1,800
   Washington State, Housing Finance
     Commission, St. Vincent De Paul
     Project, Ser A, RB (A) (B)
     3.080%, 02/01/31                                  1,640              1,640
   Washington State, Housing Finance
     Commission, Tacoma Art Museum
     Project, RB (A) (B)
     3.080%, 06/01/32                                  1,100              1,100
   Washington State, Housing Finance
     Commission, YMCA of Greater
     Seattle Project, RB (A) (B)
     3.030%, 07/01/11                                  4,200              4,200
   Washington State, Ser 1095, GO,
     AMBAC (A)
     3.070%, 01/01/28                                  4,093              4,093
   Washington State, Ser 775, GO,
     FSA (A)
     3.090%, 07/01/12                                  2,310              2,310


--------------------------------------------------------------------------------
11                   SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Washington State, Ser A11, GO,
     MBIA (A)
     3.020%, 06/01/17                           $      4,135        $     4,135
                                                                    -----------
                                                                         78,539
                                                                    -----------
WEST VIRGINIA -- 1.7%
   Charleston, Building Commission
     Parking Facilities Authority,
     Charleston Town Center Parking
     Project, Ser A, RB (A) (B)
     3.160%, 12/01/16                                  9,955              9,955
   Parkersburg, Industrial Development
     Authority, B-H Associates Project,
     RB (A)
     3.435%, 10/01/14                                  3,500              3,500
   Putnam County, Industrial
     Development Authority, FMC
     Project, RB (A) (B)
     2.800%, 10/01/11                                  5,300              5,300
   West Virginia State, Hospital
     Finance Authority, Mid-Atlantic
     Capital Project, Ser H, RB,
     AMBAC (A)
     3.000%, 12/01/25                                  2,100              2,100
                                                                    -----------
                                                                         20,855
                                                                    -----------
WISCONSIN -- 4.3%
   Burlington, Area School District,
     TRAN
     3.850%, 09/21/06                                  2,000              2,012
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project, RB (A) (B)
     3.100%, 11/01/14                                  3,000              3,000
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
     RB (A) (B)
     3.130%, 07/01/21                                  1,405              1,405
   Racine, Unified School District,
     TRAN
     4.000%, 07/14/06                                  6,000              6,044
   Wisconsin State, Health &
     Educational Facilities Authority,
     Alverno College Project,
     RB (A) (B)
     3.080%, 11/01/17                                  2,800              2,800
   Wisconsin State, Health &
     Educational Facilities Authority,
     Blood Center Project, Ser A, RB
     (A) (B)
     3.030%, 06/01/19                                  1,850              1,850
   Wisconsin State, Health &
     Educational Facilities Authority,
     Hospice Care Holdings Inc.
     Project, RB (A) (B)
     3.080%, 05/01/30                                  1,750              1,750

   Wisconsin State, Health &
     Educational Facilities Authority,
     Lutheran College Project,
     RB (A) (B)
     3.080%, 06/01/33                                  1,400              1,400

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Wisconsin State, Health &
     Educational Facilities Authority,
     Madison Family Medicine Project,
     RB (A) (B)
     3.250%, 05/01/21                           $      4,830        $     4,830
   Wisconsin State, Health &
     Educational Facilities Authority,
     Mercy Health Systems Project, Ser
     C, RB (A) (B)
     3.070%, 08/15/23                                  2,360              2,360
   Wisconsin State, Health &
     Educational Facilities Authority,
     Meriter Hospital Project,
     RB (A) (B)
     3.080%, 12/01/32                                  2,550              2,550
   Wisconsin State, Health &
     Educational Facilities Authority,
     National Regency New Berlin
     Project, RB (A) (B)
     3.080%, 08/15/34                                  5,000              5,000
   Wisconsin State, Health &
     Educational Facilities Authority,
     Newcastle Place Project, Ser B, RB
     (A) (B)
     3.070%, 12/01/31                                 10,800             10,800
   Wisconsin State, Health &
     Educational Facilities Authority,
     Oakwood Project, Ser B,
     RB (A) (B)
     3.070%, 08/15/30                                    800                800
   Wisconsin State, Health &
     Educational Facilities Authority,
     Oakwood Village Project,
     RB (A) (B)
     3.070%, 03/01/35                                  4,000              4,000
   Wisconsin State, Health &
     Educational Facilities Authority,
     Riverview Hospital Association
     Project, RB (A) (B)
     3.080%, 10/01/30                                  2,000              2,000
                                                                    -----------
                                                                         52,601
                                                                    -----------
MULTI-STATE (E) -- 1.0%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B)
     3.250%, 10/01/12                                  3,360              3,360
     3.050%, 10/01/12                                  1,000              1,000
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior
     Certificate of Beneficial
     Ownership Project, Ser 98-1, RB
     (A) (B) (F)
     3.170%, 05/01/28                                  8,240              8,240
   Northwestern Mutual Life Insurance,
     RB (A) (B)
     7.750%, 02/01/09                                     86                 86
                                                                    -----------
                                                                         12,686
                                                                    -----------
PUERTO RICO -- 0.1%
   Puerto Rico Commonwealth, TOC, GO,
     FSA (A)
     3.050%, 07/01/27                                    500                500


--------------------------------------------------------------------------------
12                   SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT           VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser 705 D, RB,
     AMBAC (A)
     3.040%, 08/01/27                           $        425        $       425
                                                                    -----------
                                                                            925
                                                                    -----------
Total Municipal Bonds
   (Cost $1,213,479) ($ Thousands)                                    1,213,479
                                                                    -----------

Total Investments -- 99.2%
   (Cost $1,213,479) ($ Thousands) +                                $ 1,213,479
                                                                    ===========

Percentages are based on Net Assets of $1,223,608 ($ Thousands).

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C) Securities are collateralized under an agreement from FHLB/FHLMC/FNMA & GNMA.

(D)         Security is escrowed to maturity.

(E) Multi-State bond issue including Arkansas, California, Florida, Georgia, Illinois, Indiana, Kansas, Michigan, Nebraska, New Jersey, Pennsylvania, Tennessee, Utah, Virginia, Wisconsin & Wyoming.

(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

AMBAC       American Municipal Bond Assurance Company
BAN         Bond Anticipation Note
COP         Certificate of Participation
FGIC        Financial Guaranty Insurance Company
FHLB        Federal Home Loan Bank
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
FSA         Financial Security Assistance
GAN         Grant Anticipation Note
GNMA        Government National Mortgage Association
GO          General Obligation
MBIA        Municipal Bond Insurance Association
Radian      Radian Asset Assurance
RAN         Revenue Anticipation Note
RB          Revenue Bond
SAN         State Aid Anticipation Note
Ser         Series
TA          Tax Allocation
TAW         Tax Anticipation Warrant
TOC         Tender Option Certificates
TRAN        Tax and Revenue Anticipation Note

For information pertaining the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
13                   SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Massachusetts Tax Free Money Market Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                FACE AMOUNT            VALUE
DESCRIPTION                                    ($ THOUSANDS)       ($ THOUSANDS)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.8%

MASSACHUSETTS -- 98.6%
   Boston, Water & Sewer Commission,
     Ser A, RB (A)
     2.980%, 11/01/24                            $    2,725         $    2,725
   Hampden & Wilbraham, BAN
     4.250%, 10/13/06                                 1,500              1,515
   Lowell, BAN
     3.500%, 03/24/06                                 2,260              2,266
   Mashpee, BAN
     3.750%, 09/22/06                                 1,954              1,966
   Mashpee, Water District Authority,
     BAN
     4.000%, 08/16/06                                 1,400              1,409
   Massachusetts Bay, Transportation
     Authority, Ser SG 156, RB (A)
     3.000%, 07/01/30                                 2,060              2,060
   Massachusetts State, Central Artery
     Project, Ser A, GO (A)
     3.000%, 12/01/30                                 3,000              3,000
   Massachusetts State, Development
     Finance Agency, Belmont Day School
     Project, RB (A) (B)
     3.070%, 07/01/31                                 2,500              2,500
   Massachusetts State, Development
     Finance Agency, Briarwood
     Retirement Project, Ser A,
     RB (A) (B)
     3.040%, 01/01/35                                 2,500              2,500
   Massachusetts State, Development
     Finance Agency, Cardinal Cushing
     Centers Project,
     RB (A) (B)
     3.040%, 02/01/33                                 1,900              1,900
   Massachusetts State, Development
     Finance Agency, Dana Hall School
     Project, RB (A) (B)
     3.050%, 06/01/34                                 2,500              2,500
   Massachusetts State, Development
     Finance Agency, Draper Laboratory
     Issue, RB, MBIA (A)
     2.950%, 06/01/30                                   600                600
   Massachusetts State, Development
     Finance Agency, Elderhostel
     Project, RB (A) (B)
     3.140%, 08/01/30                                 2,255              2,255
   Massachusetts State, Development
     Finance Agency, ISO New England
     Project, RB (A) (B)
     3.060%, 02/01/32                                 3,000              3,000
   Massachusetts State, Development
     Finance Agency, Jewish Geriatric
     Services Project, RB (A) (B)
     2.980%, 05/15/34                                 2,000              2,000
   Massachusetts State, Development
     Finance Agency, Meadowbrook School
     Issue, RB (A)
     3.030%, 08/01/30                                   400                400
   Massachusetts State, Development
     Finance Agency, New England
     Deaconess Association Project, RB
     (A)
     3.020%, 06/01/34                                 2,000              2,000

--------------------------------------------------------------------------------
                                                FACE AMOUNT            VALUE
DESCRIPTION                                    ($ THOUSANDS)       ($ THOUSANDS)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Scandinavian
     Living Center Project, RB (A)
     2.780%, 11/01/28                            $    2,900         $    2,900
   Massachusetts State, Development
     Finance Agency, Smith College
     Project, RB (A)
     3.020%, 07/01/29                                 1,900              1,900
   Massachusetts State, Development
     Finance Agency, Suffolk University
     Project, Ser A, RB (A)
     3.060%, 07/01/35                                 3,000              3,000
   Massachusetts State, Federal Highway
     Authority, RB (A)
     3.060%, 06/15/09                                 1,840              1,840
   Massachusetts State, Health &
     Educational Facilities Authority,
     Emmanuel College Project,
     RB (A) (B)
     3.030%, 07/01/33                                   600                600
   Massachusetts State, Health &
     Educational Facilities Authority,
     Merlots Project, Ser A14, RB (A)
     3.010%, 07/01/32                                 2,495              2,495
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Health Care System
     Project, Ser P-1, RB, FSA (A)
     2.980%, 07/01/27                                   625                625
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Project,
     Ser D-5, RB
     2.960%, 07/01/17                                 1,400              1,400
   Massachusetts State, Health &
     Educational Facilities Authority,
     St. Ann's Home Project, Ser A, RB
     (A) (B)
     2.950%, 03/01/22                                 1,370              1,370
   Massachusetts State, Health &
     Educational Facilities Authority,
     The Boston Home Project, Ser B, RB
     (A) (B)
     3.070%, 06/01/32                                 1,500              1,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wellesley College Issue, Ser E,
     RB (A)
     2.930%, 07/01/22                                 1,900              1,900
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wellesley College Issue, Ser G,
     RB (A)
     2.860%, 07/01/39                                 1,500              1,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Williams College Issue, Ser E,
     RB (A)
     2.980%, 08/01/14                                 1,560              1,560
   Massachusetts State, Housing Finance
     Agency, Ser F, RB,
     FSA (A)
     2.950%, 12/01/37                                 1,000              1,000


--------------------------------------------------------------------------------
1                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Massachusetts Tax Free Money Market Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                FACE AMOUNT            VALUE
DESCRIPTION                                    ($ THOUSANDS)       ($ THOUSANDS)
--------------------------------------------------------------------------------
   Massachusetts State, Housing Finance
     Authority, Multi-Family Housing
     Project, Ser A,
     RB (A) (C)
     2.950%, 01/15/10                            $       25         $       25
   Massachusetts State, Housing
     Financial Agency, Ser G, RB (A)
     2.950%, 12/01/25                                 1,700              1,700
   Massachusetts State, Industrial
     Finance Agency, Goddard House
     Project, Ser 1995, RB (A) (B)
     3.070%, 11/01/25                                 1,815              1,815
   Massachusetts State, Ser 449, GO,
     AMBAC (A)
     3.050%, 02/01/18                                 1,385              1,385
   Massachusetts State, Ser C42, GO,
     AMBAC (A)
     3.010%, 12/01/24                                 1,000              1,000
   Massachusetts State, Turnpike
     Authority, Ser 334, RB, MBIA (A)
     3.060%, 01/01/37                                 2,460              2,460
   Massachusetts State, Water Pollution
     Authority, Ser 867T,
     RB (A)
     3.060%, 08/01/12                                 1,600              1,600
   Massachusetts State, Water Resources
     Authority, Ser B, RB, FGIC (A)
     2.980%, 08/01/37                                 1,100              1,100
   Massachusetts State, Water
     Resources Authority,
     Sub-Ser D, RB
     3.000%, 08/01/17                                 1,000              1,000
   Spencer East Brookfield, Regional
     School District, BAN
     3.500%, 04/13/06                                 1,495              1,497
   Stoughton, BAN
     3.750%, 05/12/06                                 2,000              2,009
   University of Massachusetts,
     Building Authority, Ser 381, RB,
     AMBAC (A)
     3.080%, 11/01/20                                 2,495              2,495
                                                                    ----------
                                                                        76,272
                                                                    ----------
PUERTO RICO -- 2.2%
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser 705 D, RB,
     AMBAC (A)
     3.040%, 08/01/27                                   500                500
   Puerto Rico, Electric Power
     Authority, Ser A40, RB, MBIA (A)
     2.990%, 07/01/23                                   590                590
   Puerto Rico, Electric Power
     Authority, Ser B-03, RB, MBIA (A)
     2.990%, 07/01/20                                   600                600
                                                                    ----------
                                                                         1,690
                                                                    ----------
Total Municipal Bonds
   (Cost $77,962) ($ Thousands)                                         77,962
                                                                    ----------

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                                        ($ THOUSANDS)
--------------------------------------------------------------------------------

Total Investments -- 100.8%
   (Cost $77,962) ($ Thousands) +                                   $   77,962
                                                                    ==========

Percentages are based on Net Assets of $77,321 ($ Thousands).

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)         Securities are collateralized under an agreement from FNMA.

AMBAC       American Municipal Bond Assurance Company
BAN         Bond Anticipation Note
FGIC        Financial Guaranty Insurance Company
FNMA        Federal National Mortgage Association
FSA         Financial Security Assistance
GO          General Obligation
MBIA        Municipal Bond Insurance Association
RB          Revenue Bond
Ser         Series

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
2                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.6%

ALABAMA -- 0.7%
   Alabama State, Private Colleges &
     Universities, Tuskegee University
     Project, Ser A, RB, Radian Insured
     Callable 09/01/06 @ 102
     5.700%, 09/01/10                            $       825         $      851
     5.700%, 09/01/11                                    870                897
   Alabama State, Water Pollution
     Control Authority, Revolving Fund
     Loan, Ser B, RB, AMBAC
     5.250%, 08/15/10                                  2,000              2,148
   Montgomery, BMC Special Care
     Facilities, Baptist Health
     Project, Ser A-2, RB, MBIA (F)
     4.000%, 11/15/13                                  3,000              2,884
                                                                     ----------
                                                                          6,780
                                                                     ----------
ALASKA -- 1.2%
   Alaska State, Energy & Power
     Authority, Bradley Lake Project,
     Ser 3, RB, FSA
     6.000%, 07/01/12                                  3,980              4,473
   Alaska State, Energy & Power
     Authority, Bradley Lake Project,
     Ser 4, RB, FSA
     6.000%, 07/01/14                                  2,920              3,320
   Alaska State, Housing Finance
     Authority, General Mortgage
     Project, Ser A, RB, MBIA
     5.100%, 12/01/06                                  1,805              1,808
   Alaska State, Housing Finance
     Authority, Ser A-1, RB
     Callable 06/01/09 @ 100
     6.000%, 06/01/15                                  1,940              2,057
                                                                     ----------
                                                                         11,658
                                                                     ----------
ARIZONA -- 3.1%
   Arizona State, Transportation Board,
     Sub-Ser A, RB
     5.000%, 07/01/10                                  4,000              4,250
   Maricopa County, Pollution
     Authority, California Edison
     Company Project, Ser A, RB
     2.900%, 06/01/35                                  5,000              4,827
   Mesa, Utility Systems Authority, RB,
     FGIC
     7.125%, 07/01/11                                  7,000              8,232
     6.500%, 07/01/11                                  3,865              4,424
     5.250%, 07/01/17                                  3,000              3,333
   Pima County, Industrial Development
     Authority, Capital Appreciation,
     Ser B, RB
     Callable 03/01/14 @ 101 (E)
     4.550%, 09/01/25                                  2,000              2,005
   Pima County, Unified School District
     No. 1, GO, FSA
     Callable 07/01/12 @ 100
     4.750%, 07/01/14                                  3,000              3,146
                                                                     ----------
                                                                         30,217
                                                                     ----------

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
ARKANSAS -- 0.4%
   Arkansas State, Development Finance
     Authority, Mortgage Backed
     Securities Program,
     Ser A, RB
     Callable 01/01/11 @ 100 (E)
     4.700%, 07/01/16                            $     1,270         $    1,289
   Arkansas State, Development Finance
     Authority, Mortgage Backed
     Securities Program,
     Ser D, RB
     Callable 07/01/12 @ 100 (E)
     3.000%, 01/01/24                                  3,140              3,105
                                                                     ----------
                                                                          4,394
                                                                     ----------
CALIFORNIA -- 13.2%
   Anaheim, Public Lease Financing
     Authority, Public Improvements
     Project, Ser C, RB, FSA
     6.000%, 09/01/13                                  2,325              2,672
   California State, Economic
     Development Authority, Ser A, GO
     5.250%, 07/01/12                                  1,500              1,633
     5.000%, 07/01/08                                  4,000              4,165
     5.000%, 01/01/09                                  5,000              5,238
   California State, Economic
     Development Authority, Ser B, GO
     5.000%, 07/01/23                                  3,000              3,116
     3.500%, 07/01/23                                  3,800              3,805
   California State, GO
     6.600%, 02/01/09                                  1,000              1,090
     5.250%, 02/01/11                                  2,000              2,148
     5.000%, 02/01/12                                  4,000              4,270
     5.000%, 02/01/12                                  6,000              6,405
     5.000%, 10/01/12                                 12,425             13,305
   California State, GO
     Callable 08/01/13 @ 100
     5.250%, 02/01/14                                  4,000              4,324
   California State, GO Partially
     Pre-Refunded @ 100 (C)
     6.250%, 04/01/06                                    480                484
   California State, GO Partially
     Pre-Refunded @ 101 (C)
     5.250%, 06/01/06                                    840                857
   California State, GO, AMBAC
     6.300%, 09/01/10                                  2,000              2,246
     5.000%, 02/01/14                                  1,000              1,083
   California State, Housing Finance
     Agency, Single-Family Mortgage
     Project, Ser C-4-Cl I, RB
     Callable 08/01/07 @ 101.5 (E)
     5.050%, 02/01/17                                    180                180
   California State, Public Works
     Board, Community Colleges Project,
     Ser A, RB
     5.500%, 12/01/10                                  2,475              2,675
   California State, Public Works
     Board, Department of Corrections
     Project, Ser B, RB
     5.250%, 01/01/13                                  2,000              2,158
   California State, Various Purposes,
     GO
     5.000%, 06/01/13                                  2,000              2,145
     5.000%, 06/01/13                                  3,275              3,511


--------------------------------------------------------------------------------
1                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB
     6.000%, 12/01/10                            $     2,955         $    3,282
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB (D)
     6.000%, 12/01/10                                  2,195              2,456
   California State, Water Department
     Authority, Ser A, RB
     5.500%, 05/01/09                                  2,000              2,123
   California Statewide, Communities
     Development Authority, Equity
     Residential Project, Ser C, RB (A)
     5.200%, 12/01/29                                  2,750              2,864
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser B, RB
     Callable 07/05/10 @ 102
     3.900%, 08/01/31                                  2,450              2,374
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser E, RB
     3.875%, 04/01/32                                  7,500              7,500
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser I, RB (A)
     3.450%, 04/01/35                                  3,000              2,929
   Golden State, Tobacco Securitization
     Project, Capital Appreciation
     Project, Ser A, RB, AMBAC
     Callable 06/01/18 @ 100 (F)
     1.718%, 06/01/23                                  3,500              2,769
   Golden State, Tobacco Securitization
     Project, Enhanced Project, Ser A, RB
     Callable 06/01/10 @ 100
     5.000%, 06/01/20                                  1,000              1,041
   Golden State, Tobacco Securitization
     Project, Enhanced Project, Ser B,
     Pre-Refunded @ 100 (C)
     5.750%, 06/01/08                                  3,000              3,176
   Golden State, Tobacco Securitization
     Project, Ser 2003-A-1, RB Callable
     06/01/13 @ 100
     5.000%, 06/01/21                                  8,400              8,472
   Kings River, Conservation District,
     Peaking Project, COP
     5.000%, 05/01/12                                  2,300              2,401
   Mojave, Water Agency, Improvement
     District, Morongo Basin Project,
     GO, FGIC
     Callable 09/01/06 @ 102
     5.600%, 09/01/12                                  1,000              1,037
   Northern California, Tobacco
     Securitization Authority, Ser B,
     RB Callable 06/01/11 @ 100
     4.375%, 06/01/21                                  1,140              1,141
   Orange County, Ser A, COP, MBIA
     Callable 07/01/06 @ 102
     5.800%, 07/01/16                                  1,000              1,035
   Oroville, Hospital Project, Ser A,
     RB Callable 12/01/05 @ 102
     5.500%, 12/01/06                                  1,000              1,018

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   San Diego County, Regional Airport
     Authority, RB, AMBAC
     5.000%, 07/01/11                            $     2,135         $    2,252
   Southern California, Metropolitan
     Water District, Ser B, RB
     5.000%, 07/01/14                                  3,800              4,128
   Temecula Valley, Unified School
     District, GO, FSA
     5.250%, 08/01/15                                  2,000              2,213
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C, TA, MBIA
     5.000%, 09/01/08                                  1,215              1,269
   University of California, Ser A, RB,
     AMBAC
     5.000%, 05/15/13                                  5,500              5,974
                                                                     ----------
                                                                        128,964
                                                                     ----------
COLORADO -- 0.3%
   Colorado State, Healthcare
     Facilities Authority, Catholic
     Health Initiatives Project,
     Ser A, RB
     5.500%, 12/01/06                                  1,000              1,021
     5.500%, 12/01/07                                  1,000              1,040
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB
     Callable 11/01/07 @ 105
     6.750%, 05/01/17                                     80                 83
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Sub-Ser C, RB
     Callable 08/01/11 @ 102
     4.875%, 08/01/13                                    455                462
                                                                     ----------
                                                                          2,606
                                                                     ----------
CONNECTICUT -- 0.3%
   Connecticut State, Health &
     Educational Facilities Authority,
     Quinnipac University Project,
     Ser F, RB, Radian Insured
     2.970%, 07/01/31                                  1,300              1,300
   Connecticut State, Special Tax
     Obligation, Ser B, RB
     6.125%, 09/01/12                                  1,100              1,231
                                                                     ----------
                                                                          2,531
                                                                     ----------
DISTRICT OF COLUMBIA -- 1.2%
   District of Columbia, Convention
     Center Project, Senior Lien, RB,
     AMBAC
     5.250%, 10/01/12                                  3,000              3,155
   District of Columbia, Metropolitan
     Washington Airport, Ser A, RB,
     MBIA
     5.000%, 10/01/12                                  2,645              2,784
   District of Columbia, Ser A-1, GO,
     MBIA
     6.500%, 06/01/09                                  1,085              1,191
   District of Columbia, Ser B, GO,
     MBIA
     6.000%, 06/01/11                                  4,420              4,921
                                                                     ----------
                                                                         12,051
                                                                     ----------


--------------------------------------------------------------------------------
2                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
FLORIDA -- 2.7%
   Dade County, Ser CC, GO, AMBAC
     7.125%, 10/01/08                            $     1,470         $    1,647
   Florida State, Division of Finance
     Board, Environmental Protection
     Project, RB, FSA
     6.000%, 07/01/13                                  3,490              3,987
   Florida State, Housing Finance
     Authority, Homeowner Mortgage
     Project, Ser 1, RB, FSA
     Callable 07/01/10 @ 100
     5.750%, 01/01/17                                    245                246
   Greater Orlando, Aviation Authority,
     RB, FGIC
     5.000%, 10/01/07                                  1,185              1,215
   Hillsborough County, Aviation
     Authority, Tampa International
     Airport Project, Ser A, RB, FSA
     5.500%, 10/01/09                                  4,820              5,167
   Lee County, Solid Waste Systems
     Authority, RB, MBIA
     5.250%, 10/01/09                                  2,500              2,628
   Miami-Dade County, Jackson Health
     Systems Project, Ser B, RB, MBIA
     5.000%, 06/01/14                                  4,370              4,687
   Miami-Dade County, Miami
     International Airport, Ser B, RB,
     FSA Callable 10/01/07 @ 102
     5.000%, 10/01/11                                  3,300              3,424
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
     6.000%, 10/01/08                                  3,300              3,519
                                                                     ----------
                                                                         26,520
                                                                     ----------
GEORGIA -- 2.0%
   Atlanta, Water & Wastewater
     Authority, RB, FSA
     5.250%, 11/01/14                                  1,500              1,652
   Georgia State, Municipal Electric
     Power Authority, RB, AMBAC
     7.000%, 01/01/08                                  4,355              4,665
   Georgia State, Municipal Electric
     Power Authority, RB, AMBAC (D)
     7.000%, 01/01/08                                    145                156
   Georgia State, Municipal Electric
     Power Authority, Ser V, RB, MBIA
     6.500%, 01/01/12                                    100                116
     6.500%, 01/01/12                                  3,135              3,475
   Georgia State, Ser C, GO
     6.000%, 07/01/10                                  2,610              2,894
   Georgia State, Ser D, GO
     6.700%, 08/01/10                                  3,600              4,096
   Savannah, Hospital Authority, St.
     Joseph's Health Systems Project,
     Ser B, RB, FSA
     Callable 01/01/09 @ 101
     5.250%, 07/01/09                                  2,625              2,773
                                                                     ----------
                                                                         19,827
                                                                     ----------
HAWAII -- 0.2%
   Hawaii State, Ser CZ, GO, FSA
     Pre-Refunded @ 100 (C)
     5.250%, 07/01/12                                  2,120              2,319
                                                                     ----------

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
IDAHO -- 0.1%
   Idaho State, Healthcare Facilities
     Authority, St. Lukes Medical
     Center Project, RB, FSA (A)
     2.900%, 07/01/30                            $       800         $      800
   Idaho State, Housing & Finance
     Association, Single-Family
     Mortgage Project, Ser C, RB
     Callable 01/01/11 @ 100
     5.600%, 01/01/21                                    390                403
                                                                     ----------
                                                                          1,203
                                                                     ----------
ILLINOIS -- 5.3%
   Chicago, Board of Education, School
     Reform Project, Ser A, GO, FGIC
     5.250%, 12/01/17                                  2,330              2,583
   Chicago, Metropolitan Water
     Reclamation District, GO
     6.500%, 12/01/07                                  2,250              2,382
   Chicago, Metropolitan Water
     Reclamation District, Greater
     Chicago Capital Improvements
     Project, GO
     6.900%, 01/01/07                                  3,500              3,570
   Chicago, O'Hare International
     Airport, RB, AMBAC
     Callable 01/01/10 @ 101
     5.500%, 01/01/12                                  5,500              5,871
   Chicago, Public Building Commerce
     Building, Chicago Transit
     Authority, RB, AMBAC
     5.000%, 03/01/13                                  2,000              2,145
   Chicago, Ser A-2, GO, AMBAC
     6.125%, 01/01/12                                  5,000              5,654
   Chicago, Tax Increment Allocation,
     Ser A, TA, AMBAC (F)
     4.150%, 12/01/07                                  6,970              6,505
   Cook County, GO, MBIA (D)
     7.250%, 11/01/07                                  1,375              1,427
   Granite City, Madison County, Waste
     Management Project, RB
     3.850%, 05/01/27                                  3,000              3,004
   Illinois State, Development
     Financing Authority, Community
     Rehabilitation Providers Project,
     Ser A, RB
     5.700%, 07/01/07                                  1,290              1,311
   Illinois State, Development
     Financing Authority, Student
     Housing Project, Ser A, RB
     5.000%, 06/01/11                                  1,040              1,082
   Illinois State, Educational
     Facilities Authority, Loyola
     University Project, Ser A, RB (D)
     7.000%, 07/01/07                                  4,585              4,744
   Illinois State, Health Facilities
     Authority, Centegra Health Systems
     Project, RB
     5.500%, 09/01/06                                  2,375              2,396
   Illinois State, Health Facilities
     Authority, Condell Medical Center
     Project, RB
     6.000%, 05/15/10                                  1,070              1,121


--------------------------------------------------------------------------------
3                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Illinois State, Health Facilities
     Authority, Decatur Memorial
     Hospital Project, RB
     5.500%, 10/01/10                            $     1,050         $    1,115
     5.500%, 10/01/11                                  1,150              1,228
   Illinois State, Metropolitan Pier &
     Exposition, McCormick Project, Ser
     A, RB, MBIA (F)
     4.087%, 12/15/16                                  2,330              1,428
   University of Illinois, Auxiliary
     Facilities System, Ser A, RB,
     AMBAC
     5.500%, 04/01/14                                  2,000              2,218
   University of Illinois, Auxiliary
     Facilities System, Ser B, RB, FGIC
     5.500%, 04/01/15                                  1,635              1,821
                                                                     ----------
                                                                         51,605
                                                                     ----------
INDIANA -- 1.7%
   Hammond, Multi-School Building
     Authority, First Mortgage Project,
     RB, MBIA (D)
     6.000%, 01/15/06                                    895                898
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Sub Credit Project,
     Ser A, RB
     5.000%, 04/01/11                                  4,900              5,163
   Indiana State, Office Building
     Commission, State Office Building
     II Facilities Project, Ser D, RB
     6.900%, 07/01/11                                  5,650              6,216
   Indianapolis, Thermal Energy Systems
     Project, Ser A, RB, MBIA Callable
     10/01/11 @ 101
     5.500%, 10/01/12                                  2,860              3,149
   Zionsville, Community Schools
     Building Authority, First Mortgage
     Project, Ser A, RB, FSA
     5.000%, 07/15/15                                  1,310              1,403
                                                                     ----------
                                                                         16,829
                                                                     ----------
KANSAS -- 0.8%
   Wyandotte County, Unified Government
     Authority, Ser 2004, RB, AMBAC
     Callable 09/01/14 @ 105
     5.650%, 09/01/15                                  7,245              8,160
                                                                     ----------
LOUISIANA -- 0.8%
   De Soto Parish, Pollution Control
     Authority, International Paper
     Projects, Ser A, RB
     5.000%, 10/01/12                                  2,600              2,678
   Jefferson Parish, Hospital Service
     Authority, District No. 2, RB,
     FGIC Callable 12/1/05 @ 100
     5.250%, 12/01/15                                  5,450              5,450
                                                                     ----------
                                                                          8,128
                                                                     ----------

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
MAINE -- 0.1%
   Maine State, Housing Authority,
     Mortgage Purchase Project,
     Ser D-1, RB
     4.850%, 11/15/06                            $     1,000         $    1,014
                                                                     ----------
MASSACHUSETTS -- 8.2%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
     5.500%, 03/01/12                                  3,300              3,545
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
     5.000%, 07/01/19                                  5,000              5,419
   Massachusetts Bay, Transportation
     Authority, Ser C, RB
     5.250%, 07/01/13                                  1,500              1,640
   Massachusetts State, Construction
     Loan, Ser A, RB
     5.250%, 08/01/13                                  3,000              3,266
   Massachusetts State, Construction
     Loan, Ser B, GO, FSA
     Pre-Refunded @ 100 (C)
     5.500%, 03/01/15                                  4,000              4,385
   Massachusetts State, Construction
     Loan, Ser C, GO, FSA
     5.500%, 11/01/12                                  4,000              4,415
   Massachusetts State, Construction
     Loan, Ser C, RB, AMBAC (D)
     5.000%, 08/01/10                                    190                202
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
     6.000%, 08/01/11                                  1,000              1,082
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lahey Clinic Medical Center
     Project, Ser C, RB, FGIC
     5.000%, 08/15/14                                  2,395              2,572
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lowell General Hospital Project,
     Ser B, RB, FSA
     Callable 06/01/07 @ 102
     5.250%, 06/01/11                                  1,585              1,653
   Massachusetts State, Municipal
     Wholesale Electric Project No.
     6-A, RB, MBIA
     5.500%, 07/01/09                                  4,000              4,265
   Massachusetts State, School Building
     Authority, Ser A, RB, FSA
     5.000%, 08/15/14                                 17,000             18,381
   Massachusetts State, Ser B, GO
     5.250%, 08/01/16                                  5,000              5,481
   Massachusetts State, Ser C, GO, FSA
     5.500%, 12/01/17                                  3,000              3,386
   Massachusetts State, Special
     Obligation, Federal Highway
     Project, Ser A, GAN, FSA
     5.000%, 12/15/14                                 10,000             10,720
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
     6.125%, 08/01/11                                  1,500              1,691


--------------------------------------------------------------------------------
3                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Massachusetts State, Water Resources
     Authority, Ser D, RB, MBIA
     5.500%, 08/01/10                            $     2,000         $    2,170
   University of Massachusetts,
     Building Authority, Ser 2, RB,
     AMBAC
     5.000%, 11/01/14                                  5,000              5,413
                                                                     ----------
                                                                         79,686
                                                                     ----------
MICHIGAN -- 4.2%
   Detroit, Convention Facilities, Cobo
     Hall Project, RB, MBIA
     5.000%, 09/30/12                                  2,000              2,155
   Grand Haven, Electric Authority, RB,
     MBIA
     5.500%, 07/01/16                                  6,960              7,827
   Greater Detroit, Resource Recovery
     Authority, Ser B, RB, AMBAC
     6.250%, 12/13/07                                  2,000              2,112
   Kent, Hospital Finance Authority,
     Spectrum Health Project,
     Ser A, RB
     5.250%, 01/15/07                                  1,975              2,006
   Kent, Hospital Finance Authority,
     Spectrum Health Project,
     Ser B, RB
     5.000%, 07/15/11                                  4,250              4,484
   Michigan State, Environmental
     Protection Program, GO
     6.250%, 11/01/12                                  3,000              3,352
   Michigan State, Underground Storage
     Project, Ser I, RB, AMBAC
     Pre-Refunded  @ 101 (C)
     6.000%, 05/01/06                                  3,600              3,678
   University of Michigan, Hospital
     Project, RB
     5.000%, 12/01/07                                  5,450              5,612
   Wayne Charter County, Detroit Metro
     Project, Ser A, RB, MBIA
     5.250%, 12/01/11                                  9,645             10,115
                                                                     ----------
                                                                         41,341
                                                                     ----------
MISSISSIPPI -- 0.1%
   Mississippi State, Hospital
     Equipment & Facilities Authority,
     Rush Medical Foundation Project,
     Ser A, RB
     5.400%, 01/01/07                                    420                426
   Mississippi State, Single-Family
     Housing Authority, Ser D, Cl 6,
     RB (A) (E)
     6.650%, 07/01/12                                    355                377
                                                                     ----------
                                                                            803
                                                                     ----------
NEW JERSEY -- 3.9%
   Gloucester County, Solid Waste
     Improvement Authority, Waste
     Management Project, Ser A,
     RB (A)
     6.850%, 12/01/29                                  2,000              2,230
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
     5.500%, 09/01/15                                  3,110              3,440

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser O, RB
     5.000%, 03/01/13                            $     4,000         $    4,255
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Capital Improvements
     Project, Ser B, RB
     5.750%, 09/01/10                                  4,220              4,589
   New Jersey State, Equipment Lease
     Purchase, Ser A, COP
     5.000%, 06/15/11                                  4,000              4,210
     5.000%, 06/15/14                                  2,500              2,637
   New Jersey State, Health Care
     Facilities Financing Authority,
     Greystone Park Psychiatric
     Hospital Project, RB, AMBAC
     5.000%, 09/15/15                                  6,080              6,559
   New Jersey State, Transportation
     Trust Fund Authority,
     Transportation Systems Project,
     Ser C, RB
     5.000%, 06/15/09                                  2,000              2,095
   New Jersey State, Transportation
     Trust Funding Authority,
     Transportation Systems Project,
     Ser A, RB, MBIA
     5.250%, 12/15/14                                  2,000              2,190
   New Jersey State, Transportation
     Trust Funding Authority,
     Transportation Systems Project,
     Ser B, RB, FGIC
     5.250%, 12/15/14                                  2,000              2,190
   New Jersey State, Transportation
     Trust Funding Authority,
     Transportation Systems Project,
     Ser C, RB, FSA
     5.750%, 12/15/12                                  1,500              1,676
   Tobacco Settlement, Financing
     Authority, RB
     5.500%, 06/01/11                                  2,000              2,083
                                                                     ----------
                                                                         38,154
                                                                     ----------
NEW MEXICO -- 1.0%
   Farmington, Pollution Control,
     Ser B, RB, FGIC
     3.550%, 04/01/29                                  5,000              4,969
   Jicarilla, Apache Nation Reservation
     Project, Ser A, RB
     5.000%, 09/01/11                                  1,000              1,030
     5.000%, 09/01/13                                  3,200              3,340
   New Mexico State, Mortgage Finance
     Authority, Single-Family Mortgage
     Program, Ser C-3, RB Callable
     01/01/07 @ 102 (E)
     5.950%, 07/01/28                                    380                391
                                                                     ----------
                                                                          9,730
                                                                     ----------
NEW YORK -- 16.0%
   Dutchess County, Industrial
     Development Authority, IBM
     Project, RB
     Callable 12/01/09 @ 100
     5.450%, 12/01/29                                  5,500              5,829


--------------------------------------------------------------------------------
5                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Long Island, Power Authority, New
     York Electric Systems Project,
     Ser A, RB, AMBAC
     6.000%, 12/01/07                            $     6,000         $    6,307
   Metropolitan New York,
     Transportation Authority,
     Ser C, RB
     5.000%, 11/15/12                                  2,930              3,139
   Nassau County, Tobacco Authority
     Asset Backed Project, Ser A, RB
     Callable 07/15/09 @ 101
     5.600%, 07/15/14                                  2,835              2,875
   New York City, Industrial
     Development Agency, Terminal One
     Group Association
     Project, RB
     5.500%, 01/01/14                                  2,000              2,127
   New York City, Municipal Assistance
     Authority, Ser I, RB Callable
     07/01/07 @ 102
     6.250%, 07/01/08                                  2,000              2,132
   New York City, Ser A, GO
     5.000%, 08/01/14                                  6,135              6,518
   New York City, Ser B, GO
     5.500%, 08/01/11                                  2,000              2,167
     5.500%, 08/01/12                                  5,000              5,452
     5.250%, 08/01/11                                  2,000              2,143
     5.250%, 08/01/12                                  4,975              5,354
   New York City, Ser B, GO, XLCA
     7.250%, 08/15/07                                  3,435              3,657
   New York City, Ser B, GO,
     XLCA (D)
     7.250%, 08/15/07                                    565                603
   New York City, Ser C, GO, XLCA
     5.000%, 08/01/14                                  4,000              4,275
   New York City, Ser E, GO
     5.250%, 08/01/13                                  5,000              5,394
   New York City, Ser H, GO, FGIC
     Callable 08/01/14 @ 100
     5.000%, 08/01/15                                  3,500              3,736
   New York City, Ser I, GO
     5.000%, 08/01/13                                  2,000              2,125
   New York City, Ser I, GO, AMBAC
     5.750%, 03/15/07                                    520                531
   New York City, Ser J, GO
     Callable 08/01/07 @ 101
     6.125%, 08/01/11                                    370                388
   New York City, Sub-Ser F-1, GO
     5.000%, 09/01/17                                  4,000              4,215
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser A, RB
     Callable 11/01/11 @ 100 (G)
     5.500%, 11/01/26                                  3,250              3,529
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser C, RB
     5.500%, 02/01/09                                    940                998
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser C, RB (D)
     5.500%, 02/01/09                                    150                160
   New York State, Dormitory Authority,
     City University Construction
     Project, Ser A, RB
     5.000%, 07/01/07                                  4,000              4,101

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   New York State, Dormitory Authority,
     Department of Health Project, RB
     5.250%, 07/01/10                            $     3,040         $    3,230
   New York State, Dormitory Authority,
     New York Methodist Hospital
     Project, RB
     5.250%, 07/01/12                                  1,575              1,677
     5.250%, 07/01/13                                  1,760              1,877
     5.250%, 07/01/14                                  1,855              1,983
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC
     Callable 02/01/08 @ 101
     4.400%, 08/01/13                                    245                247
   New York State, Dormitory Authority,
     Ser B, RB
     Callable 05/15/12 @ 100 (A)
     5.250%, 11/15/23                                 10,000             10,745
   New York State, Dormitory Authority,
     Ser B, RB, XLCA (A)
     5.250%, 07/01/32                                  4,275              4,615
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, MBIA
     Callable 05/15/10 @ 101
     6.000%, 05/15/15                                  4,000              4,411
   New York State, Dormitory Authority,
     State University Educational
     Facilities, Ser A,
     RB, MBIA
     5.500%, 05/15/13                                  8,125              9,039
   New York State, Environmental
     Facilities Authority, New York
     City Water Project, RB
     5.750%, 06/15/12                                    190                213
   New York State, Environmental
     Facilities Authority, Revolving
     Funds, RB, MBIA
     6.000%, 06/15/12                                  3,250              3,677
   New York State, Environmental
     Facilities Authority, Ser A, RB
     5.000%, 03/15/12                                  2,000              2,138
   New York State, Medical Care
     Facilities Finance Agency, St.
     Luke' s Hospital Project, Ser A,
     RB (B)
     5.600%, 08/15/13                                    845                846
   New York State, Mortgage Agency,
     Homeowner Mortgage Project,
     Ser 87, RB
     Callable 09/01/09 @ 100
     5.150%, 04/01/17                                  1,570              1,572
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB Callable
     06/01/06 @ 100
     5.250%, 06/01/12                                  1,525              1,540
   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
     6.500%, 01/01/10                                  4,135              4,599
   New York State, Urban Development,
     Ser A, RB
     5.250%, 01/01/21                                  2,750              2,877
     5.000%, 01/01/17                                  1,175              1,237
   New York State, Urban Development,
     Ser A, RB, MBIA
     5.250%, 01/01/11                                 18,000             19,395


--------------------------------------------------------------------------------
6                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Tsasc, New York TFABS, Ser 1, RB
     Callable 07/15/09 @ 101
     5.750%, 07/15/15                            $     2,520         $    2,678
                                                                     ----------
                                                                        156,351
                                                                     ----------
NORTH CAROLINA -- 2.0%
   Charlotte, Convention Facilities
     Project, Ser A, COP
     5.000%, 08/01/11                                  2,000              2,132
     5.000%, 08/01/13                                  7,300              7,848
   North Carolina State, Municipal
     Power Agency, RB, MBIA
     7.250%, 01/01/07                                  2,000              2,084
   North Carolina State, Municipal
     Power Agency, Ser A, RB, MBIA
     5.750%, 01/01/09                                  6,850              7,324
                                                                     ----------
                                                                         19,388
                                                                     ----------
OHIO -- 0.6%
   Erie County, Hospital Facilities
     Authority, Firelands Regional
     Medical Center, Ser A, RB
     5.500%, 08/15/10                                  1,000              1,047
   Lakewood, Hospital Improvements
     Authority, Lakewood Hospital
     Association Project, RB
     5.500%, 02/15/13                                  2,500              2,681
   Ohio State, GO
     6.100%, 08/01/12                                  2,000              2,281
                                                                     ----------
                                                                          6,009
                                                                     ----------
OKLAHOMA -- 0.1%
   Oklahoma State, Industrial
     Development Authority, Integris
     Baptist Health Systems Project,
     RB, AMBAC
     5.250%, 08/15/06                                  1,255              1,272
                                                                     ----------
OREGON -- 0.2%
   Cow Creek, Band Umpqua Tribe of
     Indians, Ser B, RB, AMBAC
     5.100%, 07/01/12                                  1,700              1,720
                                                                     ----------
PENNSYLVANIA -- 3.9%
   Delaware Valley, Regional Finance
     Authority, RB
     5.750%, 07/01/17                                  3,000              3,355
     5.500%, 07/01/12                                  5,925              6,438
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, Ser A, RB
     Callable 03/15/15 @ 100
     4.750%, 03/15/20                                  2,500              2,450
   Kennett, Consolidated School
     District, GO, MBIA
     5.000%, 02/15/15                                  1,000              1,080
   Montgomery County, Higher Education
     & Health Authority, Abington
     Memorial Hospital Project, Ser A,
     RB, AMBAC
     5.000%, 06/01/08                                  1,000              1,038
   New Castle Area, Hospital Authority,
     Jameson Memorial Hospital, RB,
     MBIA
     5.500%, 07/01/08                                  1,605              1,687

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Pennsylvania State, Economic
     Development Financing Authority,
     Colver Project, Ser F, RB, AMBAC
     5.000%, 12/01/14                            $     4,000         $    4,230
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation
     Project, Ser A, RB, MBIA
     5.500%, 11/15/08                                  1,000              1,041
   Pennsylvania State, Higher Education
     Facilities Authority, Waynesburg
     College Project,
     Ser J4, RB (A)
     3.300%, 05/01/32                                  3,600              3,523
   Pennsylvania State, Housing Finance
     Agency, Single-Family Mortgage
     Project, RB
     Callable 10/01/06 @ 102 (E)
     5.300%, 10/01/07                                  1,000              1,015
   Pennsylvania State, Industrial
     Development Authority, RB, AMBAC
     7.000%, 07/01/07                                  1,000              1,056
   Philadelphia, School District, Ser
     B, GO, FGIC
     5.500%, 08/01/09                                  4,400              4,713
   Sayre, Healthcare Facilities,
     Guthrie Health Project, Ser A, RB
     6.000%, 12/01/11                                  3,420              3,687
   Scranton-Lackawanna, Health &
     Welfare Authority, Community
     Medical Center Project, RB, MBIA
     5.500%, 07/01/07                                  2,585              2,667
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (D)
     9.125%, 07/01/10                                     80                 87
                                                                     ----------
                                                                         38,067
                                                                     ----------
RHODE ISLAND -- 0.5%
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity Project,
     Ser 25A, RB
     Callable 10/01/07 @ 101.5
     4.950%, 10/01/16                                    835                837
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity Project,
     Ser 49-C, RB
     4.000%, 03/20/08                                  4,000              4,050
                                                                     ----------
                                                                          4,887
                                                                     ----------
SOUTH CAROLINA -- 1.4%
   Piedmont, Municipal Power Agency,
     South Carolina Electric, Ser A,
     RB, FGIC
     6.500%, 01/01/16                                    800                958
   Piedmont, Municipal Power Agency,
     South Carolina Electric, Ser A,
     RB, FGIC (D)
     6.500%, 01/01/16                                  1,020              1,234


--------------------------------------------------------------------------------
7                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Richland County, International Paper
     Projects, Ser A, RB
     4.250%, 10/01/07                            $     5,150         $    5,176
   South Carolina State, Hospital
     Facilities Authority, Medical
     University Project, RB
     Pre-Refunded @ 101 (C)
     5.625%, 07/01/09                                  2,885              3,117
   Western Carolina, Regional Sewer
     Authority, Ser B, RB, FSA
     5.000%, 03/01/14                                  3,235              3,510
                                                                     ----------
                                                                         13,995
                                                                     ----------
SOUTH DAKOTA -- 0.2%
   South Dakota State, Health &
     Educational Facilities Authority,
     McKennan Hospital Project, RB,
     MBIA
     6.000%, 07/01/08                                  1,025              1,087
   South Dakota State, Health &
     Educational Facilities Authority,
     Prairie Healthcare Project, RB,
     ACA Insured
     5.200%, 04/01/08                                    650                665
                                                                     ----------
                                                                          1,752
                                                                     ----------
TENNESSEE -- 1.8%
   Hendersonville, Industrial
     Development Authority, Ashford 83
     Association Project, RB Callable
     12/15/06 @ 102
     5.950%, 12/15/08                                    720                736
   Metropolitan Government Nashville &
     Davidson Counties, Cab Converter,
     RB, FGIC
     7.700%, 01/01/12                                  5,000              5,807
   Metropolitan Nashville, Airport
     Authority, Improvements Project,
     Ser A, RB
     6.600%, 07/01/08                                  2,000              2,150
   Shelby County, Health & Educational
     Facilities Authority, Baptist
     Memorial Healthcare,
     Ser A, RB (A)
     5.000%, 09/01/20                                  8,200              8,483
                                                                     ----------
                                                                         17,176
                                                                     ----------
TEXAS -- 8.5%
   Austin, Utility Systems, RB, AMBAC
     6.750%, 11/15/12                                 10,090             11,858
   Birdville, Independent School
     District, GO
     5.000%, 02/15/10                                  2,300              2,435
   Carrollton, Farmers Branch
     Independent School District, GO
     5.500%, 02/15/11                                  3,905              4,253
   Carrollton, Farmers Branch
     Independent School District, GO
     Callable 02/15/09 @ 100
     5.750%, 02/15/10                                  1,605              1,716
   Cypress-Fairbanks, Independent
     School District, GO
     6.750%, 02/15/08                                  1,000              1,070
   Deer Park, Independent School
     District, GO
     6.000%, 02/15/08                                  2,000              2,109

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Harris County, GO (D)
     6.000%, 12/15/11                            $     3,895         $    4,375
   Harris County, Health Facilities
     Development Authority, Christus
     Health Project, Ser A, RB, MBIA
     5.375%, 07/01/08                                  3,845              4,005
   Harris County, Health Facilities
     Development Authority, Memorial
     Hospital Systems Project, Ser A,
     RB, MBIA
     6.000%, 06/01/09                                  1,825              1,970
   Harris County, Toll Road Authority,
     Ser B-2, RB, FGIC
     5.000%, 08/15/21                                  5,000              5,238
   Harris County, Toll Road Authority,
     Sub Lien, RB, FGIC
     6.000%, 08/01/12                                  6,000              6,769
   Houston, Airport Systems Authority,
     Sub Lien, Ser A, RB, FSA
     6.000%, 07/01/09                                  5,000              5,363
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment  Project, Ser B, RB,
     AMBAC
     5.500%, 09/01/09                                  2,500              2,677
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment  Project, Ser B, RB,
     AMBAC (F)
     5.210%, 09/01/15                                  5,500              3,610
   Houston, Ser C, GO
     7.000%, 03/01/08                                  3,660              3,809
   Houston, Ser C, GO
     Pre-Refunded @ 100 (C)
     7.000%, 03/01/06                                    340                343
   Humble Island, Independent School
     District, Ser A, GO
     5.250%, 02/15/14                                  2,635              2,875
     5.000%, 02/15/13                                  3,510              3,765
   Northside, Independent School
     District, GO
     5.000%, 06/15/13                                  2,270              2,440
   Northside, Independent School
     District, Ser A, GO
     5.000%, 02/15/12                                  2,170              2,325
   San Antonio, Airport Systems
     Authority, Ser 2003, RB, FSA
     6.000%, 07/01/12                                  2,045              2,260
   San Antonio, Electric & Gas
     Authority, Ser 2000, RB (D)
     5.750%, 02/01/11                                  1,540              1,655
   San Antonio, Water Authority, RB
     6.250%, 05/15/08                                  1,000              1,066
   Southwest, Higher Education
     Authority, Southern Methodist
     University Project, RB, AMBAC
     5.250%, 10/01/10                                  2,350              2,526
   Tarrant, Regional Water District
     Authority, RB, FSA
     5.000%, 03/01/11                                  2,000              2,136
   Texas State, Municipal Power Agency,
     RB, MBIA (D) (F)
     4.080%, 09/01/16                                     25                 16
                                                                     ----------
                                                                         82,664
                                                                     ----------


--------------------------------------------------------------------------------
8                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
UTAH -- 0.8%
   Salt Lake County, Hospital
     Authority, IHC Health Services
     Project, RB, AMBAC
     5.500%, 05/15/09                            $     1,000         $    1,064
   Utah State, Intermountain Power
     Agency Power Supply, Ser A, RB,
     MBIA
     6.000%, 07/01/08                                  6,000              6,379
                                                                     ----------
                                                                          7,443
                                                                     ----------
VIRGINIA -- 1.3%
   Charles City County, Industrial
     Development Authority, Waste
     Management Project, RB
     4.875%, 02/01/09                                  5,250              5,407
   Fairfax County, Economic Development
     Authority, Ser A, RB, AMBAC
     6.100%, 02/01/11                                  5,000              5,519
   King George County, Industrial
     Development Authority, Waste
     Management Project, Ser A, RB
     4.100%, 06/01/23                                  1,685              1,698
                                                                     ----------
                                                                         12,624
                                                                     ----------
WASHINGTON -- 3.3%
   Clark County, Public Utility
     District Authority, RB, AMBAC
     5.500%, 01/01/11                                  3,000              3,261
   Clark County, Public Utility
     District Authority, RB, FSA
     Callable 01/01/10 @ 100
     5.625%, 01/01/11                                  1,500              1,608
   Washington State, Public Power
     Supply Systems Authority, Nuclear
     Project No. 2, Ser A, RB
     6.000%, 07/01/07                                  3,850              4,000
   Washington State, Public Power
     Supply Systems Authority, Nuclear
     Project No. 2, Ser A, RB Callable
     07/01/08 @ 102
     5.000%, 07/01/12                                  3,000              3,161
   Washington State, Public Power
     Supply Systems Authority,
     Ser B, RB
     7.250%, 07/01/09                                    120                128
   Washington State, Public Power
     Supply Systems Authority, Ser B,
     RB (D)
     7.250%, 07/01/09                                  1,955              2,094
   Washington State, Ser B &
     Ser AT-7, GO
     6.250%, 06/01/10                                  4,550              5,046
   Washington State, Tobacco Settlement
     Authority, RB,
     Callable 06/01/13 @ 100
     6.500%, 06/01/26                                  7,685              8,232
   Washington State, Tobacco Settlement
     Financing, RB
     6.250%, 06/01/11                                  4,000              4,310
                                                                     ----------
                                                                         31,840
                                                                     ----------

--------------------------------------------------------------------------------
                                                 FACE AMOUNT
                                                ($ THOUSANDS)/     MARKET VALUE
DESCRIPTION                                         SHARES         ($ THOUSANDS)
--------------------------------------------------------------------------------
WISCONSIN -- 0.1%
   Badger, Tobacco Asset
     Securitization, RB
     6.125%, 06/01/27                            $       475         $      498
                                                                     ----------
WYOMING -- 0.2%
   Teton County, Hospital Authority,
     RB, ACA Insured
     Callable 12/01/08 @ 101
     5.800%, 12/01/17                                  1,950              2,031
                                                                     ----------
PUERTO RICO -- 5.0%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
     5.500%, 07/01/16                                  3,000              3,367
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB (E)
     5.500%, 07/01/12                                  2,000              2,146
   Puerto Rico Commonwealth, Public
     Buildings Authority, Ser J, RB
     Callable 07/01/12 @ 100 (E)
     5.000%, 07/01/28                                  7,000              7,262
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser A, RB
     Callable 02/01/12 @ 100 (B)
     5.750%, 08/01/27                                 27,365             29,582
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C, GO
     6.000%, 07/01/13                                  5,000              5,253
   Puerto Rico Commonwealth, Ser A, GO
     Callable 07/01/12 @ 100
     5.000%, 07/01/30                                  1,500              1,553
                                                                     ----------
                                                                         49,163
                                                                     ----------
VERMONT -- 0.2%
   Vermont State, Housing Finance
     Agency, Housing Project, Ser 23,
     RB, FSA Callable 11/01/14 @ 100
     5.000%, 05/01/34                                  2,300              2,389
                                                                     ----------
Total Municipal Bonds
   (Cost $948,440) ($ Thousands)                                        953,789
                                                                     ----------

TAX EXEMPT CORPORATE BOND -- 0.6%

COLORADO -- 0.6%
   San Manuel Entertainment
     Callable 12/01/13 @ 102 (H)
     4.500%, 12/01/16                                  6,000              5,928
                                                                     ----------
Total Tax Exempt Corporate Bond
   (Cost $5,956) ($ Thousands)                                            5,928
                                                                     ----------

CASH EQUIVALENT -- 0.0%

   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 2.74% +                     57,050                 57
                                                                     ----------
Total Cash Equivalent
   (Cost $57) ($ Thousands)                                                  57
                                                                     ----------


--------------------------------------------------------------------------------
9                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                                        ($ THOUSANDS)
--------------------------------------------------------------------------------

Total Investments -- 98.2%
   (Cost $954,453) ($ Thousands)                                     $  959,774
                                                                     ==========

Percentages are based on Net Assets of $977,232 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets. The rate shown is the 7-day effective yield as of November 30, 2005.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C) Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(D)         Security is escrowed to maturity.

(E)         Securities are collateralized under an agreement from FHA/FNMA/GNMA.

(F) Zero Coupon Bond - The rate shown is the effective yield at the time of purchase.

(G) Step Bond - The rate reflected on the Schedule of Investments is the effective yield on November 30, 2005. The coupon on a step bond changes on a specified date.

(H) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2005, the value of these securities amounted to $5,928 ($ Thousands), representing 0.6% of the net assets of the Fund.

ACA         American Capital Access
AMBAC       American Municipal Bond Assurance Company
Cl          Class
COP         Certificate of Participation
FGIC        Financial Guaranty Insurance Company
FHA         Federal Housing Agency
FNMA        Federal National Mortgage Association
FSA         Financial Security Assistance
GAN         Grant Anticipation Note
GNMA        Government National Mortgage Association
GO          General Obligation
MBIA        Municipal Bond Insurance Association
Radian      Radian Asset Assurance
RB          Revenue Bond
Ser         Series
TA          Tax Allocation
TFABS       Tobacco Flexible Amortization Bonds
XLCA        XL Capital Assurance

At November 30, 2005, the tax basis cost of the Fund's investments was $954,231 ($ Thousands), and the unrealized appreciation and depreciation were $12,020 ($ Thousands) and $6,477 ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
10                   SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Short Duration Municipal Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.4%

ALABAMA -- 1.6%
   Oxford, SW, AMBAC
     Pre-Refunded @ 102 (C)
     5.750%, 09/01/06                             $    2,500         $    2,596
                                                                     ----------
ARIZONA -- 2.4%
   Arizona State, School Facilities
     Board, Ser B, COP, FSA
     5.000%, 09/01/06                                  1,250              1,266
   Maricopa County, Industrial
     Development Authority, Horizon
     Community Learning Center Project,
     RB, ACA Insured
     Pre-Refunded @ 102 (C)
     6.375%, 06/01/07                                  1,000              1,064
   Maricopa County, Sun City Hospital
     Authority, Ser A, RB (D)
     7.875%, 01/01/07                                    475                487
   Phoenix, Civic Improvement
     Authority, Senior Lien, Ser B, RB
     5.000%, 07/01/07                                  1,000              1,025
                                                                     ----------
                                                                          3,842
                                                                     ----------
ARKANSAS -- 0.6%
   Arkansas State,  Development Finance
     Authority, Revolving Loan Funding
     Project, Ser A, RB
     4.000%, 06/01/08                                  1,000              1,014
                                                                     ----------
CALIFORNIA -- 0.6%
   California State, Economic
     Development Authority, Ser A, GO
     3.000%, 07/01/06                                    750                749
   California State, Public Works
     Board, Department of Corrections
     Project, Ser A, RB, AMBAC
     Pre-Refunded @ 102 (C)
     5.800%, 01/01/06                                    200                204
                                                                     ----------
                                                                            953
                                                                     ----------
COLORADO -- 0.3%
   Bowles, Metropolitan District, GO
     Pre-Refunded @ 102 (C)
     7.750%, 12/01/05                                    500                510
                                                                     ----------
FLORIDA -- 2.3%
   Florida State, Board of Education,
     Public Education Project, Ser J,
     GO
     4.000%, 06/01/06                                    200                201
   Jacksonville, Electric Authority,
     St. Johns River Issue, RB
     Callable 04/01/06 @ 101
     5.500%, 10/01/06                                    200                203
   Tampa, Guaranteed Entitlement, RB,
     AMBAC
     6.000%, 10/01/06                                  1,945              1,989
   Volusia County, Educational Facility
     Authority, Embry-Riddle Project,
     RB, Radian Insured
     4.500%, 10/15/07                                  1,220              1,240
                                                                     ----------
                                                                          3,633
                                                                     ----------

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
GEORGIA -- 2.8%
   DeKalb County, Multi-Family Housing
     Authority, Woodhills Apartments
     Project, RB (A) (B)
     3.030%, 12/01/07                             $      800         $      800
   Fulton County, Multi-Family Housing
     Authority, Champions Green
     Apartments Project, Ser B, RB (A)
     3.000%, 10/01/25                                  3,450              3,450
   Fulton County, Residential Care
     Authority, Lenbrook Square
     Foundation Project, RB (A) (B)
     3.080%, 01/01/18                                    150                150
                                                                     ----------
                                                                          4,400
                                                                     ----------
ILLINOIS -- 3.1%
   Chicago, Ser A, GO, MBIA
     5.250%, 01/01/08                                  2,000              2,038
   Illinois State, 1st Ser, GO
     5.500%, 08/01/07                                    200                207
   Illinois State, Metropolitan Pier &
     Exposition Authority, McCormick
     Place Expansion Project,
     Ser A, RB
     5.000%, 06/15/06                                    500                504
   Illinois State, Sales Tax Revenue
     Authority, RB
     5.000%, 06/15/08                                  1,000              1,039
   Lombard County, Installment Contract
     Certificates, GO, MBIA
     4.750%, 07/01/07                                    200                204
   Rockford, School District No. 205,
     GO, FGIC
     3.750%, 02/01/06                                  1,000              1,001
                                                                     ----------
                                                                          4,993
                                                                     ----------
INDIANA -- 8.1%
   Carmel, High School Building
     Authority, First Mortgage Project,
     RB, MBIA
     3.250%, 01/15/06                                  1,465              1,465
   Carmel, Waterworks Authority,
     Ser B, BAN
     3.400%, 11/17/06                                  1,000                998
   Goshen, Community Schools, TAW
     3.000%, 12/30/05                                    795                794
   Hamilton, Southeastern Consolidated
     School Building, First Mortgage,
     RB, FSA
     3.000%, 01/15/07                                  1,060              1,055
   Indiana Bond Bank, Advanced Funding
     Program Notes Project, Ser A, RB
     3.250%, 01/26/06                                  1,000              1,000
   Indianapolis, Industrial Development
     Authority, Joint & Clutch Service
     Project, RB (A) (B)
     3.245%, 12/01/14                                  1,000              1,000
   Mishawaka, School City Authority,
     TAW
     3.100%, 12/30/05                                  2,150              2,149
   Porter County, Hospital Association,
     Hospital Project, RB
     Pre-Refunded @ 102 (C)
     5.700%, 12/01/07                                  1,000              1,066


--------------------------------------------------------------------------------
1                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Short Duration Municipal Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Purdue University, Student Fee
     Project, Ser O, RB
     3.650%, 07/01/06                             $    1,540         $    1,543
   Tippecanoe County, School District,
     GO, MBIA
     2.000%, 07/01/06                                    800                792
   Zionsville County, BAN
     Callable 12/16/05 @ 100
     3.300%, 01/01/07                                  1,000                991
                                                                     ----------
                                                                         12,853
                                                                     ----------
IOWA -- 1.7%
   Coralville, Annual Appropriation
     Project, Ser K 2, GO
     5.000%, 06/01/07                                  1,200              1,229
   Iowa State, Higher Education Loan
     Authority, Clarke College Project,
     Ser B, RAN
     4.200%, 05/24/06                                  1,500              1,505
                                                                     ----------
                                                                          2,734
                                                                     ----------
KANSAS -- 1.8%
   Kansas State, Department of
     Transportation Highway Authority,
     Ser A, RB (D)
     7.250%, 09/01/08                                  1,410              1,553
   Wyandotte County, Unified
     Government, Municipal Temporary
     Notes, Ser III, GO
     2.750%, 04/01/06                                  1,280              1,277
                                                                     ----------
                                                                          2,830
                                                                     ----------
KENTUCKY -- 2.5%
   Newport, BAN
     Callable 01/09/06 @ 100
     3.550%, 12/01/06                                  2,000              2,000
   Northern Kentucky, Water District
     Authority, BAN
     Callable 11/01/05 @ 100
     3.250%, 05/01/07                                  2,000              1,987
                                                                     ----------
                                                                          3,987
                                                                     ----------
LOUISIANA -- 1.3%
   Louisiana State, Energy & Power
     Authority, RB, FSA
     5.500%, 01/01/08                                  1,000              1,040
   New Orleans, Exhibition Hall
     Authority, RB, AMBAC (A) (D) (E)
     5.075%, 07/15/06                                    325                313
   Shreveport, Water & Sewer Authority,
     RB, XLCA Insured
     4.000%, 06/01/06                                    730                733
                                                                     ----------
                                                                          2,086
                                                                     ----------
MAINE -- 0.6%
   Maine State, GO
     4.000%, 07/15/07                                  1,000              1,010
                                                                     ----------
MASSACHUSETTS -- 4.9%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser B, RB
     Pre-Refunded @ 101 (C)
     5.000%, 03/01/07                                  1,000              1,030

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System, Ser A, RB
     7.000%, 03/01/07                             $    1,500         $    1,566
   Massachusetts State, Construction
     Loan, Ser C, GO
     5.000%, 08/01/07                                    965                990
   Massachusetts State, Construction
     Loan, Ser C, GO (D)
     5.000%, 08/01/07                                     35                 36
   Massachusetts State, School Building
     Authority, Ser A, RB
     5.000%, 08/15/07                                  1,000              1,028
   Massachusetts State, Ser A, GO
     5.250%, 01/01/08                                  2,000              2,075
   Stoughton, BAN
     3.750%, 05/12/06                                  1,016              1,018
                                                                     ----------
                                                                          7,743
                                                                     ----------
MICHIGAN -- 6.9%
   Bridgeport Spaulding, Community
     School District, SAN
     3.750%, 06/27/06                                  2,500              2,501
   Hudsonville, Public Schools, GO,
     FGIC Pre-Refunded @ 100 (C)
     5.150%, 05/01/08                                  1,710              1,785
   Michigan State, Building Authority,
     Facilities Program, Ser I, RB, FSA
     5.000%, 10/15/07                                  1,000              1,030
   Michigan State, Environmental
     Program, Ser A, GO
     5.000%, 05/01/08                                  2,200              2,283
   Michigan State, New Center
     Development Project, COP,
     MBIA (D)
     5.500%, 09/01/07                                  1,660              1,720
   Michigan State, Public Power Agency,
     Campbell Project, Ser A, RB, AMBAC
     5.500%, 01/01/07                                  1,670              1,709
                                                                     ----------
                                                                         11,028
                                                                     ----------
MINNESOTA -- 0.8%
   Northern Minnesota, Municipal Power
     Agency, Electricity Systems
     Project, RB, FSA
     5.500%, 01/01/08                                  1,250              1,303
                                                                     ----------
MISSISSIPPI -- 0.8%
   Mississippi State, University
     Educational Building Authority,
     Residence Hall & Campus
     Improvement Project, RB, MBIA
     5.000%, 08/01/08                                  1,245              1,296
                                                                     ----------
MISSOURI -- 3.9%
   Missouri State, Environmental
     Improvement & Energy Authority,
     State Revolving Funding Program
     Project, RB
     6.000%, 01/01/07                                  1,000              1,029
   Missouri State, Health & Educational
     Facilities Authority, Private
     Education Program, RAN, Ser B, RB
     4.750%, 04/25/06                                  2,000              2,004


--------------------------------------------------------------------------------
2                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Short Duration Municipal Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB, FGIC
     3.080%, 12/01/05                             $      300         $      300
   Missouri State, Regional Convention
     & Sports Complex, Convention &
     Sports Facility Project, Ser A-1,
     RB
     5.000%, 08/15/07                                  1,925              1,978
   Springfield, Public Building
     Improvement, Capital Improvement
     Program, Ser L,
     RB, AMBAC
     3.000%, 03/01/06                                    985                984
                                                                     ----------
                                                                          6,295
                                                                     ----------
MONTANA -- 1.6%
   Montana State, Board Investment
     Authority, Inter Capital Project,
     RB Callable 03/01/06 @ 100 (A)
     2.600%, 03/01/25                                  2,500              2,495
                                                                     ----------
NEVADA -- 2.4%
   Clark County, GO
     Pre-Refunded @ 101 (C)
     5.375%, 06/01/06                                  2,240              2,308
   Clark County, School District, Ser
     A, GO, FGIC
     5.250%, 06/15/06                                  1,500              1,516
                                                                     ----------
                                                                          3,824
                                                                     ----------
NEW JERSEY -- 11.4%
   Dumont, TAN
     3.625%, 04/06/06                                  2,000              2,001
   Flemington, BAN
     3.250%, 04/13/06                                  1,370              1,366
   Hudson County, COP, MBIA
     6.000%, 06/01/08                                  1,360              1,438
   New Jersey State, Economic
     Development Authority, Senior
     Lien, Ser A, RB, MBIA
     5.000%, 07/01/06                                  3,000              3,031
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Trust Fund Project,
     Sub-Ser A-1, RB
     5.000%, 09/01/07                                  2,500              2,566
   New Jersey State, Equipment Lease
     Purchase, Ser A, COP
     5.000%, 06/15/08                                  1,750              1,809
   New Jersey State, Turnpike
     Authority, Ser C, RB (D)
     6.500%, 01/01/08                                  4,400              4,686
   Park Ridge, Board of Education, GAN
     3.750%, 08/09/06                                  1,340              1,343
                                                                     ----------
                                                                         18,240
                                                                     ----------
NEW MEXICO -- 0.7%
   Farmington, Utility Systems
     Authority, RB, AMBAC (D)
     9.875%, 01/01/08                                    595                628

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   New Mexico State, Finance Authority,
     Public Projects Revolving Funding
     Project,
     Ser B-1, RB, AMBAC
     4.000%, 06/01/06                             $      540         $      542
                                                                     ----------
                                                                          1,170
                                                                     ----------
NEW YORK -- 2.0%
   Marlboro, Central School District,
     School Building Improvements
     Project, BAN
     3.750%, 04/13/06                                  1,635              1,637
   New York City, Municipal Assistance
     Authority, Ser O, RB
     5.250%, 07/01/06                                    100                101
   New York State, Urban Development
     Corporate Revenue Authority,
     State Personal Income Tax Project,
     Ser A, RB
     4.000%, 03/15/07                                  1,500              1,511
                                                                     ----------
                                                                          3,249
                                                                     ----------
NORTH CAROLINA -- 1.0%
   North Carolina State, GO
     5.000%, 03/01/08                                  1,500              1,556
                                                                     ----------
OHIO -- 6.6%
   American Municipal Power-Ohio
     Incorporated, Columbus -
     Electrical Systems Project, BAN
     3.000%, 07/13/06                                    525                522
   American Municipal Power-Ohio
     Incorporated, Electrical Systems
     Project, BAN
     3.000%, 06/30/06                                  1,500              1,493
   Cincinnati, School Computer
     Technology Project, GO, FSA
     5.000%, 12/01/07                                  1,225              1,265
   Greene County, Water Systems Revenue
     Authority, Ser A, RB, FGIC
     Pre-Refunded @ 102 (C)
     6.125%, 12/01/07                                  1,000              1,074
   Ohio State, Building Authority,
     Administration Building Funding
     Project, Ser B, RB
     5.125%, 10/01/07                                  1,000              1,031
   Ohio State, Common Schools Capital
     Facilities, Ser A, GO
     5.750%, 06/15/06                                    100                101
   Ohio State, Major New State
     Infrastructure, RB
     4.500%, 06/15/06                                  1,000              1,007
   Wapakoneta, BAN
     3.750%, 11/16/06                                  1,750              1,754
   Wapakoneta, Ser 4, BAN
     3.300%, 06/15/06                                  2,288              2,285
                                                                     ----------
                                                                         10,532
                                                                     ----------
OKLAHOMA -- 1.4%
   Oklahoma County, Home Finance
     Authority, Single-Family Mortgage,
     Capital Appreciation Project, Ser B
     Pre-Refunded @ 56.915 (A) (C) (E)
     2.180%, 03/01/06                                  1,625                918


--------------------------------------------------------------------------------
3                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Short Duration Municipal Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Tulsa County, Independent School
     District No. 5, Building
     Project, GO
     4.000%, 06/01/08                             $    1,285         $    1,301
                                                                     ----------
                                                                          2,219
                                                                     ----------
OREGON -- 1.1%
   Clackamas County, Hospital
     Facilities Authority, Senior
     Living Facilities-Mary's Woods
     Project, RB (A) (B)
     3.070%, 11/01/29                                    800                800
   Portland, Community College
     District, GO, FSA
     3.500%, 06/15/08                                  1,000              1,005
                                                                     ----------
                                                                          1,805
                                                                     ----------
PENNSYLVANIA -- 2.7%
   Allegheny County, Port Authority,
     Sub Lien-Transportation, RB, MBIA
     5.500%, 06/01/08                                  1,265              1,331
   Butler County, GO, FGIC
     6.000%, 07/15/06                                    190                193
   Pine Grove, Joint Treatment
     Authority, BAN
     Callable 02/01/07 @ 100
     4.000%, 08/01/07                                  2,000              2,015
   Pittsburgh & Allegheny Counties,
     Sports & Exhibition Authority,
     Auditorium Project, Ser A,
     GO, FSA
     4.000%, 12/15/07                                    700                709
                                                                     ----------
                                                                          4,248
                                                                     ----------
RHODE ISLAND -- 0.6%
   Rhode Island, Board Authority,
     Ser A, RB, AMBAC
     5.000%, 10/01/07                                  1,000              1,030
                                                                     ----------
SOUTH CAROLINA -- 2.8%
   Spartanburg County, School District
     No 1, Ser B, BAN
     5.250%, 11/16/06                                  1,500              1,527
   Spartanburg, Sanitation & Sewer
     District, Ser A, GO, AMBAC
     3.000%, 03/01/06                                    200                200
   Three Rivers, Solid Waste Authority,
     BAN
     3.875%, 06/01/06                                  2,100              2,103
   Three Rivers, Solid Waste Authority,
     RAN
     3.875%, 06/01/06                                    675                675
                                                                     ----------
                                                                          4,505
                                                                     ----------
TEXAS -- 4.3%
   Canyon, Independent School District,
     GO
     6.500%, 02/15/06                                    200                201
   Cypress-Fairbanks, Independent
     School District, GO
     Pre-Refunded @ 100 (C)
     6.750%, 02/15/08                                  1,000              1,072

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Dallas County, Area Rapid Transit,
     Senior Lien, RB
     3.000%, 12/01/05                             $      100         $      100
   Dallas County, Community College
     District, GO
     3.000%, 02/15/06                                  1,395              1,394
   Dallas, GO
     5.000%, 02/15/06                                    140                140
   Fort Bend County, Industrial
     Development Authority, Frito Lay
     Project, RB (A)
     3.500%, 10/01/11                                    900                897
   Fort Worth, Water & Sewer
     Authority, RB
     5.000%, 02/15/06                                    265                266
   San Antonio, Electric & Gas
     Authority, Ser 2000, RB
     5.800%, 02/01/06                                    135                136
   San Antonio, GO
     5.000%, 08/01/07                                  1,500              1,540
   Texas State, Transportation
     Commission Authority, Mobility
     Funding Project, Ser A, GO
     5.000%, 04/01/08                                  1,000              1,035
                                                                     ----------
                                                                          6,781
                                                                     ----------
UTAH -- 0.1%
   Utah State, Granite School District,
     Municipal Building Authority
     Lease, RB
     2.000%, 03/01/06                                    200                199
                                                                     ----------
VIRGINIA -- 2.1%
   Virginia State, Public Building
     Authority, Ser C, RB
     5.000%, 08/01/08                                  2,000              2,082
   Virginia State, Public School
     Authority, Ser D, RB
     4.000%, 02/01/06                                  1,200              1,202
                                                                     ----------
                                                                          3,284
                                                                     ----------
WASHINGTON -- 4.2%
   King County, School District No.
     414, Lake Washington Project, Ser
     B, GO, FGIC
     3.000%, 06/01/06                                  1,000                999
     3.000%, 06/01/07                                  1,000                993
   King County, Ser B, BAN
     4.500%, 11/01/06                                  1,000              1,010
   Washington State, Energy Northwest
     Wind Authority, Ser B, RB
     Pre-Refunded @ 103 (C)
     6.000%, 07/01/07                                  1,500              1,585
   Washington State, Motor Vehicle Fuel
     Tax Project, Ser B, GO, FSA
     4.500%, 07/01/07                                  2,000              2,035
                                                                     ----------
                                                                          6,622
                                                                     ----------
WISCONSIN -- 5.7%
   Appleton, Waterworks Authority, RB,
     FGIC
     3.625%, 01/01/06                                  2,595              2,596
   Marshfield, Unified School District,
     Ser A, BAN
     4.200%, 11/01/06                                  2,500              2,514


--------------------------------------------------------------------------------
4                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Short Duration Municipal Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT
                                                ($ THOUSANDS)/     MARKET VALUE
DESCRIPTION                                         SHARES         ($ THOUSANDS)
--------------------------------------------------------------------------------
   Racine, Unified School District,
     TRAN
     4.000%, 07/14/06                             $    1,700         $    1,707
   Wisconsin State, Ser D, GO, FSA
     4.000%, 05/01/07                                  2,110              2,131
   Wisconsin State, Transportation
     Authority, Ser A, RB
     5.000%, 07/01/07                                    200                205
                                                                     ----------
                                                                          9,153
                                                                     ----------
MULTI-STATE (F) -- 1.5%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B)
     3.250%, 10/01/12                                  1,740              1,740
     3.050%, 10/01/12                                    640                640
                                                                     ----------
                                                                          2,380
                                                                     ----------
NORTH DAKOTA -- 0.2%
   Ward County, Health Care Facilities,
     Trinity Obligation Group Project,
     Ser A, RB (A) (B)
     3.080%, 07/01/29                                    385                385
                                                                     ----------
Total Municipal Bonds
   (Cost $159,559) ($ Thousands)                                        158,783
                                                                     ----------

CASH EQUIVALENT -- 0.0%

   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 2.74% +                     30,458                 30
                                                                     ----------
Total Cash Equivalent
   (Cost $30) ($ Thousands)                                                  30
                                                                     ----------

Total Investments -- 99.4%
   (Cost $159,589) ($ Thousands)                                     $  158,813
                                                                     ==========

Percentages are based on Net Assets of $159,722 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets. The rate shown is the 7-day effective yield as of November 30, 2005.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C) Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(D)         Security is escrowed to maturity.

(E) Zero coupon security - The rate reported is the effective yield at time of purchase.

(F)         Multi-State bond issue including California & Tennessee.

ACA         American Capital Access
AMBAC       American Municipal Bond Assurance Company
BAN         Bond Anticipation Note
Cl          Class
COP         Certificate of Participation
FGIC        Financial Guaranty Insurance Company
FSA         Financial Security Assistance
GAN         Grant Anticipation Note
GO          General Obligation
MBIA        Municipal Bond Insurance Company
Radian      Radian Asset Assurance
RAN         Revenue Anticipation Note
RB          Revenue Bond
SAN         State Aid Note
Ser         Series
SW          Sewer Warrants
TAN         Tax Anticipation Note
TAW         Tax Anticipation Warrant
TRAN        Tax and Revenue Anticipation Note
XLCA        XL Capital Assurance

At November 30, 2005, the tax basis cost of the Fund's investments was $159,589 ($ Thousands), and the unrealized appreciation and depreciation were $26 ($ Thousands) and $802 ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
5                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.0%

PENNSYLVANIA -- 93.8%
   Allegheny County, GO (C)
     6.000%, 09/01/07                             $       85         $       89
   Allegheny County, Higher Education
     Building Authority, Chatham
     College, Ser A, RB
     Callable 03/01/12 @ 100
     5.850%, 03/01/22                                    665                707
   Allegheny County, Higher Education
     Building Authority, Chatham
     College, Ser A, RB, Radian Insured
     Callable 09/01/08 @ 102
     5.125%, 09/01/13                                  2,160              2,272
   Allegheny County, Hospital
     Development Authority, Harmarville
     Rehabilitation Center, RB (C)
     6.000%, 10/01/08                                    235                241
   Allegheny County, Hospital
     Development Authority, Montefiore
     Hospital, RB (C)
     6.875%, 07/01/09                                    395                417
   Allegheny County, Housing Finance
     Agency, Single-Family Mortgage,
     Ser CC-1, RB
     Callable 11/01/08 @ 102 (D)
     5.200%, 05/01/17                                    950                969
   Allegheny County, Industrial
     Development Authority, Duquesne
     Light Project, RB, AMBAC
     4.350%, 12/01/13                                  1,500              1,538
   Allegheny County, Ser C-56, GO, FSA
     5.000%, 10/01/15                                  1,000              1,080
   Allegheny County, University of
     Pittsburgh Medical Center,
     Ser B, RB
     5.250%, 06/15/12                                  1,055              1,128
     5.250%, 06/15/15                                  1,000              1,077
   Allentown, Area Hospital Authority,
     Sacred Heart Hospital Project,
     RB (C)
     8.000%, 03/01/09                                    175                188
   Altoona, Area School District
     Authority, Blair County, Ser 78,
     RB
     6.500%, 01/01/08                                    290                293
   Bensalem Township, Water & Sewer
     Authority, RB (C)
     6.750%, 12/01/14                                    150                164
   Berks County, GO, AMBAC
     5.850%, 11/15/06                                  1,000              1,167
   Berks County, Redevelopment
     Multi-Family Housing Authority,
     Woodgate Associates Project,
     Ser A, RB
     Callable 01/01/07 @ 101 (D)
     4.700%, 01/01/09                                    180                182
   Blair County, Hospital Authority,
     RB (C)
     6.900%, 07/01/08                                    210                220
   Bucks County, Water & Sewer
     Authority, RB (C)
     6.375%, 12/01/08                                     85                 87

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Cambria County, Hospital Authority,
     Conemaugh Valley Memorial
     Hospital, RB (C)
     7.625%, 09/01/11                             $      199         $      222
   Central Bucks County, School
     District, GO, MBIA
     5.000%, 05/15/13                                  2,500              2,703
   Chartiers Valley, Joint School
     District, RB (C)
     6.150%, 03/01/07                                     65                 67
   Chester County, Health & Educational
     Facilities Authority, Immaculata
     College Project, RB Callable
     01/09/06 @ 100
     5.250%, 10/15/10                                    345                346
   Chester County, Health & Educational
     Facilities Authority, The Devereux
     Foundation, RB, Radian Insured
     Callable 11/01/12 @ 100
     4.400%, 11/01/15                                    100                101
     4.300%, 11/01/14                                    100                101
   Creswell Heights, Joint Water
     Authority, RB (C)
     7.375%, 03/01/07                                     30                 31
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser A, RB, Radian Insured
     Callable 12/01/12 @ 100
     4.750%, 12/01/19                                  3,170              3,209
   Cumberland Valley, Joint School
     District, RB, MBIA
     Pre-Refunded @ 100 (A)
     6.500%, 11/15/06                                    100                102
   Delaware County, Healthcare
     Authority, Mercy Health Project,
     Ser A, RB (C)
     5.125%, 11/15/12                                    115                116
   Delaware County, Hospital Authority,
     Crozer-Chester Medical Center
     Project, RB, ACA Insured
     4.900%, 12/01/08                                    550                560
   Delaware River,  Toll Bridge
     Commission, RB
     5.250%, 07/01/13                                  1,475              1,599
   Delaware River, Port Authority of
     Pennsylvania & New Jersey,
     Delaware Bridges Project, RB (C)
     6.500%, 01/15/11                                    150                161
   Derry Township, Sanitation Sewer
     Authority, RB (C)
     6.250%, 08/01/12                                     35                 38
   Dover Township, Sewer Authority, RB
     (C)
     6.250%, 05/01/12                                     40                 43
   Erie County, Hospital Authority,
     Erie County Geriatric, RB (C)
     6.250%, 07/01/11                                    130                139
   Erie,  Higher Education Building
     Authority, Gannon University
     Project, RB, AMBAC (C)
     7.375%, 06/01/08                                     40                 42
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
     Callable 09/15/07 @ 100
     5.700%, 03/15/11                                     85                 87
     5.650%, 03/15/10                                    180                185


--------------------------------------------------------------------------------
1                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, Ser A, RB
     Callable 03/15/15 @ 100
     4.750%, 03/15/20                             $    1,500         $    1,470
   Erie, Water Authority, Ser B, RB,
     MBIA
     5.500%, 12/01/12                                  2,000              2,220
   Fayette County, Hospital Authority,
     Uniontown Hospital, RB, AMBAC
     Callable 06/15/06 @ 102
     5.750%, 06/15/15                                  1,000              1,032
   Greenwood, School District
     Authority, GO, MBIA (C)
     6.750%, 09/01/08                                     30                 31
   Hampton Township, Sanitation Sewer
     Authority, RB (C)
     6.500%, 09/01/10                                    105                118
   Hickory Township, Municipal
     Authority, RB (C)
     6.250%, 02/01/14                                    365                396
   Horsham Township, Sewer Authority,
     RB, MBIA (C)
     6.700%, 01/01/11                                     20                 22
   Kennett, Consolidated School
     District, GO, MBIA
     5.000%, 02/15/15                                    505                545
   Lancaster, Area Sewer Authority, RB
     (C)
     6.750%, 04/01/12                                     10                 11
     6.000%, 04/01/12                                    305                327
   Lancaster, Parking Authority, RB (C)
     5.750%, 01/01/12                                     55                 58
   Lancaster, Solid Waste Management
     Authority, RB, AMBAC Callable
     12/15/08 @ 101
     5.375%, 12/15/15                                  1,700              1,808
   Langhorne, Health & Education
     Authority, Woods Services Project,
     RB, Radian Insured Callable
     11/15/11 @ 100
     4.950%, 11/15/16                                  2,485              2,557
     4.650%, 11/15/13                                    850                873
   Lower Pottsgrove Township, Sewer
     Authority, RB (C)
     6.250%, 05/01/12                                     95                102
   Luzerne County, Ser C, GO, FGIC
     5.250%, 12/15/15                                  1,000              1,102
   Manheim Township, School District
     Authority, Ser 1978, RB
     Pre-Refunded @ 100 (A)
     6.625%, 12/01/05                                     90                 90
   McKeesport, Area School District,
     Ser C, GO (C)
     5.000%, 04/01/13                                    415                433
   Meadville, Area Water Authority, RB,
     FSA
     5.125%, 07/01/14                                    435                474
   Mifflin County, Hospital Authority,
     RB, Radian Insured
     Callable 01/01/11 @ 101
     5.500%, 07/01/12                                  1,375              1,463
   Monroe County, Hospital Authority,
     Pocono Medical Center Project, RB,
     Radian Insured
     Callable 01/01/12 @ 100
     5.500%, 01/01/22                                  1,000              1,057

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Mount Lebanon, Hospital Authority,
     RB (C)
     7.000%, 07/01/06                             $      141         $      143
   Neshaminy, Water Reserve Authority,
     RB (C)
     5.750%, 03/01/11                                     20                 21
   Northampton County, Higher
     Education Building Authority,
     Moravian College Project, RB,
     Radian Insured
     Callable 07/01/09 @ 100
     5.125%, 07/01/19                                    470                483
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, RB, Radian
     Insured Callable 01/01/13 @ 100
     5.500%, 07/01/15                                    995              1,063
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser A, RB,
     Radian Insured
     Callable 07/01/06 @ 100
     5.350%, 07/01/10                                  1,200              1,210
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser B, RB,
     Radian Insured
     Callable 07/01/06 @ 100
     5.350%, 07/01/10                                    100                101
   Northampton County, Municipal Water
     Authority, RB (C)
     6.750%, 11/01/13                                     30                 33
   Pennsylvania State University,
     Ser A, RB
     5.000%, 09/01/10                                  1,000              1,064
   Pennsylvania State, Economic
     Development Financing Authority,
     Colver Project, Ser F, RB, AMBAC
     5.000%, 12/01/14                                  2,000              2,115
   Pennsylvania State, Economic
     Development Financing Authority,
     Dr. Gertrude A. Barber Center
     Project, RB, Radian Insured
     Asset Guaranty
     Callable 12/01/10 @ 100
     5.625%, 12/01/15                                    885                945
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation
     Project, Ser A, RB, MBIA
     5.600%, 11/15/09                                    250                263
     5.600%, 11/15/10                                  3,595              3,818
     5.500%, 11/15/08                                    190                198
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation
     Project, Ser A, RB, MBIA Callable
     11/15/06 @ 102
     5.875%, 11/15/16                                     25                 26
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation
     Project, Ser C, RB, MBIA Callable
     11/15/06 @ 102
     5.875%, 11/15/18                                  3,200              3,333


--------------------------------------------------------------------------------
2                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
     5.700%, 11/15/10                             $       50         $       52
     5.400%, 11/15/07                                     50                 52
   Pennsylvania State, Higher Education
     Facilities Authority, College &
     University, Ser 10,
     RB (C)
     6.900%, 07/01/07                                     60                 62
   Pennsylvania State, Higher Education
     Facilities Authority, Drexel
     University, RB
     Callable 11/01/12 @ 100
     5.500%, 05/01/13                                  2,750              2,971
   Pennsylvania State, Higher
     Education Facilities Authority,
     Philadelphia University Project,
     RB, Radian Insured
     Callable 06/01/10 @ 100
     5.750%, 06/01/15                                    660                711
   Pennsylvania State, Higher Education
     Facilities Authority, UPMC Health
     System Project,
     Ser A, RB
     5.125%, 01/15/11                                    500                527
   Pennsylvania State, Higher Education
     Facilities Authority, University
     of Pennsylvania Health Project,
     Ser A, RB, AMBAC
     5.000%, 08/15/14                                  1,000              1,070
   Pennsylvania State, Higher Education
     Facilities Authority, University
     of Pennsylvania Health Project,
     Ser A, RB, MBIA
     Callable 07/01/08 @ 100
     5.375%, 01/01/14                                  2,000              2,093
   Pennsylvania State, Higher Education
     Facilities Authority, University
     of the Arts, RB, Radian Insured
     Callable 03/15/10 @ 100
     5.500%, 03/15/13                                  1,025              1,091
   Pennsylvania State, Higher Education
     Facilities Authority, Waynesburg
     College Project,
     Ser J4, RB (B) (E)
     3.300%, 05/01/32                                  1,000                979
   Pennsylvania State, Higher Education
     Facilities Authority, Widener
     University Project, RB Callable
     07/15/13 @ 100
     5.000%, 07/15/20                                  1,000              1,025
   Pennsylvania State, Housing Finance
     Agency, RB (C)
     7.750%, 12/01/07                                     70                 73
   Pennsylvania State,
     Intergovernmental Authority,
     Philadelphia Funding Project,
     Special Tax, FGIC
     Callable 06/15/09 @ 100
     5.250%, 06/15/15                                  3,100              3,277
   Pennsylvania State, Refunding &
     Projects, First Ser, GO
     5.250%, 07/01/12                                    250                272
   Philadelphia, Gas Works Authority,
     12th Ser B, RB, MBIA (C)
     7.000%, 05/15/20                                  1,770              2,131

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Frankford Hospital Project, RB (C)
     5.750%, 01/01/19                             $      910         $      958
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Jefferson Health Systems Project,
     Ser A, RB, AMBAC
     Callable 05/15/08 @ 101
     5.125%, 05/15/18                                  1,000              1,034
   Philadelphia, Industrial Development
     Authority, Elmira Project, Ser A,
     RB, FHA
     Pre-Refunded @ 102 (A)
     5.300%, 02/01/08                                  1,065              1,130
   Philadelphia, Municipal Authority,
     Ser B, RB, FSA
     5.250%, 11/15/10                                  2,000              2,147
   Philadelphia, Parking Authority, RB,
     AMBAC Callable 02/01/09 @ 101
     5.250%, 02/01/15                                    225                237
   Philadelphia, Redevelopment
     Authority, Home Improvement Loan,
     Ser 1995A, RB, FHA, AMT
     5.650%, 12/01/05                                     40                 40
   Philadelphia, Redevelopment
     Authority, Multi-Family Housing
     Authority, Woodstock Project, RB,
     FHA Callable 08/01/08 @ 100 (D)
     5.450%, 02/01/23                                  1,345              1,367
   Pittsburgh, Public Parking
     Authority, Saint Francis General
     Hospital Project, RB (C)
     6.625%, 10/01/12                                     25                 28
   Pittsburgh, Ser A, GO, AMBAC
     5.500%, 09/01/14                                  1,885              2,043
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement Loan
     Project, Ser B, RB
     Callable 08/01/08 @ 101
     5.150%, 02/01/17                                    175                177
   Pittsburgh, Urban Redevelopment
     Authority, Ser A, RB, AMT Callable
     04/01/06 @ 102
     5.750%, 10/01/10                                     50                 51
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     Callable 04/01/06 @ 102
     5.700%, 10/01/11                                    105                107
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     Callable 10/01/08 @ 101 (D)
     4.700%, 10/01/10                                     90                 92
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax Increment,
     Ser B, TA
     Callable 03/15/06 @ 100 (B)
     6.250%, 03/15/15                                  1,895              1,910
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser A, TA
     Callable 12/01/06 @ 100 (B)
     6.000%, 12/01/11                                  2,740              2,810
   Quakertown, Hospital Authority,
     Community Hospital Project,
     RB (C)
     7.125%, 01/01/11                                    100                108


--------------------------------------------------------------------------------
3                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Reading, School District, GO, FSA
     5.000%, 01/15/15                             $    1,175         $    1,267
   Ridley Park, Hospital Authority,
     Taylor Hospital Project, Ser A,
     RB (C)
     6.000%, 12/01/05                                     25                 25
   Robinson Township, Water Authority,
     RB (C)
     5.625%, 05/01/06                                      6                  6
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses Taylor
     Hospital, RB (C)
     6.625%, 07/01/09                                    470                497
   Shaler Township, GO
     Pre-Refunded @ 100 (A)
     6.500%, 08/01/07                                     60                 62
   Shaler Township, School District
     Authority, RB (C)
     6.250%, 04/15/08                                     55                 57
   Somerset County, Hospital Authority,
     Somerset Community Hospital
     Project, Ser B, RB, Radian Insured
     Callable 03/01/07 @ 102
     5.300%, 03/01/11                                    635                662
     5.200%, 03/01/10                                    455                474
   South Fayette Township, Sanitation
     Authority, RB (C)
     6.375%, 11/01/12                                    115                125
   South Fork, Municipal Authority,
     Conemaugh Health Systems Project,
     Ser A, RB, MBIA (E)
     2.900%, 07/01/28                                  1,300              1,300
   South Fork, Municipal Authority,
     Conemaugh Valley Memorial
     Hospital, RB (D)
     5.625%, 07/01/10                                     25                 27
   Southcentral, General Authority,
     Hanover Hospital Project, RB,
     Radian Insured
     Callable 06/01/12 @ 100
     4.900%, 12/01/14                                    545                572
   Steel Valley, School District, GO
     (C)
     6.250%, 11/01/06                                     35                 36
   Susquehanna Township, Sewer
     Authority, RB (C)
     6.000%, 11/15/13                                     80                 87
   Upper Allen Township, Sewer
     Authority, RB (C)
     5.750%, 04/01/13                                    240                264
   Warwick, School District, GO, FGIC
     5.000%, 02/15/15                                  1,000              1,080
   West Manheim Township, Water
     Authority, RB
     Callable 01/09/06 @ 100
     6.000%, 12/01/11                                     90                 90
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (C)
     9.125%, 07/01/10                                     90                 98
   Willistown Township, Municipal
     Authority, RB (C)
     6.000%, 01/01/15                                     15                 16
   Wrightsville, Municipal Sewer
     Authority, RB (C)
     5.625%, 11/15/08                                     20                 21

--------------------------------------------------------------------------------
                                                 FACE AMOUNT
                                                ($ THOUSANDS)/     MARKET VALUE
DESCRIPTION                                         SHARES         ($ THOUSANDS)
--------------------------------------------------------------------------------
   York County, Industrial Development
     Authority, York Water Project, RB
     (E)
     3.750%, 06/01/10                             $    1,000         $      983
   York County, School Technology
     Project, RB, FGIC
     5.000%, 02/15/11                                  1,500              1,601
   York Township, Water & Sewer
     Authority, RB (C)
     5.900%, 08/01/13                                    145                165
                                                                     ----------
                                                                         92,816
                                                                     ----------
PUERTO RICO -- 6.2%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
     5.500%, 07/01/16                                    500                561
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser K,
     RB
     5.000%, 07/01/13                                    480                504
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
     5.500%, 07/01/16                                  1,000              1,089
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100
     5.000%, 07/01/36                                  1,000              1,068
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser A, RB
     Callable 02/01/12 @ 100 (B) (D)
     5.750%, 08/01/27                                  1,635              1,767
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A,
     GO, XLCA
     5.500%, 07/01/17                                  1,050              1,182
                                                                     ----------
                                                                          6,171
                                                                     ----------
Total Municipal Bonds
   (Cost $96,776) ($ Thousands)                                          98,987
                                                                     ----------

CASH EQUIVALENT -- 0.0%

   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 2.74% +                     45,834                 46
                                                                     ----------
Total Cash Equivalent
   (Cost $46) ($ Thousands)                                                  46
                                                                     ----------

Total Investments -- 100.0%
   (Cost $96,822) ($ Thousands)                                      $   99,033
                                                                     ==========

Percentages are based on Net Assets of $98,995 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets. The rate shown is the 7-day effective yield as of November 30, 2005.

(A) Pre-Refunded Security - The maturity date shown is the pre-refunded date.


--------------------------------------------------------------------------------
4                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2005

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)          Security is escrowed to maturity.

(D) Securities are collateralized under an agreement from FHLMC, FNMA, GNMA.

(E) Floating Rate Security - The rate reflected on the Schedule of Investment is the rate in effect on November 30, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.

ACA          American Credit Access
AMBAC        American Municipal Bond Assurance Company
AMT          Alternative Minimum Tax
Cl           Class
FGIC         Financial Guaranty Insurance Company
FHA          Federal Housing Agency
FHLMC        Federal Home Loan Mortgage Corporation
FNMA         Federal National Mortgage Association
FSA          Financial Security Assistance
GNMA         Government National Mortgage Association
GO           General Obligation
MBIA         Municipal Bond Insurance Association
Radian       Radian Asset Assurance
RB           Revenue Bond
Ser          Series
TA           Tax Allocation
XLCA         XL Capital Assurance

At November 30, 2005, the tax basis cost of the Fund's investments was $96,769 ($ Thousands), and the unrealized appreciation and depreciation were $2,734 ($ Thousands) and $470 ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
5                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Massachusetts Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 104.5%

MASSACHUSETTS -- 92.6%
   Ashland, GO, AMBAC
     5.000%, 05/15/15                             $     230          $     249
   Boston, Ser A, GO
     5.000%, 01/01/14                                 1,000              1,081
   Erving, GO
     5.375%, 06/15/12                                   500                516
   Fall River, GO, FSA
     Callable 02/01/13 @ 101
     5.250%, 02/01/15                                 1,000              1,096
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
     5.875%, 03/01/15                                   185                211
     5.500%, 03/01/12                                   500                537
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, FGIC
     7.000%, 03/01/11                                   270                313
     7.000%, 03/01/21                                   500                621
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, MBIA
     7.000%, 03/01/11                                 1,100              1,273
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
     5.000%, 07/01/15                                 1,000              1,081
   Massachusetts Bay, Transportation
     Authority, Ser A, SPA
     Callable 07/01/10 @ 100
     5.750%, 07/01/13                                    45                 49
   Massachusetts Bay, Transportation
     Authority, Ser C, RB
     5.250%, 07/01/13                                   500                547
     5.250%, 07/01/21                                   250                280
   Massachusetts Health & Educational
     Facilities Authority, Lahey Clinic
     Medical Center,
     Ser C, RB, FGIC
     5.000%, 08/15/15                                 1,320              1,417
   Massachusetts State, Construction
     Loan, Ser B, GO, FSA
     Pre-Refunded @ 100 (B)
     5.500%, 03/01/12                                 1,000              1,097
   Massachusetts State, Construction
     Loan, Ser D, GO
     6.000%, 05/01/08                                   180                186
   Massachusetts State, Construction
     Loan, Ser D, GO
     Pre-Refunded @ 100 (B)
     6.000%, 05/01/07                                    25                 26
     5.500%, 11/01/11                                   500                547
   Massachusetts State, Construction
     Loan, Ser E, GO, FSA
     Pre-Refunded @ 100 (B)
     5.250%, 01/01/13                                   500                543
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
     6.000%, 08/01/11                                   210                227

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Boston University
     Project, Ser R-2, RB Callable
     12/08/05 @ 100 (A)
     2.890%, 10/01/42                             $     200          $     200
   Massachusetts State, Development
     Finance Agency, College of
     Pharmacy & Allied Health Sciences
     Project, RB
     5.000%, 07/01/10                                   175                180
   Massachusetts State, Development
     Finance Agency, Hampshire College
     Project, RB
     5.150%, 10/01/14                                   450                463
   Massachusetts State, Development
     Finance Agency, Visual &
     Performing Arts Project, RB
     5.750%, 08/01/14                                   500                563
   Massachusetts State, Development
     Finance Agency, Williston
     Northampton School Project, RB
     Pre-Refunded @ 102 (B)
     6.000%, 10/01/08                                   140                149
   Massachusetts State, Federal Highway
     Project, Ser A, RB, MBIA
     5.250%, 12/15/12                                   500                545
   Massachusetts State, Health &
     Educational Facilities Authority,
     Baystate Medical Center Project,
     Ser F, RB
     5.000%, 07/01/10                                   250                259
   Massachusetts State, Health &
     Educational Facilities Authority,
     Massachusetts Institute Technology
     Project, Ser L, RB
     5.000%, 07/01/13                                 1,500              1,624
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital
     Project, Ser C, RB
     Callable 07/01/06 @ 102
     6.750%, 07/01/09                                    25                 26
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Project, RB
     5.000%, 07/01/12                                   500                532
   Massachusetts State, Health &
     Educational Facilities Authority,
     Tufts University Project, Ser J,
     RB
     5.500%, 08/15/15                                   605                681
   Massachusetts State, Housing Finance
     Agency, Single Family Project, Ser
     S, RB
     4.000%, 12/01/07                                   350                353
   Massachusetts State, Industrial
     Finance Agency, Pollution Control
     Authority, Boston Edison Project,
     Ser A, RB
     Callable 01/09/06 @ 101
     5.750%, 02/01/14                                   925                929
   Massachusetts State, Municipal
     Wholesale Electric Authority,
     Nuclear Project No. 3-A, RB, MBIA
     Callable 01/01/12 @ 101
     5.250%, 07/01/12                                   500                540


--------------------------------------------------------------------------------
1                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Massachusetts Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Massachusetts State, Port Authority,
     Ser A, RB
     5.750%, 07/01/11                             $     175          $     192
     5.750%, 07/01/12                                   450                499
   Massachusetts State, School Building
     Authority, Ser A, RB, FSA
     5.000%, 08/15/14                                   750                811
   Massachusetts State, Ser A, GAN,
     MBIA
     5.500%, 12/15/13                                 1,000              1,105
   Massachusetts State, Ser A, GO
     6.000%, 11/01/10                                 1,000              1,107
     6.000%, 11/01/11                                   875                980
   Massachusetts State, Ser A, GO, FSA
     5.250%, 08/01/20                                   500                556
   Massachusetts State, Ser B, GO, FGIC
     (C)
     7.000%, 07/01/09                                   600                648
   Massachusetts State, Ser B, RB, FSA
     (C)
     6.500%, 08/01/08                                   600                643
   Massachusetts State, Ser C, GO, MBIA
     5.500%, 12/01/20                                   750                856
   Massachusetts State, Ser D, GO
     5.500%, 10/01/16                                   200                224
   Massachusetts State, Ser D, GO, MBIA
     5.500%, 11/01/12                                 1,000              1,104
   Massachusetts State, Special
     Obligation, Ser A, GAN, FSA
     5.000%, 12/15/11                                   650                691
     5.000%, 12/15/13                                   500                536
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser 8, RB
     Callable 08/01/12 @ 100
     5.250%, 08/01/13                                     5                  5
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser 8, RB
     Pre-Refunded @ 100 (B)
     5.250%, 08/01/12                                   245                266
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser A, RB
     5.250%, 08/01/14                                   625                687
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
     6.125%, 08/01/11                                 1,050              1,183
   Massachusetts State, Water Resources
     Authority, Ser B, RB, MBIA
     6.250%, 12/01/11                                   600                684
   Massachusetts State, Water Resources
     Authority, Ser C, RB
     6.000%, 12/01/11                                   275                308
   Rail Connections, Capital
     Appreciation, Route 128 Package
     Project, Ser B, RB, ACA Insured
     Pre-Refunded @ 44.1283 (B) (D)
     2.550%, 07/01/09                                 1,220                473

--------------------------------------------------------------------------------
                                                 FACE AMOUNT
                                                ($ THOUSANDS)/     MARKET VALUE
DESCRIPTION                                        SHARES          ($ THOUSANDS)
--------------------------------------------------------------------------------
   Springfield, Municipal Purpose Loan,
     GO, MBIA
     5.250%, 08/01/15                             $   1,000          $   1,100
                                                                     ---------
                                                                        33,598
                                                                     ---------
PUERTO RICO -- 10.9%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
     5.500%, 07/01/16                                   250                281
   Puerto Rico Commonwealth, GO
     6.500%, 07/01/13                                   250                286
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, MBIA
     6.250%, 07/01/14                                     5                  6
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, MBIA (C)
     6.250%, 07/01/14                                    45                 53
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
     5.500%, 07/01/12                                   500                536
   Puerto Rico Commonwealth, Public
     Buildings Authority, Ser J, RB
     Callable 07/01/12 @ 100
     5.000%, 07/01/28                                   250                259
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriation Project, RB
     Pre-Refunded @ 100 (B)
     5.500%, 02/01/12                                   700                769
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser A, RB
     Callable 02/01/12 @ 100 (A) (E)
     5.750%, 08/01/27                                   800                865
   Puerto Rico Commonwealth, Ser A, GO
     Callable 07/01/12 @ 100
     5.000%, 07/01/30                                   250                259
   Puerto Rico, Electric Power
     Authority, Ser KK, RB, FSA
     5.250%, 07/01/12                                   600                654
                                                                     ---------
                                                                         3,969
                                                                     ---------
VIRGIN ISLANDS -- 1.0%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
     5.625%, 10/01/10                                   345                358
                                                                     ---------
Total Municipal Bonds
   (Cost $37,564) ($ Thousands)                                         37,924
                                                                     ---------

CASH EQUIVALENT -- 0.2%

   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 2.74% +                    71,119                 71
                                                                     ---------
Total Cash Equivalent
   (Cost $71) ($ Thousands)                                                 71
                                                                     ---------


--------------------------------------------------------------------------------
2                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

Massachusetts Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                                        ($ THOUSANDS)
--------------------------------------------------------------------------------

Total Investments -- 104.7%
   (Cost $37,635) ($ Thousands)                                      $  37,996
                                                                     =========

Percentages are based on Net Assets of $36,292 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets. The rate shown is the 7-day effective yield as of November 30, 2005.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(C)         Security is escrowed to maturity.

(D) Zero Coupon Security - The rate reported is the effective yield at time of purchase.

(E) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

ACA         American Capital Access
AMBAC       American Municipal Bond Assurance Company
Cl          Class
FGIC        Financial Guaranty Insurance Company
FSA         Financial Security Assistance
GAN         Grant Anticipation Note
GO          General Obligation
MBIA        Municipal Bond Insurance Association
RB          Revenue Bond
Ser         Series
SPA         Special Assessment
XLCA        XL Capital Assurance

At November 30, 2005, the tax basis cost of the Fund's investments was $37,635 ($ Thousands), and the unrealized appreciation and depreciation were $701 ($ Thousands) and $340 ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
3                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

New Jersey Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.3%

NEW JERSEY -- 94.5%
   Atlantic County, Public Facilities
     Lease Agreement, COP, FGIC
     6.000%, 03/01/13                             $   1,000          $   1,139
   Bergen County, Utilities Authority,
     Water Pollution Control Project,
     Ser A, RB, FGIC
     5.000%, 12/15/10                                 1,000              1,069
   Burlington County, Bridge
     Commissioner, Governmental Loan
     Program, RB, AMBAC
     5.000%, 12/15/13                                 1,000              1,082
   Essex County, Improvement Authority
     Project, RB, FSA
     5.000%, 12/15/07                                 1,000              1,033
   Freehold, Regional High School
     District, GO, FGIC
     5.000%, 03/01/15                                 1,280              1,390
   Jersey City, General Improvements,
     Ser B, GO (C)
     4.000%, 09/01/07                                 1,270              1,286
   Jersey City, Ser A, GO, FSA
     6.250%, 10/01/11                                 1,225              1,383
   Lafayette Yard, Community
     Development Authority, Trenton
     Hotel/Conference Center Project,
     RB, MBIA
     Pre-Refunded @ 101 (B)
     6.125%, 04/01/10                                   500                558
     5.250%, 04/01/10                                   540                584
   Mantua Township, School Board
     Reserve Fund, GO, MBIA
     Pre-Refunded @ 100 (B)
     5.700%, 03/01/09                                   850                911
   New Jersey State, Casino
     Reinvestment Authority, Ser A, RB,
     MBIA
     5.000%, 06/01/14                                 3,000              3,217
   New Jersey State, Economic
     Development Authority, Motor
     Vehicle Surcharge Revenue Project,
     Ser A, RB, MBIA
     Callable 07/01/14 @ 100
     5.250%, 07/01/15                                 2,000              2,165
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
     Pre-Refunded @ 100 (B)
     5.250%, 09/01/14                                 1,275              1,401
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
     5.000%, 09/01/13                                 1,000              1,064
   New Jersey State, Educational
     Facilities Authority, Fairleigh
     Dickinson Project, Ser C, RB
     6.000%, 07/01/12                                 1,670              1,789
   New Jersey State, Educational
     Facilities Authority, Princeton
     University Project, Ser F, RB
     Callable 01/01/06 @ 100 (A)
     2.710%, 07/01/23                                   860                860

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   New Jersey State, GO
     Pre-Refunded @ 100 (B)
     6.000%, 05/01/10                             $   1,500          $   1,656
   New Jersey State, Garden State
     Preservation Trust, Ser A,
     RB, FSA
     5.250%, 11/01/11                                 2,000              2,174
   New Jersey State, Ser A, COP
     5.250%, 06/15/09                                 2,000              2,100
   New Jersey State, Ser H, GO, FSA
     5.250%, 07/01/15                                 1,485              1,633
   New Jersey State, Transportation
     Administration, Federal
     Transportation Grants, Ser B, COP,
     AMBAC
     5.500%, 09/15/11                                 3,450              3,752
   New Jersey State, Transportation
     Trust Fund, Transportation Systems
     Project, Ser A, RB
     5.000%, 06/15/10                                   165                173
   New Jersey State, Transportation
     Trust Fund, Transportation Systems
     Project, Ser A, RB (C)
     5.000%, 06/15/08                                 1,140              1,186
     5.000%, 06/15/10                                 1,085              1,154
   New Jersey State, Transportation
     Trust Fund, Transportation Systems
     Project, Ser A, RB
     Pre-Refunded @ 100 (B)
     5.250%, 06/15/08                                 2,000              2,095
   New Jersey State, Transportation
     Trust Fund, Transportation Systems
     Project, Ser A, RB, FGIC
     5.250%, 06/15/13                                 1,000              1,085
   New Jersey State, Transportation
     Trust Fund, Transportation Systems
     Project, Ser B, RB, MBIA
     Pre-Refunded @ 100 (B)
     5.000%, 12/15/11                                 1,110              1,195
   New Jersey State, Turnpike
     Authority, Ser A, RB, MBIA
     5.750%, 01/01/10                                 1,615              1,758
   New Jersey State, Turnpike
     Authority, Ser A, RB, MBIA (C)
     5.750%, 01/01/10                                   435                473
   New Jersey, Economic Development
     Authority, Arbor Glen Project,
     Ser A, RB
     Pre-Refunded @ 102 (B)
     8.750%, 05/15/06                                   870                909
   New Jersey, Economic Development
     Authority, Bayonne/IMTT
     Project, Ser B,
     RB (A) (D)
     2.970%, 12/01/27                                   300                300
   New Jersey, Economic Development
     Authority, Cigarette Tax
     Project, RB
     5.375%, 06/15/15                                 3,000              3,217
   New Jersey, Economic Development
     Authority, El Dorado Terminals
     Project, Ser B, RB (A)
     2.970%, 12/01/21                                   205                205
   New Jersey, Economic Development
     Authority, Masonic Charity
     Foundation Project, RB Callable
     06/01/11 @ 102
     5.000%, 06/01/12                                   890                938


--------------------------------------------------------------------------------
1                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

New Jersey Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   New Jersey, Economic Development
     Authority, Transportation
     Project, Ser A,
     RB, FSA
     5.000%, 05/01/08                             $   1,010          $   1,048
   New Jersey, Economic Development
     Authority, Trenton Office Complex,
     RB, FSA
     5.250%, 06/15/11                                 1,400              1,518
   New Jersey, Environmental
     Infrastructure, Ser A, RB
     5.500%, 09/01/10                                 1,635              1,772
   New Jersey, Environmental
     Infrastructure, Wastewater
     Treatment Project, Ser C, RB
     5.000%, 07/01/11                                 1,125              1,198
   New Jersey, Healthcare Facilities
     Financing Authority, Atlantic City
     Medical Center Project, RB
     5.500%, 07/01/07                                 1,000              1,020
   New Jersey, Healthcare Facilities
     Financing Authority, Burdette
     Tomlin Memorial Hospital Project,
     RB Callable 07/01/09 @ 101
     5.250%, 07/01/11                                   535                560
   New Jersey, Healthcare Facilities
     Financing Authority, Childrens
     Specialized Hospital, Ser A, RB
     5.000%, 07/01/12                                   400                414
     5.000%, 07/01/14                                   510                524
   New Jersey, Healthcare Facilities
     Financing Authority, Childrens
     Specialized Hospital, Ser A, RB
     Callable 07/01/15 @ 100
     5.000%, 07/01/18                                   200                203
   New Jersey, Healthcare Facilities
     Financing Authority, Health
     Systems Obligation Group,
     Ser A, RB
     5.000%, 07/01/08                                 1,000              1,030
   New Jersey, Healthcare Facilities
     Financing Authority, Palisades
     Medical Center Project, RB, ACA
     Insured Callable 07/01/09 @ 101
     4.800%, 07/01/10                                   615                626
   New Jersey, Healthcare Facilities
     Financing Authority, RWJ Health
     Care Corporation Project, Ser B,
     RB, Radian Insured
     5.000%, 07/01/13                                 1,000              1,055
     5.000%, 07/01/14                                   570                601
   Ocean County, Waste Utilities
     Authority, RB
     5.250%, 01/01/10                                 1,910              1,997
   Ocean Township, Sewer Authority, Ser
     B, RB, FGIC
     5.250%, 12/01/09                                 1,000              1,068
   Passaic Valley, Sewer Authority, Ser
     F, RB, FGIC
     5.000%, 12/01/12                                 1,270              1,365
   Rahway, COP, MBIA
     Callable 02/15/10 @ 101
     5.400%, 02/15/13                                   475                508
     5.300%, 02/15/12                                   450                481
   South Brunswick, GO, MBIA
     4.000%, 07/01/07                                 1,250              1,263

--------------------------------------------------------------------------------
                                                 FACE AMOUNT
                                                ($ THOUSANDS)/     MARKET VALUE
DESCRIPTION                                        SHARES          ($ THOUSANDS)
--------------------------------------------------------------------------------
   Southeast Morris County, Water
     Authority, RB, MBIA
     Callable 01/01/11 @ 100
     5.000%, 01/01/13                             $   1,215          $   1,281
   Sussex, Municipal Utility Authority,
     RB, FGIC
     5.000%, 12/01/12                                 2,000              2,158
   Trenton, GO, MBIA
     5.000%, 12/01/11                                 1,360              1,464
   Union City, Industrial Pollution
     Control Authority, Exxon Project,
     RB Callable 12/08/05 @ 100 (A)
     2.710%, 07/01/33                                   710                710
   West Orange, GO
     Pre-Refunded @ 100 (B)
     5.450%, 02/15/13                                   980              1,056
                                                                     ---------
                                                                        71,854
                                                                     ---------
WYOMING -- 0.2%
   Lincoln County, Pollution Control
     Authority, Exxon Project, Ser B,
     RB (A)
     2.880%, 11/01/14                                   130                130
                                                                     ---------
                                                                           130
                                                                     ---------
PUERTO RICO -- 3.6%
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO,
     XLCA
     5.500%, 07/01/17                                   500                563
   Puerto Rico Commonwealth, Public
     Improvements, Ser A, GO, FGIC
     5.500%, 07/01/16                                 1,000              1,127
   Puerto Rico, Municipal Finance
     Agency, Ser B, GO, FSA
     Callable 08/01/09 @ 101
     5.750%, 08/01/12                                 1,000              1,090
                                                                     ---------
                                                                         2,780
                                                                     ---------
Total Municipal Bonds
   (Cost $73,898) ($ Thousands)                                         74,764
                                                                     ---------

CASH EQUIVALENT -- 0.1%

   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 2.74% +                    74,552                 75
                                                                     ---------
Total Cash Equivalent
   (Cost $75) ($ Thousands)                                                 75
                                                                     ---------

Total Investments -- 98.4%
   (Cost $73,973) ($ Thousands)                                      $  74,839
                                                                     =========

Percentages are based on Net Assets of $76,020 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets. The rate shown is the 7-day effective yield as of November 30, 2005.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.


--------------------------------------------------------------------------------
2                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

New Jersey Municipal Bond Fund
November 30, 2005

(B) Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(C)         Security is escrowed to maturity.

(D) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

ACA         American Capital Access
AMBAC       American Municipal Bond Assurance Company
Cl          Class
COP         Certificate of Participation
FGIC        Financial Guaranty Insurance Company
FSA         Financial Security Assistance
GO          General Obligation
MBIA        Municipal Bond Insurance Association
Radian      Radian Asset Assurance
RB          Revenue Bond
Ser         Series
XLCA        XL Capital Assurance

At November 30, 2005, the tax basis cost of the Fund's investments was $73,968 ($ Thousands), and the unrealized appreciation and depreciation were $1,297 ($ Thousands) and $426 ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
3                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

New York Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.3%

NEW YORK -- 92.3%
   Buffalo, Ser D, GO, FGIC
     5.250%, 12/15/10                             $      900         $      959
   Cornwall, Central School District,
     GO, FGIC
     5.000%, 10/15/14                                    525                568
   Dutchess County, Industrial
     Development Authority, IBM
     Project, RB
     Callable 12/01/09 @ 100 (A)
     5.450%, 12/01/29                                  1,000              1,060
   Long Island, Power Authority, New
     York Electric Systems Project,
     Ser A, RB, FSA (D)
     5.500%, 12/01/12                                  1,500              1,670
     5.500%, 12/01/13                                  1,475              1,652
   Metropolitan New York,
     Transportation Authority, Ser A,
     RB, FGIC
     Callable 11/15/11 @ 100
     5.250%, 11/15/12                                  1,000              1,074
   Metropolitan New York,
     Transportation Authority, Ser A,
     RB, MBIA
     5.000%, 11/15/11                                  1,550              1,663
   Metropolitan New York,
     Transportation Authority,
     Ser C, RB
     5.000%, 11/15/12                                  1,000              1,071
   Metropolitan New York,
     Transportation Authority, Ser C,
     RB, AMBAC
     5.000%, 11/15/13                                  1,000              1,081
   Metropolitan New York,
     Transportation Authority, Ser F,
     RB, MBIA
     5.000%, 11/15/10                                    650                692
   Nassau County, Healthcare Facilities
     Authority, RB, FSA
     Pre-Refunded @ 102 (C)
     6.000%, 08/01/09                                  1,000              1,107
   Nassau County, Industrial
     Development Authority, Hofstra
     University Project, RB, MBIA
     5.250%, 07/01/10                                    475                508
   Nassau County, Interim Finance
     Authority, Second Ser A, RB, MBIA
     5.000%, 11/15/14                                    500                542
   Nassau County, Interim Finance
     Authority, Second Ser A-1, RB,
     AMBAC Callable 11/15/11 @ 100
     5.375%, 11/15/14                                     75                 82
   Nassau County, Interim Finance
     Authority, Second Ser A-1, RB,
     AMBAC Pre-Refunded @ 100 (C)
     5.375%, 11/15/11                                    175                192
   Nassau County, Ser A, GO, FGIC
     6.000%, 07/01/10                                    100                110
   New York & New Jersey, Port
     Authority, 85th Ser, RB, AMBAC
     5.200%, 09/01/15                                  1,215              1,340

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   New York City, Industrial
     Development Agency, Terminal
     One Group Association
     Project, RB
     5.500%, 01/01/14                             $    1,000         $    1,064
     5.000%, 01/01/10                                    750                773
   New York City, Local Assistance
     Project, Ser E, RB
     6.000%, 04/01/14                                  1,040              1,174
   New York City, Mount Sinai School
     District, GO, AMBAC
     6.200%, 02/15/14                                    500                578
   New York City, Municipal Water
     Finance Authority, Ser F,
     Sub-Ser F-2, RB
     2.920%, 06/15/35                                    100                100
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB (D)
     6.000%, 06/15/09                                  1,000              1,088
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A,
     RB, AMBAC
     5.875%, 06/15/13                                    750                856
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB, FGIC
     6.000%, 06/15/10                                  1,000              1,107
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser C, RB
     Callable 12/15/05 @ 100 (A)
     2.920%, 06/15/33                                    800                800
   New York City, Ser A, GO
     5.250%, 11/01/09                                    250                265
     5.000%, 08/01/09                                    500                524
   New York City, Ser B, GO
     7.250%, 08/15/07                                    860                914
   New York City, Ser B, GO (D)
     7.250%, 08/15/07                                    140                149
   New York City, Ser B, GO Partially
     Pre-Refunded @ 100 (C)
     7.500%, 01/09/06                                     15                 15
   New York City, Ser B, GO, FSA
     8.250%, 06/01/07                                  1,000              1,071
   New York City, Ser B, GO, XLCA
     7.250%, 08/15/07                                    855                910
   New York City, Ser B, GO,
     XLCA (D)
     7.250%, 08/15/07                                    145                155
   New York City, Ser C, GO
     5.000%, 08/01/13                                    500                531
   New York City, Ser C, GO, XLCA
     5.000%, 08/01/14                                  1,500              1,603
   New York City, Ser G, GO
     5.000%, 08/01/10                                  1,000              1,054
   New York City, Ser H , GO, FGIC
     6.000%, 08/01/12                                    750                847
   New York City, Ser H, GO
     5.000%, 08/01/13                                    840                892
   New York City, Ser H, GO, FGIC
     Callable 08/01/14 @ 100
     5.000%, 08/01/15                                    750                801
   New York City, Ser I, GO
     5.000%, 08/01/11                                    500                529
     5.000%, 08/01/14                                  2,500              2,656


--------------------------------------------------------------------------------
1                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

New York Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   New York City, Ser J, GO
     Callable 08/01/07 @ 101
     6.125%, 08/01/11                             $      340         $      357
   New York City, Ser M, GO
     5.000%, 04/01/13                                    700                744
   New York City, Sub-Ser A-7, GO,
     AMBAC (A)
     2.900%, 11/01/24                                  1,000              1,000
   New York City, Sub-Ser F-1, GO
     5.000%, 09/01/13                                    750                797
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser A, RB
     Callable 11/01/11 @ 100 (E)
     5.500%, 11/01/26                                    750                814
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Callable 08/15/07 @ 101
     5.000%, 08/15/11                                     55                 57
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Pre-Refunded @ 101 (C)
     5.500%, 02/15/10                                  1,000              1,090
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Pre-Refunded @ 101 (C)
     5.000%, 05/15/08                                    305                321
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 02/01/11 @ 100 (A)
     5.250%, 02/01/29                                    750                802
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Pre-Refunded @ 101 (C)
     6.000%, 05/15/10                                    500                558
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB
     5.500%, 02/01/09                                  1,105              1,173
     5.500%, 02/01/11                                  1,000              1,088
   New York City, Transportation
     Facilities Authority, Livingston
     Plaza Project, RB, FSA (D)
     5.400%, 01/01/18                                    105                116
   New York City, Transportation
     Facilities Authority, Ser A, COP,
     AMBAC
     5.625%, 01/01/10                                    435                469
   New York State, Dormitory Authority,
     Aids Long-Term Health Care
     Facilities, RB, SONYMA
     5.000%, 11/01/10                                  1,500              1,584
   New York State, Dormitory Authority,
     City University System, Special
     Obligation, Ser D,
     RB, FGIC
     5.750%, 07/01/12                                  1,000              1,085

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   New York State, Dormitory Authority,
     Manhattan College, RB, Radian
     Insured
     5.500%, 07/01/11                             $      900         $      971
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Improvement Project, Ser C, RB,
     FGIC
     5.000%, 02/15/13                                    800                857
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser B, RB
     6.500%, 08/15/08                                    250                268
     6.500%, 08/15/09                                    400                438
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser G, RB, AMBAC
     5.250%, 08/15/09                                    385                409
   New York State, Dormitory Authority,
     Methodist Hospital Project, RB
     5.250%, 07/01/11                                    750                796
   New York State, Dormitory Authority,
     New York State Department of
     Health, RB
     5.250%, 07/01/13                                    500                541
   New York State, Dormitory Authority,
     New York University Project, Ser
     A, RB, MBIA
     6.000%, 07/01/19                                    100                119
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC
     5.500%, 02/01/09                                    300                318
     5.500%, 08/01/09                                    500                534
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
     Callable 02/01/08 @ 101
     4.400%, 08/01/13                                     50                 50
   New York State, Dormitory Authority,
     Ryan/Clinton Community Health
     Project, RB, SONYMA
     5.400%, 07/01/09                                    250                263
   New York State, Dormitory Authority,
     Ser B, RB
     Callable 05/15/12 @ 100 (A)
     5.250%, 11/15/23                                  2,500              2,686
   New York State, Dormitory Authority,
     Ser B, RB, XLCA (A)
     5.250%, 07/01/32                                    750                810
   New York State, Dormitory Authority,
     State Personal Income, Ser A, RB
     5.000%, 12/15/10                                    740                779
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, AMBAC
     5.250%, 05/15/15                                  1,170              1,277
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, MBIA
     Callable 05/15/10 @ 101
     6.000%, 05/15/15                                  1,000              1,103


--------------------------------------------------------------------------------
2                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

New York Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project,
     Ser A, RB, FGIC
     7.500%, 05/15/13                             $      600         $      745
   New York State, Environmental
     Facilities Authority, New York
     City Water Project, RB
     5.750%, 06/15/08                                      5                  5
     5.750%, 06/15/09                                      5                  5
     5.750%, 06/15/10                                     35                 38
     5.750%, 06/15/11                                    180                200
     5.750%, 06/15/12                                    105                118
   New York State, Environmental
     Facilities Authority, New York
     City Water Project, RB (D)
     5.750%, 06/15/08                                     40                 42
     5.750%, 06/15/09                                     40                 43
     5.750%, 06/15/11                                  1,180              1,312
   New York State, Environmental
     Facilities Authority, Revolving
     Funds, New York City Municipal
     Water, Ser E, RB
     5.000%, 06/15/14                                    750                816
   New York State, Environmental
     Facilities Authority, Revolving
     Funds, RB, MBIA
     6.000%, 06/15/12                                  1,350              1,527
   New York State, Environmental
     Facilities Authority, Revolving
     Funds-Pooled Financing Program,
     Ser B, RB
     5.000%, 11/15/14                                  1,000              1,088
     5.000%, 11/15/16                                  1,000              1,090
   New York State, Environmental
     Facilities Authority, Ser A, RB
     5.000%, 03/15/12                                  1,000              1,069
   New York State, Environmental
     Facilities Authority, State Water
     Project, Ser A, RB (D)
     5.750%, 06/15/09                                      5                  5
     5.750%, 06/15/11                                    640                712
   New York State, GO
     Pre-Refunded @ 101 (C)
     5.200%, 07/15/06                                    100                102
   New York State, Housing Finance
     Agency, Ser K, RB
     5.000%, 03/15/10                                  1,000              1,053
   New York State, Mortgage Agency,
     26th Ser, RB
     5.200%, 04/01/08                                    500                510
   New York State, Mortgage Agency,
     26th Ser, RB
     Callable 07/01/10 @ 100
     5.350%, 10/01/16                                    160                165
   New York State, Mortgage Agency,
     Homeowner Mortgage Project,
     Ser 87, RB
     Callable 09/01/09 @ 100
     5.150%, 04/01/17                                    300                300
   New York State, Sales Tax Asset
     Receivables Project, Ser A, RB,
     MBIA Callable 10/15/14 @ 100
     5.000%, 10/15/17                                  1,000              1,073
   New York State, Thruway & Highway
     Board, Second Ser B, RB, FSA
     5.000%, 04/01/14                                  1,000              1,083

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   New York State, Thruway & Highway
     Board, Ser A, RB, FSA
     5.250%, 04/01/11                             $    1,150         $    1,243
   New York State, Thruway & Highway
     Board, Ser B, RB, FGIC Callable
     04/01/08 @ 101
     5.250%, 04/01/11                                  1,000              1,049
   New York State, Thruway & Highway
     Board, Ser C, MBIA
     5.500%, 04/01/12                                    750                827
   New York State, Thruway Authority,
     Transportation Project, Ser A,
     RB, FSA
     5.000%, 03/15/13                                    500                539
     5.000%, 03/15/14                                  1,000              1,081
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB Callable
     06/01/06 @ 100
     5.250%, 06/01/12                                  1,000              1,010
   New York State, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Pre-Refunded @ 101 (C)
     6.000%, 05/15/10                                    750                837
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser SR, RB (D)
     5.500%, 01/01/12                                    545                583
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser X, RB (D)
     6.625%, 01/01/12                                  1,160              1,332
   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
     6.500%, 01/01/10                                    650                723
   New York State, Urban Development,
     Personal Income Tax Project, Ser
     A-1, RB
     5.000%, 12/15/11                                    250                265
   New York State, Urban Development,
     Personal Income Tax Project, Ser
     A-1, RB, AMBAC
     5.000%, 12/15/15                                  1,000              1,080
   New York State, Urban Development,
     Personal Income Tax Project, Ser
     B, RB, FSA
     5.000%, 03/15/13                                  1,000              1,079
   New York State, Urban Development,
     Personal Income Tax Project, Ser
     C-1, RB
     5.000%, 03/15/10                                    750                790
   New York State, Urban Development,
     Ser A, RB
     5.500%, 01/01/17                                  1,500              1,614
     5.250%, 01/01/21                                  1,750              1,831
     5.000%, 01/01/09                                    500                522
     5.000%, 01/01/17                                    450                474
   New York State, Urban Development,
     Ser A, RB, MBIA
     5.250%, 01/01/11                                    200                216
   New York State, Urban Development,
     Ser A, RB, XLCA
     5.250%, 01/01/11                                  1,000              1,077
   New York State, Urban Development,
     Service Contract, RB, FSA
     5.000%, 01/01/15                                    500                539


--------------------------------------------------------------------------------
3                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)

New York Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   New York State, Urban Development,
     State Facilities Project, RB
     5.750%, 04/01/12                             $    1,000         $    1,101
   New York, Sub-Ser A-10,
     GO (A) (B)
     2.920%, 08/01/16                                    100                100
   Troy, Industrial Development
     Authority, Rensselaer Polytechnic
     Institute, Ser A, RB
     5.500%, 09/01/10                                    400                428
   Yonkers, Ser A, GO, MBIA
     5.000%, 08/01/13                                  1,500              1,609
   Yonkers, Ser E, GO, MBIA
     5.000%, 12/01/10                                  1,000              1,063
                                                                     ----------
                                                                         96,214
                                                                     ----------
PUERTO RICO -- 7.7%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
     5.500%, 07/01/16                                    500                561
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, MBIA
     6.250%, 07/01/14                                     10                 12
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, MBIA (D)
     6.250%, 07/01/14                                    115                135
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
     5.500%, 07/01/12                                    250                268
   Puerto Rico Commonwealth, Public
     Buildings Authority, Ser J, RB
     Callable 07/01/12 @ 100 (A)
     5.000%, 07/01/28                                  1,000              1,038
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriation Project, RB
     Pre-Refunded @ 100 (C)
     5.500%, 02/01/12                                    750                824
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser A, RB
     Callable 02/01/12 @ 100 (A) (B)
     5.750%, 08/01/27                                  2,850              3,081
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C,
     GO (A)
     6.000%, 07/01/13                                  1,000              1,051
   Puerto Rico Commonwealth, Ser A, GO
     Callable 07/01/12 @ 100 (A)
     5.000%, 07/01/30                                  1,000              1,035
                                                                     ----------
                                                                          8,005
                                                                     ----------
VIRGIN ISLANDS -- 0.3%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
     5.625%, 10/01/10                                    340                354
                                                                     ----------
Total Municipal Bonds
   (Cost $103,651) ($ Thousands)                                        104,573
                                                                     ----------

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                         SHARES         ($ THOUSANDS)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.1%

   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 2.74% +                     62,276         $       62
                                                                     ----------
Total Cash Equivalent
   (Cost $62) ($ Thousands)                                                  62
                                                                     ----------

Total Investments -- 100.4%
   (Cost $103,713) ($ Thousands)                                     $  104,635
                                                                     ==========

Percentages are based on Net Assets of $104,233 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets. The rate shown is the 7-day effective yield as of November 30, 2005.

(A) Floating Rate Security -- The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.

(D)         Security is escrowed to maturity.

(E) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2005. The coupon on a step bond changes on a specified date.

AMBAC       American Municipal Bond Assurance Company
Cl          Class
COP         Certificate of Participation
FGIC        Financial Guaranty Insurance Company
FSA         Financial Security Assistance
GO          General Obligation
MBIA        Municipal Bond Insurance Company
Radian      Radian Asset Assurance
RB          Revenue Bond
Ser         Series
SONYMA      State of New York Mortgage Agency
XLCA        XL Capital Assurance

At November 30, 2005, the tax basis cost of the Fund's investments was $103,711 ($ Thousands) and the unrealized appreciation and depreciation were $1,629 ($ Thousands) and $705 ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
4                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

California Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.7%

CALIFORNIA -- 91.2%
   ABAG, Financial Authority
     Not-For-Profit, Channing House
     Project, COP
     4.900%, 02/15/09                            $       780         $      802
     4.650%, 02/15/06                                    105                105
   ABAG, Financial Authority
     Not-For-Profit, YMCA of San
     Francisco Refinancing Project,
     Ser A, COP, ACA Insured (D)
     4.400%, 10/01/06                                    100                101
   California State, Department of
     Transportation, Federal Highway
     Project, RB, FGIC
     5.000%, 02/01/14                                  3,715              4,036
   California State, Economic
     Development Authority, Ser A, GO
     5.250%, 07/01/12                                  6,930              7,545
   California State, Economic
     Development Authority, Ser A, GO,
     MBIA
     5.250%, 07/01/13                                  2,000              2,200
   California State, Economic
     Development Authority, Ser C-5, RB
     Callable 12/08/05 @ 100 (A)
     2.870%, 07/01/23                                    920                920
   California State, GO
     5.250%, 02/01/18                                  2,000              2,184
     5.000%, 04/01/10                                  3,000              3,184
     5.000%, 04/01/12                                 10,000             10,688
     4.750%, 09/01/12                                  1,000              1,055
   California State, GO
     Callable 08/01/13 @ 100
     5.250%, 02/01/14                                  4,000              4,324
   California State, GO, MBIA
     6.000%, 02/01/10                                  1,100              1,207
     5.500%, 04/01/10                                  1,000              1,085
   California State, GO, XLCA
     5.250%, 02/01/11                                  7,000              7,552
   California State, Health Facilities
     Financing Authority, Cedars-Sinai
     Medical Center Project, RB
     5.000%, 11/15/14                                  1,000              1,064
   California State, Infrastructure &
     Economic Development Authority,
     Bay Area Toll Bridges Project,
     Ser A, RB, FSA
     5.000%, 07/01/11                                  2,000              2,153
   California State, Infrastructure &
     Economic Development Authority,
     Workers Compensation Relief
     Project, Ser A, RB, AMBAC
     5.250%, 10/01/13                                  4,900              5,408
   California State, Public Works
     Board, Department of Corrections
     State Prison Project, Ser E, RB,
     MBIA
     6.000%, 06/01/10                                  1,500              1,653
   California State, Public Works
     Board, Department of General
     Services, Butterfield Street
     Project, Ser A, RB
     5.000%, 06/01/15                                  1,000              1,066

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   California State, Public Works
     Board, UCLA Replacement Hospital
     Project, Ser A, RB, FSA
     4.750%, 10/01/09                            $     1,930         $    2,018
   California State, Resources
     Efficiency Financing Authority,
     Capital Improvements Program, COP,
     AMBAC
     6.000%, 04/01/09                                  1,420              1,539
   California State, Union Elementary
     School District, Ser B, GO, FGIC
     Pre-Refunded  @ 100 (C)
     5.375%, 09/01/12                                  1,000              1,111
   California State, Water Department,
     Central Valley Project, Ser Z, RB,
     FGIC
     5.000%, 12/01/10                                  1,470              1,576
   California Statewide, Communities
     Development Authority, Health
     Facilities-Adventist Health
     Project, Ser A, RB
     5.000%, 03/01/15                                  1,385              1,463
   California Statewide, Communities
     Development Authority, Huntington
     Memorial Hospital, RB
     5.000%, 07/01/15                                  2,860              3,028
   California Statewide, Communities
     Development Authority, Redlands
     Community Hospital, Ser A, RB
     5.000%, 04/01/14                                  1,000              1,055
   Corona-Norco, Unified School
     District, Capital Appreciation
     Project, Ser B, GO, FSA (E)
     5.600%, 09/01/13                                  1,000                727
     5.500%, 09/01/12                                  1,005                771
   Del Mar, Race Track Authority, RB
     5.000%, 08/15/10                                    700                729
   Del Mar, Race Track Authority, RB
     Pre-Refunded @ 102 (C)
     6.000%, 08/15/06                                  1,000              1,039
   Fairfield, Housing Authority,
     Creekside Estates Mobile Homes
     Project, RB
     5.150%, 09/01/07                                    220                221
     5.050%, 09/01/06                                    265                265
   Fairfield, Water Authority, RB, FSA
     5.000%, 04/01/15                                  2,090              2,270
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
     5.100%, 10/01/09                                    360                374
     4.900%, 10/01/07                                  1,345              1,369
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
     Callable 10/01/09 @ 101
     5.200%, 10/01/10                                  1,615              1,693
   Fresno, Joint Powers Finance
     Authority, RB, AMBAC
     Callable 08/01/10 @ 102
     5.500%, 08/01/15                                  1,445              1,605
   Hacienda La Puente, Capital
     Appreciation, Ser A, GO,
     MBIA (E)
     5.450%, 08/01/15                                  1,200                792


--------------------------------------------------------------------------------
1                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

California Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Huntington Beach, Unified School
     District, Election 2004 Project,
     GO, FSA
     Callable 08/01/14 @ 100
     5.000%, 08/01/15                            $     1,165         $    1,252
   Intermodal, Container Transfer
     Facility, Joint Powers Authority,
     Ser A, RB, AMBAC
     5.000%, 11/01/10                                  1,465              1,569
   Lodi, Electric Systems Authority,
     Capital Appreciation, Ser B, COP,
     MBIA
     Pre-Refunded @ 90.35 (C) (E)
     5.715%, 01/15/09                                  1,000                812
   Loma Linda, University Medical
     Center, Ser A, RB
     5.000%, 12/01/15                                  1,575              1,640
   Los Angeles County, Metropolitan
     Transportation Authority,
     Proposition C Project, Second Sen
     A, RB, MBIA
     5.250%, 07/01/13                                  1,000              1,103
   Los Angeles, Community Redevelopment
     Authority, Cinerama Dome Public
     Parking Project, RB, ACA Insured
     (B)
     4.700%, 07/01/06                                    505                504
   Los Angeles, Ser A, GO
     5.250%, 09/01/13                                  1,180              1,301
   Los Angeles, Sonnelblick Del Rio
     West, COP, AMBAC
     5.375%, 11/01/10                                  2,130              2,313
   Los Angeles, Unified School
     District, GO, MBIA
     5.500%, 07/01/11                                  2,000              2,203
   Los Angeles, Wastewater System, RB,
     FSA Callable 06/01/13 @ 100
     5.000%, 06/01/14                                  2,970              3,208
   Los Angeles, Water & Power
     Authority, Ser A, RB, MBIA
     5.000%, 07/01/11                                  2,500              2,691
   Newport Beach, Health Facilities
     Authority, Hoag Memorial
     Presbyterian Hospital Project, RB
     Callable 12/08/05 @ 100 (A)
     2.870%, 10/01/22                                    195                195
   North Orange County, Community
     College District, Election of 2002
     Project, Ser B, GO, FGIC
     Pre-Refunded @ 100 (C)
     5.000%, 08/01/17                                  1,250              1,367
   Northern California, Public Power
     Agency, Ser A, RB, MBIA
     5.850%, 07/01/10                                  2,140              2,357
   Ontario, Redevelopment Financing
     Authority, Center City & Cimarron
     Project No. 1, RB, MBIA
     5.000%, 08/01/11                                  1,270              1,366
   Orange County, Water District
     Authority, Ser B, COP, MBIA
     4.500%, 08/15/13                                  1,350              1,421
   Palo Alto, Unified School District,
     GO, FSA
     5.000%, 08/01/16                                  1,195              1,291
   Pasadena, Unified School District,
     GO, FGIC
     5.000%, 11/01/13                                  2,000              2,175

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   Rancho Cucamonga, Redevelopment
     Agency, Ranch Redevelopment
     Project, Ser A, TA, AMBAC
     Callable 09/01/14 @ 100
     5.000%, 09/01/15                            $     2,000         $    2,153
   Redwood City, Elementary School
     District, GO, FGIC
     5.000%, 08/01/15                                  2,275              2,473
   Richmond, Joint Powers Finance
     Authority, Port Terminal Lease
     Project, RB, ACA Insured
     4.350%, 06/01/06                                  1,100              1,103
   Riverside, Electric Authority, RB,
     FSA Callable 10/01/11 @ 101
     5.250%, 10/01/13                                  2,485              2,717
   Riverside, Public Financing
     Authority, COP
     5.400%, 05/15/09                                  3,800              3,941
   Sacramento, Municipal Utility
     District, Ser S, RB, MBIA
     5.000%, 11/15/13                                  1,400              1,523
   San Buenaventura, Ser B, COP, AMBAC
     5.000%, 01/01/12                                  1,455              1,568
   San Diego, Burnham Institute
     Project, COP
     5.150%, 09/01/06                                    500                497
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, RB
     5.450%, 09/01/09                                    175                181
     5.350%, 09/01/08                                    175                179
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, TA, XLCA
     5.000%, 09/01/13                                  1,300              1,398
   San Diego, Unified School District,
     Election of 1998 Project, Ser B,
     GO, MBIA
     6.050%, 07/01/18                                  2,650              3,150
   San Diego, Unified School District,
     Election of 1998 Project, Ser E-1,
     GO, MBIA
     Callable 07/01/14 @ 102
     5.000%, 07/01/15                                  3,000              3,259
   San Francisco Bay Area,
     Transportation Finance Authority,
     Bridge Toll Project, RB, ACA
     Insured
     5.750%, 02/01/07                                  2,725              2,781
     5.000%, 02/01/06                                    500                501
   San Francisco, State University
     Foundation, Student Housing
     Project, RB, ACA Insured
     4.500%, 07/01/07                                    265                267
     4.400%, 07/01/06                                    425                427
   San Joaquin County, Capital
     Facilities Project, COP, MBIA
     5.500%, 11/15/13                                  1,000              1,122
   San Joaquin Hills, Transportation
     Authority, RB (D) (E)
     5.340%, 01/01/09                                  2,000              1,790
   San Jose-Santa Clara, Water
     Financing Authority, Ser A, RB,
     FSA
     5.000%, 11/15/14                                  5,000              5,450


--------------------------------------------------------------------------------
2                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

California Municipal Bond Fund
November 30, 2005

--------------------------------------------------------------------------------
                                                 FACE AMOUNT       MARKET VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
   San Ramon Valley, Unified School
     District, Election 2002, GO, FSA
     Callable 08/01/14 @ 100
     5.250%, 08/01/17                            $     1,475         $    1,608
   Santa Fe Springs, Community
     Development Authority, Ser A,
     TA, MBIA
     5.000%, 09/01/10                                  1,950              2,080
   Santa Monica, Malibu School
     District, GO, FGIC
     5.250%, 08/01/11                                  2,095              2,275
   Southern California, Public Power
     Authority, San Juan Unit No. 3,
     Ser A, RB, FSA
     5.375%, 01/01/10                                  1,000              1,076
   Stockton, Essential Services
     Building/Parking Facility, COP
     5.000%, 08/01/09                                    280                290
     4.800%, 08/01/07                                    155                158
   Sunnyvale, Water Financing
     Authority, RB, AMBAC
     Callable 10/01/11 @ 100
     5.250%, 10/01/13                                  1,595              1,731
   University of California, Ser A, RB,
     AMBAC
     5.000%, 05/15/11                                  5,000              5,381
   Val Verde, Unified School District,
     COP, FGIC (D)
     5.000%, 01/01/14                                    500                545
   Val Verde, Unified School District,
     COP, FGIC
     Pre-Refunded @ 100 (C)
     5.250%, 01/01/15                                  1,000              1,113
   Ventura County, Public Financing
     Authority, COP, FSA
     Callable 08/15/09 @ 100
     5.250%, 08/15/14                                  3,550              3,794
   Washington Township, Healthcare
     Project, RB
     4.400%, 07/01/06                                  1,010              1,014
                                                                     ----------
                                                                        168,290
                                                                     ----------
GUAM -- 0.6%
   Guam, Ser A, GO, FSA
     5.500%, 12/01/10                                  1,000              1,089
                                                                     ----------
PUERTO RICO -- 5.9%
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser W,
     RB, MBIA
     5.500%, 07/01/13                                  3,400              3,784
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser X,
     RB, FSA
     5.500%, 07/01/15                                  1,490              1,674
   Puerto Rico Commonwealth, Public
     Improvements Authority, GO, MBIA
     5.250%, 07/01/12                                  2,000              2,182
   Puerto Rico, Electric Power
     Authority, Ser KK, RB, XLCA
     5.000%, 07/01/11                                  1,000              1,071
   Puerto Rico, Municipal Finance
     Agency, Ser A, RB, FSA
     4.500%, 08/01/10                                  1,000              1,042

--------------------------------------------------------------------------------
                                                  FACE AMOUNT
                                                ($ THOUSANDS)/     MARKET VALUE
DESCRIPTION                                         SHARES         ($ THOUSANDS)
--------------------------------------------------------------------------------
   Puerto Rico, Public Buildings
     Authority, Government Facilities
     Project, Ser C, RB
     5.500%, 07/01/16                            $     1,000         $    1,123
                                                                     ----------
                                                                         10,876
                                                                     ----------
Total Municipal Bonds
   (Cost $177,013) ($ Thousands)                                        180,255
                                                                     ----------

TAX EXEMPT CORPORATE BOND -- 1.1%

COLORADO -- 1.1%
   San Manuel Entertainment
     Callable 12/01/13 @ 102 (F)
     4.500%, 12/01/16                                  2,000              1,976
                                                                     ----------
Total Tax Exempt Corporate Bond
   (Cost $2,000) ($ Thousands)                                            1,976
                                                                     ----------

CASH EQUIVALENT -- 0.0%

   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 2.74% +                     73,716                 74
                                                                     ----------
Total Cash Equivalent
   (Cost $74) ($ Thousands)                                                  74
                                                                     ----------

Total Investments -- 98.8%
   (Cost $179,087) ($ Thousands) ++                                  $  182,305
                                                                     ==========

Percentages are based on Net Assets of $184,580 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets. The rate shown is the 7-day effective yield as of November 30, 2005.

++ At November 30, 2005, the tax basis cost of the Fund's investments was $178,959 ($ Thousands), and the unrealized appreciation and depreciation were $4,045 ($ Thousands) and $699 ($ Thousands), respectively.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C) Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(D)         Security is escrowed to maturity.

(E) Zero Coupon Bond - The rate shown is the effective yield at the time of purchase.

(F) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2005, the value of these securities amounted to $1,976 ($ Thousands), representing 1.1% of the net assets of the Fund.

ABAG        Association of Bay Area Governments
ACA         American Capital Access
AMBAC       American Municipal Bond Assurance Company
Cl          Class


--------------------------------------------------------------------------------
3                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

California Municipal Bond Fund
November 30, 2005

COP         Certificate of Participation
FGIC        Financial Guaranty Insurance Company
FSA         Financial Security Assistance
GO          General Obligation
MBIA        Municipal Bond Insurance Association
RB          Revenue Bond
Ser         Series
TA          Tax Allocation
XLCA        XL Capital Assurance

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
4                    SEI Tax Exempt Trust / Quarterly Report / November 30, 2005

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Tax Exempt Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             --------------------
                                             Robert A. Nesher, President & CEO

Date January 20, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             ---------------------
                                             Stephen F. Panner, Controller & CFO

Date January 20, 2006